[front cover]

May 31, 2003

American Century
Semiannual Report

[graphic of market line chart]
[graphic of starfish]
[graphic of side-by-side bridges]

International Growth

[american century logo and text logo (reg.sm)]

Our Message to You ........................................................    1

INTERNATIONAL GROWTH

FINANCIAL STATEMENTS

OTHER INFORMATION

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

James E. Stowers III with James E. Stowers, Jr.

We are pleased to provide you with the semiannual report for the International
Growth fund for the six months ended May 31, 2003.

The report includes comparative performance graphs and tables, portfolio commentary, tables that summarize portfolio investments, full listings of portfolio holdings, financial statements, and highlights (all as of May 31,
2003, except as noted). We hope you will find this information helpful in monitoring your investment.

Also, through our Web site, we provide quarterly commentaries on all American
Century portfolios, the views of our senior investment officers, and other information about investments, portfolio strategy, and the markets.

The next International Growth shareholder report will be the annual report for the year ended November 30, 2003, which should be available in approximately six months.

As always, we appreciate your investment with American Century.

Sincerely,

/*/James E. Stowers, Jr.

James E. Stowers, Jr.
Founder and Chairman

/*/James E. Stowers III

James E. Stowers III
Co-Chairman of the Board

                                                                      ------
                                                                      1

International Growth - Performance

TOTAL RETURNS AS OF MAY 31, 2003
                                      --------------------------------
                                          AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                          SINCE     INCEPTION
                         1 YEAR    5 YEARS    10 YEARS  INCEPTION      DATE
--------------------------------------------------------------------------------
INVESTOR CLASS          -15.25%    -3.89%      6.30%      7.73%       5/9/91
--------------------------------------------------------------------------------
MSCI EAFE INDEX         -12.30%    -4.31%      2.37%      3.04%(1        --
--------------------------------------------------------------------------------
Institutional Class     -14.93%    -3.65%       --        1.14%       11/20/97
--------------------------------------------------------------------------------
Advisor Class           -15.38%    -4.11%       --        3.70%       10/2/96
--------------------------------------------------------------------------------
A Class                                                               1/31/03
   No sales charge*        --        --         --        8.52%(2)
   With sales charge*      --        --         --        2.32%(2)
--------------------------------------------------------------------------------
B Class                                                               1/31/03
   No sales charge*        --        --         --        8.20%(2)
   With sales charge*      --        --         --        3.20%(2)
--------------------------------------------------------------------------------
C Class*                -16.22%      --         --      -15.45%       6/4/01
--------------------------------------------------------------------------------

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. (A Class shares have an initial sales charge and CDSC; B and C Class shares have CDSCs. Please see the Share
Class Information pages for more about the applicable sales charges for each share class.) The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) Since 4/30/91, the date nearest the Investor Class's inception for which data are available.

(2) Returns for periods less than one year are not annualized.
                                                                     (continued)

------
     2

International Growth - Performance

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made May 31, 1993

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended May 31
--------------------------------------------------------------------------------------------------------------
                   1994      1995    1996     1997     1998     1999     2000     2001      2002       2003
--------------------------------------------------------------------------------------------------------------
Investor Class    22.93%   -2.89%   17.13%   23.36%   30.30%   -2.85%   48.27%  -22.48%   -13.34%    -15.25%
--------------------------------------------------------------------------------------------------------------
MSCI EAFE Index   13.57%    4.93%   10.67%    7.54%   11.11%    4.36%   17.14%  -17.23%    -9.60%    -12.30%
--------------------------------------------------------------------------------------------------------------

The charts on the performance pages give historical return data for the fund.
Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees)
that reduce returns, while the total returns of the index do not. Unless otherwise indicated, the charts are based on Investor Class shares; performance for other classes will vary due to differences in fee structures (see the Total
Returns table on the previous page). Past performance does not guarantee future results. None of these charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

                                                                          ------
                                                                          3

International Growth - Performance Review

[photo of Keith Creveling, Mark Kopinski and Henrik Strabo]
A performance review from Keith Creveling, Mark Kopinski, and Henrik Strabo, portfolio managers on the International Growth investment team.

International Growth declined 0.18%* during the six months ending May 31, 2003, while its benchmark, the Morgan Stanley Capital International EAFE Index,
gained 3.30%.

The economic and market activity during the period covered in this report occurred against a backdrop  that included an armed conflict in Iraq involving troops from a variety of nations, including the United States. Foreign stock markets, as measured by the EAFE Index, declined in each of the first four months during this period, and advanced in the last two months.

The portfolio's telecommunications sector turned in the period's top performance. Most of the gains came from strength among wireless telecom-

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                          AS OF                 AS OF
                                         5/31/03              11/30/02
--------------------------------------------------------------------------------
Foreign Common Stocks                    97.1%                 99.2%
--------------------------------------------------------------------------------
U.S. Common Stocks                        1.6%                  0.6%
--------------------------------------------------------------------------------
TOTAL EQUITY EXPOSURE                    98.7%                 99.8%
--------------------------------------------------------------------------------
Temporary Cash
Investments                               1.3%                  0.2%
--------------------------------------------------------------------------------

munications companies, which made up International Growth's second-largest industry stake during the period. The portfolio increased its weighting in the wireless industry during the period, and the group contained International
Growth's largest holding as of period end, France Telecom, and the second largest, Vodafone. Those companies were among the largest contributors to the portfolio.

International Growth's financial  holdings, the largest sector stake, also contributed to performance. The sector advanced mostly on the strength of banks, which represented the portfolio's largest industry weighting. Royal Bank of
Scotland and HBOS, both in the United Kingdom and both top-10 holdings at the end of the period, were among banks that contributed. HBOS provided one of the largest contributions to the portfolio.

INVESTMENTS BY COUNTRY
AS OF MAY 31, 2003
-------------------------------------------------------------------------------
                                       % OF FUND             % OF FUND
                                      INVESTMENTS           INVESTMENTS
                                         AS OF                 AS OF
                                        5/31/03              11/30/02
-------------------------------------------------------------------------------
United Kingdom                           18.0%                 22.7%
-------------------------------------------------------------------------------
France                                   15.5%                 10.8%
-------------------------------------------------------------------------------
Japan                                    12.4%                 13.0%
-------------------------------------------------------------------------------
Switzerland                               8.0%                  8.5%
-------------------------------------------------------------------------------
Germany                                   7.3%                  3.2%
-------------------------------------------------------------------------------
Italy                                     6.7%                  6.2%
-------------------------------------------------------------------------------
Spain                                     6.1%                  4.0%
-------------------------------------------------------------------------------
Netherlands                               4.1%                 10.1%
-------------------------------------------------------------------------------
Ireland                                   3.3%                  2.1%
-------------------------------------------------------------------------------
Russian Federation                        3.3%                  0.9%
-------------------------------------------------------------------------------
Other(+)                                 15.3%                 18.5%
-------------------------------------------------------------------------------

(+) Includes Temporary Cash Investments.

*All fund returns referenced in this review are for Investor Class shares.

                                                                    (continued)

------
     4

International Growth - Performance Review

Elsewhere in the sector, property and casualty insurers declined. Aegon, an insurer based in the Netherlands, detracted from the portfolio.

International Growth's energy sector advanced, led by the portfolio's holdings in the oil services industry. In that industry, Eni, an oil company in Italy, was among those that added to performance. The oil refining industry also contributed to the portfolio.

The consumer non-cyclical sector provided another source of strength  for
International Growth, with the portfolio's food and beverage holdings gaining ground. Spain's Altadis and the United Kingdom's Reckitt Benckiser were among the holdings that lifted  the industry.

But several sectors detracted from International Growth's performance,
Including the portfolio's complement  of health care companies. Holdings in

TOP TEN HOLDINGS
AS OF MAY 31, 2003
--------------------------------------------------------------------------------
                                        % OF FUND             % OF FUND
                                       INVESTMENTS           INVESTMENTS
                                          AS OF                 AS OF
                                         5/31/03              11/30/02
--------------------------------------------------------------------------------
France Telecom SA                         2.9%                  0.3%
--------------------------------------------------------------------------------
Vodafone Group plc                        2.7%                  2.5%
--------------------------------------------------------------------------------
UniCredito Italiano                       2.5%                  1.8%
--------------------------------------------------------------------------------
Novartis AG                               2.4%                  2.0%
--------------------------------------------------------------------------------
HBOS plc                                  2.4%                   --
--------------------------------------------------------------------------------
Roche Holding AG                          2.0%                  1.5%
--------------------------------------------------------------------------------
Societe Generale Cl A                     1.8%                   --
--------------------------------------------------------------------------------
Royal Bank of
Scotland Group plc                        1.8%                  2.1%
--------------------------------------------------------------------------------
GlaxoSmithKline plc ADR                   1.8%                  1.4%
--------------------------------------------------------------------------------
Canon, Inc.                               1.7%                  1.8%
--------------------------------------------------------------------------------

TOP FIVE SECTORS
AS OF MAY 31, 2003
-------------------------------------------------------------------------------
                                       % OF FUND             % OF FUND
                                      INVESTMENTS           INVESTMENTS
                                         AS OF                 AS OF
                                        5/31/03              11/30/02
-------------------------------------------------------------------------------
Financial                                23.6%                 21.2%
-------------------------------------------------------------------------------
Telecommunications                       15.4%                 11.4%
-------------------------------------------------------------------------------
Health Care                              12.7%                 12.9%
-------------------------------------------------------------------------------
Technology                                9.1%                 10.4%
-------------------------------------------------------------------------------
Energy                                    8.4%                  6.6%
-------------------------------------------------------------------------------

the drug industry, the portfolio's third-largest industry, accounted for some of the sector's decline. However, two Swiss pharmaceutical companies that were top-10 holdings at period's end--Novartis and Roche Holding--positively contributed. Takeda Chemical Industries and Fujisawa Pharmaceutical Co., both of Japan, were among companies in the portfolio's drug industry that detracted from performance.

The technology sector was among  the portfolio's biggest detractors. The semiconductor and electrical equipment industries led the decline, with
International Growth's computer  hardware and software positions also retreating. Among holdings in the semiconductor industry, South Korea's Samsung
Electronics was one of the portfolio's largest detractors. However, Canon Inc., a holding in the semiconductor industry and one of the portfolio's 10 largest positions, contributed to International Growth.

The performance of the fund was positively impacted by the weakness of the U.S.
dollar versus other currencies during the period.

                                                                         ------
                                                                              5

International Growth -  Schedule of Investments

MAY 31, 2003 (UNAUDITED)

Shares                        ($ In Thousands)                       Value
-------------------------------------------------------------------------------
COMMON STOCKS -- 98.7%

AUSTRALIA -- 2.4%
-------------------------------------------------------------------------------
        1,110,700  Australia & New Zealand
                   Banking Group Ltd.                              $     13,443
-------------------------------------------------------------------------------
        3,506,726  BHP Billiton Limited                                  19,698
-------------------------------------------------------------------------------
        1,596,428  News Corporation Limited                              12,116
-------------------------------------------------------------------------------
        2,113,700  Westpac Banking Corporation                           22,503
-------------------------------------------------------------------------------
                                                                         67,760
-------------------------------------------------------------------------------
AUSTRIA -- 0.2%
-------------------------------------------------------------------------------
           80,970  Erste Bank der Oesterreichischen
                   Sparkassen AG                                          6,865
-------------------------------------------------------------------------------
CANADA -- 1.2%
-------------------------------------------------------------------------------
          624,200  EnCana Corp.                                          22,870
-------------------------------------------------------------------------------
        3,766,400  Nortel Networks Corp.(1)                              11,826
-------------------------------------------------------------------------------
                                                                         34,696
-------------------------------------------------------------------------------
FINLAND -- 1.0%
-------------------------------------------------------------------------------
        1,634,800  Nokia Oyj ADR                                         29,491
-------------------------------------------------------------------------------
FRANCE -- 15.5%
-------------------------------------------------------------------------------
          933,940  Accor SA                                              35,148
-------------------------------------------------------------------------------
        2,120,230  Alcatel SA(1)                                         19,449
-------------------------------------------------------------------------------
          361,600  Aventis SA                                            18,897
-------------------------------------------------------------------------------
          854,295  BNP Paribas SA                                        42,352
-------------------------------------------------------------------------------
        3,267,480  France Telecom SA(1)                                  80,838
-------------------------------------------------------------------------------
          167,900  Groupe Danone                                         23,112
-------------------------------------------------------------------------------
          264,300  Michelin (C.G.D.E.)                                    9,648
-------------------------------------------------------------------------------
        1,467,070  Orange SA(1)                                          13,907
-------------------------------------------------------------------------------
          540,100  PSA Peugeot Citroen(1)                                24,708
-------------------------------------------------------------------------------
          211,900  Publicis Groupe                                        5,552
-------------------------------------------------------------------------------
          336,315  Sanofi-Synthelabo SA                                  21,524
-------------------------------------------------------------------------------
          122,993  Schneider SA                                           5,630
-------------------------------------------------------------------------------
          838,100  Societe Generale Cl A                                 51,516
-------------------------------------------------------------------------------
        1,557,570  STMicroelectronics N.V.
                   New York Shares                                       35,528
-------------------------------------------------------------------------------
          194,100  Total SA Cl B                                         28,456
-------------------------------------------------------------------------------
        2,698,499  Wanadoo(1)                                            20,368
-------------------------------------------------------------------------------
                                                                        436,633
-------------------------------------------------------------------------------
GERMANY -- 7.3%
-------------------------------------------------------------------------------
          176,313  Bayerische Motoren
                   Werke (BMW) AG                                         6,098
-------------------------------------------------------------------------------
          494,386  Deutsche Bank AG(1)                                   28,992
-------------------------------------------------------------------------------
          729,100  Deutsche Boerse AG                                    38,421
-------------------------------------------------------------------------------
        2,360,962  Deutsche Telekom(1)                                   35,391
-------------------------------------------------------------------------------
          408,472  E.On AG                                               21,063
-------------------------------------------------------------------------------
          233,700  Fresenius Medical Care AG                             11,321
-------------------------------------------------------------------------------
          258,212  Metro AG                                               8,064
-------------------------------------------------------------------------------
          263,100  SAP AG                                                29,572
-------------------------------------------------------------------------------
        2,953,287  T-Online International AG(1)                          27,647
-------------------------------------------------------------------------------
                                                                        206,569
-------------------------------------------------------------------------------

Shares                        ($ In Thousands)                       Value
-------------------------------------------------------------------------------
HUNGARY -- 0.2%
-------------------------------------------------------------------------------
          455,165  OTP Bank Rt.                                     $     5,161
-------------------------------------------------------------------------------
IRELAND -- 3.3%
-------------------------------------------------------------------------------
        2,336,042  Allied Irish Banks plc                                34,881
-------------------------------------------------------------------------------
        2,751,900  Bank of Ireland                                       33,312
-------------------------------------------------------------------------------
          929,367  CRH plc                                               14,500
-------------------------------------------------------------------------------
          283,000  Ryanair Holdings plc ADR(1)                           11,735
-------------------------------------------------------------------------------
                                                                         94,428
-------------------------------------------------------------------------------
ISRAEL -- 1.0%
-------------------------------------------------------------------------------
          561,584  Teva Pharmaceutical
                   Industries Ltd. ADR                                  28,461
-------------------------------------------------------------------------------
ITALY -- 6.7%
-------------------------------------------------------------------------------
        1,368,000  Banco Popolare di Verona
                   e Novara Scrl                                        20,523
-------------------------------------------------------------------------------
        2,967,300  ENI SpA                                              47,940
-------------------------------------------------------------------------------
        9,698,900  IntesaBci SpA                                        31,065
-------------------------------------------------------------------------------
        5,483,586  Snam Rete Gas SpA                                    21,245
-------------------------------------------------------------------------------
       15,270,600  UniCredito Italiano                                  69,950
-------------------------------------------------------------------------------
                                                                       190,723
-------------------------------------------------------------------------------
JAPAN -- 12.4%
-------------------------------------------------------------------------------
        2,026,000  Ajinomoto Co. Inc.                                   20,162
-------------------------------------------------------------------------------
        1,164,000  Canon, Inc.                                          48,754
-------------------------------------------------------------------------------
            3,420  East Japan Railway Company                           16,473
-------------------------------------------------------------------------------
          583,700  Fanuc Ltd.                                           26,404
-------------------------------------------------------------------------------
          649,800  Honda Motor Co., Ltd.                                23,461
-------------------------------------------------------------------------------
          320,000  Hoya Corp.                                           20,159
-------------------------------------------------------------------------------
            6,557  KDDI Corp.                                           22,795
-------------------------------------------------------------------------------
          107,300  Keyence Corp.                                        18,912
-------------------------------------------------------------------------------
        5,669,000  Nissan Motor Co., Ltd.                               44,782
-------------------------------------------------------------------------------
           15,823  NTT DoCoMo, Inc.                                     33,270
-------------------------------------------------------------------------------
        1,018,000  Olympus Optical Co., Ltd.                            19,273
-------------------------------------------------------------------------------
        1,263,000  Sharp Corp.                                          13,913
-------------------------------------------------------------------------------
          285,000  Takeda Chemical Industries, Ltd.                     11,197
-------------------------------------------------------------------------------
        5,070,000  Toshiba Corp.                                        15,417
-------------------------------------------------------------------------------
            1,257  Yahoo Japan Corporation(1)                           15,374
-------------------------------------------------------------------------------
                                                                       350,346
-------------------------------------------------------------------------------
MEXICO -- 0.8%
-------------------------------------------------------------------------------
          732,400  America Movil SA
                   de CV, Series L ADR                                  13,374
-------------------------------------------------------------------------------
        3,245,322  Wal-Mart de Mexico SA
                   de CV, Series V                                       9,220
-------------------------------------------------------------------------------
                                                                        22,594
-------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
     6

International Growth - Schedule of Investments

MAY 31, 2003 (UNAUDITED)

Shares                        ($ In Thousands)                       Value
-------------------------------------------------------------------------------
NETHERLANDS -- 4.1%
-------------------------------------------------------------------------------
   1,248,500    ING Groep N.V.                                     $     20,141
-------------------------------------------------------------------------------
   3,628,200    Koninklijke Royal KPN N.V.(1)                            25,335
-------------------------------------------------------------------------------
   1,102,402    Koninklijke Royal Philips
                Electronics N.V. New York Shares                         21,673
-------------------------------------------------------------------------------
     581,924    Unilever N.V.                                            34,057
-------------------------------------------------------------------------------
     465,399    VNU N.V.                                                 13,531
-------------------------------------------------------------------------------
                                                                        114,737
-------------------------------------------------------------------------------
PEOPLE'S REPUBLIC OF CHINA -- 1.9%
-------------------------------------------------------------------------------
 110,341,385    China Telecom
                Corporation Limited                                      23,912
-------------------------------------------------------------------------------
   8,935,000    CNOOC Ltd.                                               12,488
-------------------------------------------------------------------------------
  12,452,000    Huaneng Power International, Inc.                        12,933
-------------------------------------------------------------------------------
  28,966,000    Shanghai Petrochemical
                Co., Ltd. Cl H                                            5,274
-------------------------------------------------------------------------------
                                                                         54,607
-------------------------------------------------------------------------------
RUSSIAN FEDERATION -- 3.3%
-------------------------------------------------------------------------------
     264,082    AO VimpelCom ADR(1)                                      11,884
-------------------------------------------------------------------------------
     175,968    Lukoil Holding ADR                                       12,934
-------------------------------------------------------------------------------
     343,300    Mobile Telesystems ADR(1)                                18,469
-------------------------------------------------------------------------------
      20,599    Sberbank RF                                               5,469
-------------------------------------------------------------------------------
     463,100    Surgutneftegaz ADR                                        9,540
-------------------------------------------------------------------------------
   2,812,300    YUKOS                                                    35,434
-------------------------------------------------------------------------------
                                                                         93,730
-------------------------------------------------------------------------------
SOUTH KOREA -- 1.0%
-------------------------------------------------------------------------------
      65,415    Pohang Iron & Steel Co., Ltd.                             5,816
-------------------------------------------------------------------------------
      42,270    Samsung Electronics Co., Ltd.                            11,328
-------------------------------------------------------------------------------
     691,700    SK Telecom Co. Ltd. ADR                                  12,416
-------------------------------------------------------------------------------
                                                                         29,560
-------------------------------------------------------------------------------
SPAIN -- 6.1%
-------------------------------------------------------------------------------
     980,889    Abertiscesa Infraestructuras SA                          14,323
-------------------------------------------------------------------------------
   1,261,700    Altadis, SA                                              35,865
-------------------------------------------------------------------------------
     440,300    Banco Popular Espanol SA                                 23,331
-------------------------------------------------------------------------------
     912,800    Gas Natural SDG SA                                       18,627
-------------------------------------------------------------------------------
     781,800    Grupo Dragados SA                                        15,715
-------------------------------------------------------------------------------
     864,080    Grupo Ferrovial SA                                       23,697
-------------------------------------------------------------------------------
   1,756,800    Repsol YPF SA                                            27,804
-------------------------------------------------------------------------------
   1,157,988    Telefonica SA(1)                                         13,022
-------------------------------------------------------------------------------
                                                                        172,384
-------------------------------------------------------------------------------
SWEDEN -- 1.6%
-------------------------------------------------------------------------------
   1,603,800    ForeningsSparbanken AB                                   22,648
-------------------------------------------------------------------------------
     305,564    Tele2 AB(1)                                              11,625
-------------------------------------------------------------------------------
  11,977,000    Telefonaktiebolaget LM Ericsson
                B Shares(1)                                              12,357
-------------------------------------------------------------------------------
                                                                         46,630
-------------------------------------------------------------------------------

Shares                        ($ In Thousands)                       Value
-------------------------------------------------------------------------------
SWITZERLAND -- 8.0%
-------------------------------------------------------------------------------
     573,645   Adecco SA                                           $     21,479
-------------------------------------------------------------------------------
   1,185,200   Credit Suisse Group                                       32,108
-------------------------------------------------------------------------------
     131,158   Nestle SA                                                 27,558
-------------------------------------------------------------------------------
   1,729,603   Novartis AG                                               67,957
-------------------------------------------------------------------------------
     747,123   Roche Holding AG                                          57,099
-------------------------------------------------------------------------------
     372,032   UBS AG                                                    20,101
-------------------------------------------------------------------------------
                                                                        226,302
-------------------------------------------------------------------------------
TAIWAN (REPUBLIC OF CHINA) -- 1.1%
-------------------------------------------------------------------------------
  19,302,000   Taiwan Semiconductor
               Manufacturing Co. Ltd.(1)                                 29,803
-------------------------------------------------------------------------------
UNITED KINGDOM -- 18.0%
-------------------------------------------------------------------------------
   1,369,600   3i Group plc                                              13,197
-------------------------------------------------------------------------------
   1,024,707   Alliance & Leicester plc                                  14,004
-------------------------------------------------------------------------------
     862,571   AstraZeneca plc                                           34,956
-------------------------------------------------------------------------------
   2,817,400   BAA plc                                                   22,531
-------------------------------------------------------------------------------
   1,026,700   British Sky Broadcasting plc(1)                           11,155
-------------------------------------------------------------------------------
   1,000,408   Gallaher Group plc                                        10,074
-------------------------------------------------------------------------------
   1,242,151   GlaxoSmithKline plc ADR                                   49,698
-------------------------------------------------------------------------------
   5,806,380   HBOS plc                                                  67,747
-------------------------------------------------------------------------------
   2,020,775   Marks & Spencer Group plc                                  9,470
-------------------------------------------------------------------------------
  33,573,112   mmO2 plc(1)                                               33,835
-------------------------------------------------------------------------------
   2,261,409   Reckitt Benckiser plc                                     44,062
-------------------------------------------------------------------------------
   2,786,874   Rentokil Initial plc                                       8,220
-------------------------------------------------------------------------------
   1,270,700   Rio Tinto plc                                             24,905
-------------------------------------------------------------------------------
   1,975,513   Royal Bank of Scotland
                Group plc                                                51,311
-------------------------------------------------------------------------------
   1,451,500   Smith & Nephew plc                                         8,801
-------------------------------------------------------------------------------
  34,573,445   Vodafone Group plc                                        75,069
-------------------------------------------------------------------------------
   3,440,652   WPP Group plc                                             27,627
-------------------------------------------------------------------------------
                                                                        506,662
-------------------------------------------------------------------------------
UNITED STATES -- 1.6%
-------------------------------------------------------------------------------
     259,300   Alcon, Inc.                                               11,020
-------------------------------------------------------------------------------
     766,400   Amdocs Ltd.(1)                                            14,952
-------------------------------------------------------------------------------
     445,100   Nabors Industries Ltd.(1)                                 20,065
-------------------------------------------------------------------------------
                                                                         46,037
-------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $2,443,198)                                                     2,794,179
-------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 1.3%

Repurchase Agreement, Bank of America
Securities, LLC, (U.S. Treasury obligations),
in a joint trading account at 1.20%,
dated 5/30/03, due 6/2/03
(Delivery value $35,904)
(Cost $35,900)                                                          35,900
-------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 100.0%
(Cost $2,479,098)                                                   $2,830,079
===============================================================================

See Notes to Financial Statements.                                  (continued)

                                                                         ------
                                                                              7

International Growth - Schedule of Investments

MAY 31, 2003 (UNAUDITED)

Principal Amount              ($ In Thousands)                      Value
-------------------------------------------------------------------------------
COLLATERAL RECEIVED
FOR SECURITIES LENDING(2)

REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------
Repurchase Agreement, BNP Paribas
Securities Corp., (U.S. agency obligations),
1.37%, dated 5/30/03, due 6/2/03
(Delivery value $47,356)                                           $     47,350
--------------------------------------------------------------------------------
Repurchase Agreement, CDC IXIS Financial
Products, Inc., (AAA asset-backed securities),
1.43% dated 5/30/03, due 6/2/03
(Delivery value $200,024)                                               200,000
--------------------------------------------------------------------------------
                                                                        247,350
--------------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES
--------------------------------------------------------------------------------
   $      50  Caterpillar Financial Services
              Corp. MTN, Floater, 1.44%,
              6/2/03, resets quarterly  off the
              3-month LIBOR plus
              0.10% with no caps                                             50
--------------------------------------------------------------------------------
      20,005  Citibank Credit Card Issuance
              Trust, Series 2000 A2, Floater,
              1.29%, 8/7/03, resets
              quarterly  off the 3-month LIBOR plus
              a floor of 0.05% with no caps                              20,005
--------------------------------------------------------------------------------
      61,368  Credit Industrial et Commercial
              NY, 1.29%, 6/17/03                                         61,368
--------------------------------------------------------------------------------
      24,997  Dorada Finance Inc. MTN, Floater,
              1.33%, 6/2/03, resets daily
              off the prime rate minus 2.92%
              with no caps                                               24,997
--------------------------------------------------------------------------------
      25,022  Ford Credit Floorplan Master
              Owner Trust, Series 2001-1,
              Class A, Floater, 1.33%,
              6/16/03, resets monthly
              off the 1-month LIBOR plus
              a floor of 0.09% with no caps                              25,022
--------------------------------------------------------------------------------
      50,000  Goldman Sachs Group, Inc.,
              1.27%, 6/16/03                                             50,000
--------------------------------------------------------------------------------
      28,000  Merrill Lynch Mortgage Capital,
              Floater, 1.48%, 6/2/03                                     28,000
--------------------------------------------------------------------------------
     25,000   Metropolitan Life Insurance Co.,
              Floater, 1.40%, 6/2/03                                     25,000
--------------------------------------------------------------------------------
      50,000  Morgan Stanley, Floater,
              1.56%, 6/2/03                                              50,000
--------------------------------------------------------------------------------
      25,000  New York Life Insurance Co.,
              Floater, 1.43%, 6/2/03                                     25,000
--------------------------------------------------------------------------------
      24,993  Nordea Bank Finland plc,
              Floater, 1.36%, 6/2/03,
              resets daily off the prime rate
              minus 2.89% with no caps                                   24,993
--------------------------------------------------------------------------------
      69,000  RACERS[SM), Series 2000-7,
              Series A3, Zurich Capital Market,
              Floater, 1.57%, 6/30/03,
              resets monthly off the 1-month LIBOR
              plus 0.25% with no caps                                    69,000
--------------------------------------------------------------------------------
     $ 5,000  Security Benefit Life Insurance Co.,
              Floater, 1.47%, 6/10/03                              $      5,000
--------------------------------------------------------------------------------
      25,000  Travelers Insurance Company,
              Floater, 1.53%, 6/2/03                                     25,000
--------------------------------------------------------------------------------
      20,000  Wachovia Bank N.A., Floater,
              1.47%, 6/2/03, resets daily
              off the Fed Funds rate plus
              0.19% with no caps                                         20,000
--------------------------------------------------------------------------------
                                                                        453,435
--------------------------------------------------------------------------------
TOTAL COLLATERAL RECEIVED
FOR SECURITIES LENDING
(Cost $700,785)                                                      $  700,785
================================================================================

MARKET SECTOR DIVERSIFICATION

BASIC MATERIALS                                                           1.8%
-------------------------------------------------------------------------------
COMMERCIAL SERVICES                                                       4.3%
-------------------------------------------------------------------------------
CONSUMER SERVICES                                                         3.5%
-------------------------------------------------------------------------------
CONSUMER (CYCLICAL)                                                       7.1%
-------------------------------------------------------------------------------
CONSUMER (NON-CYCLICAL)                                                   6.9%
-------------------------------------------------------------------------------
ENERGY                                                                    8.4%
-------------------------------------------------------------------------------
FINANCIAL                                                                23.6%
-------------------------------------------------------------------------------
HEALTH CARE                                                              12.7%
-------------------------------------------------------------------------------
INDUSTRIALS                                                               1.8%
-------------------------------------------------------------------------------
TECHNOLOGY                                                                9.1%
-------------------------------------------------------------------------------
TELECOMMUNICATIONS                                                       15.4%
-------------------------------------------------------------------------------
TRANSPORTATION                                                            1.5%
-------------------------------------------------------------------------------
UTILITY                                                                   2.6%
-------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS                                                1.3%
-------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt

LIBOR = London Interbank Offered Rate

MTN = Medium Term Note

RACERS[sm] = Restructured Asset Certificates with Enhanced Returns resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

(1) Non-income producing.

(2) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

See Notes to Financial Statements.

------
     8

Statement of Assets and Liabilities

MAY 31, 2003 (UNAUDITED)
(Amounts In Thousands Except Per-Share Amounts)

ASSETS

Investment securities, at value (cost of $2,479,098) --
including $835,813 of securities loaned                              $2,830,079
-------------------------------------------------------------------------------
Collateral received for securities loaned, at value
(cost of $700,785)                                                      700,785
-------------------------------------------------------------------------------
Cash                                                                     10,633
-------------------------------------------------------------------------------
Foreign currency holdings, at value (cost of $85)                            85
-------------------------------------------------------------------------------
Receivable for investments sold                                          73,435
-------------------------------------------------------------------------------
Receivable for capital shares sold                                        6,346
-------------------------------------------------------------------------------
Dividends and interest receivable                                        10,522
-------------------------------------------------------------------------------
                                                                      3,631,885
-------------------------------------------------------------------------------

LIABILITIES

Payable for collateral received on securities loaned                    700,785
-------------------------------------------------------------------------------
Payable for investments purchased                                        90,561
-------------------------------------------------------------------------------
Payable for capital shares redeemed                                          13
-------------------------------------------------------------------------------
Accrued management fees                                                   2,905
-------------------------------------------------------------------------------
Distribution fees payable                                                    44
-------------------------------------------------------------------------------
Service fees payable                                                         44
-------------------------------------------------------------------------------
                                                                        794,352
-------------------------------------------------------------------------------
NET ASSETS                                                           $2,837,533
===============================================================================

See Notes to Financial Statements.                                  (continued)

                                                                        ------
                                                                        9

Statement of Assets and Liabilities

MAY 31, 2003 (UNAUDITED)
(Amounts In Thousands Except Per-Share Amounts)

NET ASSETS CONSIST OF:

Capital (par value and paid-in surplus)                             $ 4,271,897
-------------------------------------------------------------------------------
Undistributed net investment income                                      18,355
-------------------------------------------------------------------------------
Accumulated net realized loss on investment
and foreign currency transactions                                   (1,803,959)
-------------------------------------------------------------------------------
Net unrealized appreciation on investments and
translation of assets and liabilities in
foreign currencies                                                      351,240
-------------------------------------------------------------------------------
                                                                    $ 2,837,533
===============================================================================

INVESTOR CLASS, $0.01 PAR VALUE ($ AND SHARES IN FULL)
-------------------------------------------------------------------------------
Net assets                                                       $2,311,106,513
-------------------------------------------------------------------------------
Shares outstanding                                                  348,905,190
-------------------------------------------------------------------------------
Net asset value per share                                                 $6.62
-------------------------------------------------------------------------------
INSTITUTIONAL CLASS, $0.01 PAR VALUE ($ AND SHARES IN FULL)
-------------------------------------------------------------------------------
Net assets                                                         $304,758,852
-------------------------------------------------------------------------------
Shares outstanding                                                   45,922,785
-------------------------------------------------------------------------------
Net asset value per share                                                 $6.64
-------------------------------------------------------------------------------
ADVISOR CLASS, $0.01 PAR VALUE ($ AND SHARES IN FULL)
-------------------------------------------------------------------------------
Net assets                                                         $219,420,978
-------------------------------------------------------------------------------
Shares outstanding                                                   33,205,546
-------------------------------------------------------------------------------
Net asset value per share                                                 $6.61
-------------------------------------------------------------------------------
A CLASS, $0.01 PAR VALUE ($ AND SHARES IN FULL)
-------------------------------------------------------------------------------
Net assets                                                             $927,943
-------------------------------------------------------------------------------
Shares outstanding                                                      140,189
-------------------------------------------------------------------------------
Net asset value per share                                                 $6.62
-------------------------------------------------------------------------------
Maximum offering price (net asset value divided by 0.9425)                $7.02
-------------------------------------------------------------------------------
B CLASS, $0.01 PAR VALUE ($ AND SHARES IN FULL)
-------------------------------------------------------------------------------
Net assets                                                             $163,830
-------------------------------------------------------------------------------
Shares outstanding                                                       24,807
-------------------------------------------------------------------------------
Net asset value per share                                                 $6.60
-------------------------------------------------------------------------------
C CLASS, $0.01 PAR VALUE ($ AND SHARES IN FULL)
-------------------------------------------------------------------------------
Net assets                                                           $1,155,156
-------------------------------------------------------------------------------
Shares outstanding                                                      175,999
-------------------------------------------------------------------------------
Net asset value per share                                                 $6.56
-------------------------------------------------------------------------------

See Notes to Financial Statements.

------
    10

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2003 (UNAUDITED)
(Amounts In Thousands)

INVESTMENT INCOME

INCOME:
-------------------------------------------------------------------------------
Dividends (net of foreign taxes withheld of $4,803)                  $   34,812
-------------------------------------------------------------------------------
Interest                                                                    284
-------------------------------------------------------------------------------
Securities lending                                                        1,140
-------------------------------------------------------------------------------
                                                                         36,236
-------------------------------------------------------------------------------

EXPENSES:
-------------------------------------------------------------------------------
Management fees                                                          16,707
-------------------------------------------------------------------------------
Distribution fees:
-------------------------------------------------------------------------------
 Advisor Class                                                              238
-------------------------------------------------------------------------------
 B Class                                                                     --
-------------------------------------------------------------------------------
 C Class                                                                      3
-------------------------------------------------------------------------------
Service fees:
-------------------------------------------------------------------------------
 Advisor Class                                                              238
-------------------------------------------------------------------------------
 B Class                                                                     --
-------------------------------------------------------------------------------
 C Class                                                                      1
-------------------------------------------------------------------------------
Service and distribution fees -- A Class                                     --
-------------------------------------------------------------------------------
Directors' fees and expenses                                                 20
-------------------------------------------------------------------------------
Other expenses                                                               65
-------------------------------------------------------------------------------
                                                                         17,272
-------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                    18,964
-------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)

NET REALIZED GAIN (LOSS) ON:
-------------------------------------------------------------------------------
Investment transactions                                               (340,135)
-------------------------------------------------------------------------------
Foreign currency transactions                                           143,386
-------------------------------------------------------------------------------
                                                                      (196,749)
-------------------------------------------------------------------------------

CHANGE IN NET UNREALIZED APPRECIATION ON:
-------------------------------------------------------------------------------
Investments                                                              50,354
-------------------------------------------------------------------------------
Translation of assets and liabilities in foreign currencies             123,090
-------------------------------------------------------------------------------
                                                                        173,444
-------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS                                       (23,305)
-------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                $   (4,341)
===============================================================================

See Notes to Financial Statements.

                                                                        ------
                                                                        11

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2003 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2002
(Amounts In Thousands)
-------------------------------------------------------------------------------
DECREASE IN NET ASSETS                                      2003       2002
-------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------
Net investment income                                  $    18,964   $    26,16
-------------------------------------------------------------------------------
Net realized loss                                         (196,749)   (611,007)
-------------------------------------------------------------------------------
Change in net unrealized appreciation                      173,444       93,995
-------------------------------------------------------------------------------
Net decrease in net assets
resulting from operations                                   (4,341)   (490,848)
-------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------
From net investment income:
-------------------------------------------------------------------------------
  Investor Class                                           (20,175)    (12,811)
-------------------------------------------------------------------------------
  Institutional Class                                       (2,772)     (2,126)
-------------------------------------------------------------------------------
  Advisor Class                                             (1,186)       (301)
-------------------------------------------------------------------------------
Decrease in net assets from distributions                  (24,133)    (15,238)
-------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
-------------------------------------------------------------------------------
Net decrease in net assets from
capital share transactions                                 (12,575)   (465,220)
-------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                                 (41,049)   (971,306)
-------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------
Beginning of period                                      2,878,582    3,849,888
-------------------------------------------------------------------------------
End of period                                           $2,837,533   $2,878,582
===============================================================================

Undistributed net investment income                        $18,355      $23,805
===============================================================================

See Notes to Financial Statements.

------
    12

Notes to Financial Statements

MAY 31, 2003 (UNAUDITED) (Amounts In Thousands)

--------------------------------------------------------------------------------
1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. International Growth Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified under the 1940 Act. The fund's investment objective is to seek capital growth. The fund does this by investing primarily in equity securities of foreign companies in developed countries. The following is a summary of the fund's significant accounting policies.

MULTIPLE CLASS -- The fund is authorized to issue the Investor Class, the
Institutional Class, the Advisor Class, the A Class, the B Class and the C
Class. The A Class may incur an initial sales charge. The A Class, B Class and C
Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and shareholder servicing and distribution expenses and arrangements. All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.
Sale of the A Class and B Class commenced on January 31, 2003, at which time the Investor Class was no longer available to new investors.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of  the most recent bid and asked prices. Discount notes are valued through a commercial pricing service. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the
Board of Directors.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on  the identified cost basis, which is also used for federal income tax purposes.

Certain countries impose taxes on realized  gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The realized and unrealized tax provision reduces the net realized gain (loss) on investment transactions and net unrealized appreciation
(depreciation) on investments, respectively.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on foreign currency transactions and unrealized appreciation
(depreciation) on translation of assets and liabilities in foreign currencies, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The fund records the foreign tax expense, if any, as a reduction to the net realized gain
(loss) on foreign currency transactions.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The fund may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency or to hedge the fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the fund and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract.
Additionally, losses may arise if the counterparties do not perform under the contract terms.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that the fund's investment manager, American Century Investment
Management, Inc. (ACIM),

                                                                 (continued)

                                                                        ------
                                                                        13

Notes to Financial Statements

MAY 31, 2003 (UNAUDITED) (Amounts In Thousands)

--------------------------------------------------------------------------------
1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

has determined are creditworthy pursuant to criteria adopted by the Board of
Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is the fund's policy to distribute all net investment income and net  realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code.
Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are generally declared and paid annually. Distributions from net realized gains, if any, are generally declared and paid twice a year.

USE OF ESTIMATES -- The financial statements  are prepared in conformity with accounting  principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

--------------------------------------------------------------------------------
2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee per class. The
Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered
"interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly in arrears based on each class's pro rata share of the fund's average daily closing net assets during the previous month.

The annual management fee schedule for each class of the fund is as follows:

                   INVESTOR  INSTITUTIONAL  ADVISOR     A        B        C
                    CLASS        CLASS       CLASS    CLASS    CLASS    CLASS
-------------------------------------------------------------------------------
FUND AVERAGE NET ASSETS
-------------------------------------------------------------------------------
First $1 billion   1.50%        1.30%        1.25%    1.50%    1.50%    1.50%
-------------------------------------------------------------------------------
Next $1 billion    1.20%        1.00%        0.95%    1.20%    1.20%    1.20%
-------------------------------------------------------------------------------
Over $2 billion    1.10%        0.90%        0.85%    1.10%    1.10%    1.10%
-------------------------------------------------------------------------------

The effective annual management fee for the six months ended May 31, 2003 for the Investor, Institutional, Advisor, A, B and C Classes was 1.29%, 1.09%,
1.04%, 1.29%, 1.29% and 1.29%, respectively.

                                                                  (continued)

------
    14

Notes to Financial Statements

MAY 31, 2003 (UNAUDITED) (Amounts In Thousands)

--------------------------------------------------------------------------------
2. FEES AND TRANSACTIONS WITH RELATED PARTIES (CONTINUED)

DISTRIBUTION AND SERVICE FEES -- The Board of Directors has adopted a Master
Distribution and Shareholder Services Plan for the Advisor Class (the Advisor
Class plan) and a separate Master Distribution and Individual Shareholder
Services Plan for each of the A Class, B Class and C Class (collectively with the Advisor Class Plan, the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the Advisor Class, B Class and C Class will pay American
Century Investment Services, Inc. (ACIS) the following annual distribution and service fees:
----------------------------------------------------------------------------
                             ADVISOR            B                 C
----------------------------------------------------------------------------
Distribution Fee              0.25%           0.75%             0.75%
----------------------------------------------------------------------------
Service Fee                   0.25%           0.25%             0.25%
----------------------------------------------------------------------------

The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The fees are computed daily and paid monthly in arrears based on each class's average daily closing net assets during the previous month. The distribution fee provides compensation for expenses incurred in connection with distributing shares of the classes including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. The service fee provides compensation for shareholder and administrative services rendered by
ACIS, its affiliates or independent third party providers for Advisor Class shares and for individual shareholder services rendered by broker/dealers or other independent financial intermediaries for A, B and C Class shares. Fees incurred under the plans during the six months ended May 31, 2003, are detailed in the Statement of Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment manager, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services Corporation.

During the six months ended May 31, 2003, the fund invested in a money market fund for temporary purposes, which was managed by  J.P. Morgan Fleming Asset
Management (USA) Inc. (JPMFAM). JPMFAM is a wholly owned subsidiary of J.P.
Morgan Chase & Co. (JPM). JPM is an equity investor in ACC. The fund has a bank line of credit agreement with JPM. The fund has a securities lending agreement with JPMorgan Chase Bank (Chase). Chase is a wholly owned subsidiary of JPM.

--------------------------------------------------------------------------------
3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, excluding short-term investments, for the six months ended May 31, 2003, were $2,415,090 and $2,435,647, respectively.

                                                                  (continued)

                                                                        ------
                                                                        15

Notes to Financial Statements

MAY 31, 2003 (UNAUDITED) (Amounts In Thousands)

--------------------------------------------------------------------------------
4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the fund were as follows:

                                                         SHARES       AMOUNT
--------------------------------------------------------------------------------
INVESTOR CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED MAY 31, 2003

SHARES AUTHORIZED                                       1,000,000
================================================================================
Sold                                                      116,272     $ 721,259
-------------------------------------------------------
Issued in reinvestment of distributions                     2,709        17,260
-------------------------------------------------------
Redeemed                                                 (130,456)     (809,630)
--------------------------------------------------------------------------------
Net decrease                                              (11,475)    $ (71,111)
================================================================================
YEAR ENDED NOVEMBER 30, 2002

SHARES AUTHORIZED                                       1,000,000
================================================================================
Sold                                                      513,726   $ 3,783,196
-------------------------------------------------------
Issued in reinvestment of distributions                     1,335        10,348
-------------------------------------------------------
Redeemed                                                 (573,378)   (4,242,434)
--------------------------------------------------------------------------------
Net decrease                                              (58,317)   $
(448,890)
================================================================================
INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED MAY 31, 2003

SHARES AUTHORIZED                                         150,000
================================================================================
Sold                                                       38,576    $  240,371
-------------------------------------------------------
Issued in reinvestment of distributions                       398         2,535
-------------------------------------------------------
Redeemed                                                  (33,317)     (208,259)
--------------------------------------------------------------------------------
Net increase                                                5,657    $   34,647
================================================================================
YEAR ENDED NOVEMBER 30, 2002

SHARES AUTHORIZED                                         150,000
================================================================================
Sold                                                       69,870     $ 502,481
-------------------------------------------------------
Issued in reinvestment of distributions                       241         1,869
-------------------------------------------------------
Redeemed                                                  (74,690)     (540,428)
--------------------------------------------------------------------------------
Net decrease                                               (4,579)   $  (36,078)
================================================================================
ADVISOR CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED MAY 31, 2003

SHARES AUTHORIZED                                         100,000
================================================================================
Sold                                                       29,418     $ 181,672
-------------------------------------------------------
Issued in reinvestment of distributions                       177         1,127
-------------------------------------------------------
Redeemed                                                  (25,941)     (160,157)
--------------------------------------------------------------------------------
Net increase                                                3,654    $   22,642
================================================================================
YEAR ENDED NOVEMBER 30, 2002

SHARES AUTHORIZED                                         100,000
================================================================================
Sold                                                       89,618     $ 649,836
-------------------------------------------------------
Issued in reinvestment of distributions                        37           281
-------------------------------------------------------
Redeemed                                                  (86,331)     (631,278)
--------------------------------------------------------------------------------
Net increase                                                3,324    $   18,839
================================================================================

                                                                   (continued)

------
    16

Notes to Financial Statements

MAY 31, 2003 (UNAUDITED) (Amounts In Thousands)

--------------------------------------------------------------------------------
4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                           SHARES       AMOUNT
--------------------------------------------------------------------------------
A CLASS
--------------------------------------------------------------------------------
PERIOD ENDED MAY 31, 2003(1)

SHARES AUTHORIZED                                           50,000
================================================================================
Sold                                                           321     $ 1,947
---------------------------------------------------------
Redeemed                                                      (181)     (1,088)
--------------------------------------------------------------------------------
Net increase                                                   140     $   859
================================================================================
B CLASS
--------------------------------------------------------------------------------
PERIOD ENDED MAY 31, 2003(1)

SHARES AUTHORIZED                                           50,000
================================================================================
Sold                                                            25        $157
---------------------------------------------------------
Redeemed                                                        --          (3)
--------------------------------------------------------------------------------
Net increase                                                    25        $154
================================================================================
C CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED MAY 31, 2003

SHARES AUTHORIZED                                           50,000
================================================================================
Sold                                                            53        $326
---------------------------------------------------------
Redeemed                                                       (15)        (92)
--------------------------------------------------------------------------------
Net increase                                                    38        $234
================================================================================
YEAR ENDED NOVEMBER 30, 2002

SHARES AUTHORIZED                                           50,000
================================================================================
Sold                                                           137      $1,024
---------------------------------------------------------
Redeemed                                                       (17)       (115)
--------------------------------------------------------------------------------
Net increase                                                   120      $  909
================================================================================

(1) January 31, 2003 (commencement of sale) through May 31, 2003.

--------------------------------------------------------------------------------
5. SECURITIES LENDING

As of May 31, 2003, securities in the fund valued at $835,813 were on loan through the lending agent, Chase, to certain approved borrowers. Chase receives and maintains collateral in the form of cash, U.S. Treasury or Government Agency securities and/or letters of credit for the fund. The value of cash collateral received at period end is disclosed in the Statement of Assets and Liabilities and investments made with the cash by the lending agent are listed in the
Schedule of Investments. The total value of all collateral received, at this date, was $877,451. The fund's risks in securities lending are that the borrower may not provide additional collateral when required or return the securities when due. If the borrower defaults, receipt of the collateral by the fund may be delayed or limited.

--------------------------------------------------------------------------------
6. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM, has a $620 million unsecured bank line of credit agreement with JPM, which was renewed from $650 million effective December 17, 2002. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the six months ended May 31, 2003.

                                                                   (continued)

                                                                        ------
                                                                        17

Notes to Financial Statements

MAY 31, 2003 (UNAUDITED) (Amounts In Thousands)

--------------------------------------------------------------------------------
7. GEOGRAPHIC RISK FACTORS

There are certain risks involved in investing in foreign securities. These risks include those resulting from possible future adverse political and economic developments and the possible imposition of currency exchange restrictions or other foreign laws or restrictions.

--------------------------------------------------------------------------------
8. FEDERAL TAX INFORMATION

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts.

As of May 31, 2003, the components of investments for federal income tax purposes were as follows:
--------------------------------------------------------------------------------
Federal tax cost of investments                                      $2,527,267
================================================================================
Gross tax appreciation of investments                                  $336,348
--------------------------------------------------------------------
Gross tax depreciation of investments                                   (33,536)
--------------------------------------------------------------------------------
Net tax appreciation of investments                                    $302,812
================================================================================

The difference between book-basis and tax-basis unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Following are the capital loss carryovers and capital loss deferral amounts at
November 30, 2002:
--------------------------------------------------------------------------------
Accumulated capital losses                                         $(1,518,407)
--------------------------------------------------------------------------------
Capital loss deferral                                                 $(41,116)
--------------------------------------------------------------------------------

The accumulated capital losses listed above represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire in 2009 through 2010.

The capital loss deferrals represent net capital losses incurred in the one-month period ended November 30, 2002. The fund has elected to  treat such losses as having been incurred in  the following fiscal year for federal income tax purposes.

------
    18

International Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
-------------------------------------------------------------------------------------------------------------------
                                                                    INVESTOR CLASS
-------------------------------------------------------------------------------------------------------------------
                                       2003(1)       2002         2001          2000          1999         1998
PER-SHARE DATA

Net Asset Value,
Beginning of Period                    $6.69        $7.86       $12.05        $13.02         $9.25         $9.22
-------------------------------------------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------
  Net Investment Income (Loss)(2)       0.04         0.06         0.04         (0.02)        (0.01)         0.03
---------------------------------
  Net Realized and
  Unrealized Gain (Loss)               (0.05)       (1.20)       (2.50)        (0.22)         3.95          1.31
-------------------------------------------------------------------------------------------------------------------
  Total From Investment
  Operations                           (0.01)       (1.14)       (2.46)        (0.24)         3.94          1.34
-------------------------------------------------------------------------------------------------------------------
Distributions
---------------------------------
  From Net Investment Income           (0.06)       (0.03)         --          (0.01)        (0.02)        (0.03)
---------------------------------
  From Net Realized Gains                --           --         (1.73)        (0.72)        (0.15)        (1.28)
-------------------------------------------------------------------------------------------------------------------
  Total Distributions                  (0.06)       (0.03)       (1.73)        (0.73)        (0.17)        (1.31)
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period         $6.62        $6.69        $7.86        $12.05        $13.02         $9.25
===================================================================================================================
  TOTAL RETURN(3)                      (0.18)%     (14.54)%     (24.18)%       (2.47)%       43.22%        16.74%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                1.29%(4)       1.25%         1.21%         1.20%         1.27%         1.33%
---------------------------------
Ratio of Net Investment Income
(Loss) to Average Net Assets         1.42%(4)       0.76%         0.48%        (0.16)%       (0.06)%        0.33%
---------------------------------
Portfolio Turnover Rate                92%           215%          178%          116%          117%          190%
---------------------------------
Net Assets, End of
Period (in thousands)              $2,311,107   $2,410,600    $3,290,867    $4,455,433   $3,701,903    $2,448,162
-------------------------------------------------------------------------------------------------------------------

(1) Six months ended May 31, 2003 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

                                                                        ------
                                                                        19

International Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)

-------------------------------------------------------------------------------------------------------------------
                                                                   INSTITUTIONAL CLASS
-------------------------------------------------------------------------------------------------------------------
                                           2003(1)        2002         2001         2000         1999       1998
PER-SHARE DATA

Net Asset Value, Beginning of Period       $6.71         $7.88        $12.07       $13.05       $9.28       $9.22
-------------------------------------------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------
  Net Investment Income(2)                  0.05          0.07         0.06         0.01        --(3)       0.05
-----------------------------------
  Net Realized and
  Unrealized Gain (Loss)                   (0.05)        (1.19)       (2.50)       (0.24)        3.96       1.32
-------------------------------------------------------------------------------------------------------------------
  Total From Investment Operations          0.00         (1.12)       (2.44)       (0.23)        3.96       1.37
-------------------------------------------------------------------------------------------------------------------
Distributions
-----------------------------------
  From Net Investment Income               (0.07)        (0.05)         --         (0.03)       (0.04)     (0.03)
-----------------------------------
  From Net Realized Gains                    --            --         (1.75)       (0.72)       (0.15)     (1.28)
-------------------------------------------------------------------------------------------------------------------
  Total Distributions                      (0.07)        (0.05)       (1.75)       (0.75)       (0.19)     (1.31)
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $6.64         $6.71        $7.88        $12.07       $13.05     $9.28
===================================================================================================================
  TOTAL RETURN(4)                          0.03%       (14.33)%      (23.96)%      (2.35)%      43.40%     17.14%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                     1.09%(5)       1.05%        1.01%        1.00%        1.07%      1.13%
-----------------------------------
Ratio of Net Investment Income
to Average Net Assets                     1.62%(5)       0.96%        0.68%        0.04%        0.14%      0.53%
-----------------------------------
Portfolio Turnover Rate                     92%           215%         178%         116%         117%       190%
-----------------------------------
Net Assets, End of Period
(in thousands)                           $304,759     $270,121     $353,399     $371,255     $132,031    $13,562
-------------------------------------------------------------------------------------------------------------------

(1) Six months ended May 31, 2003 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

------
    20

International Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED
-------------------------------------------------------------------------------------------------------------------
                                                                    ADVISOR CLASS
-------------------------------------------------------------------------------------------------------------------
                                        2003(1)      2002         2001         2000         1999         1998
PER-SHARE DATA

Net Asset Value,
Beginning of Period                     $6.66        $7.83        $12.02      $12.99        $9.24        $9.20
-------------------------------------------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------
  Net Investment Income (Loss)(2)        0.03         0.04         0.02        (0.05)       (0.04)        --(3)
-----------------------------------
  Net Realized and
  Unrealized Gain (Loss)                (0.04)       (1.20)       (2.51)       (0.23)        3.94         1.33
-------------------------------------------------------------------------------------------------------------------
  Total From Investment Operations      (0.01)       (1.16)       (2.49)       (0.28)        3.90         1.33
-------------------------------------------------------------------------------------------------------------------
Distributions
-----------------------------------
  From Net Investment Income            (0.04)       (0.01)         --         --(3)         --(3)       (0.01)
-----------------------------------
  From Net Realized Gains                 --           --         (1.70)       (0.69)       (0.15)       (1.28)
-------------------------------------------------------------------------------------------------------------------
  Total Distributions                   (0.04)       (0.01)       (1.70)       (0.69)       (0.15)       (1.29)
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period          $6.61        $6.66        $7.83        $12.02       $12.99        $9.24
===================================================================================================================
  TOTAL RETURN(4)                       (0.13)%     (14.81)%     (24.45)%      (2.72)%      42.86%       16.58%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                   1.54%(5)     1.50%        1.46%        1.45%        1.52%         1.58%
-----------------------------------
Ratio of Net Investment Income
(Loss) to Average Net Assets            1.17%(5)     0.51%        0.23%       (0.41)%      (0.31)%        0.08%
-----------------------------------
Portfolio Turnover Rate                   92%         215%         178%         116%         117%         190%
-----------------------------------
Net Assets, End of Period
(in thousands)                         $219,421    $196,949     $205,483     $181,263     $61,317       $21,635
-------------------------------------------------------------------------------------------------------------------

(1)  Six months ended May 31, 2003 (unaudited).

(2)  Computed using average shares outstanding throughout the period.

(3)  Per-share amount was less than $0.005.

(4)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another

(5)  Annualized.

See Notes to Financial Statements.

                                                                        ------
                                                                        21

International Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                       A CLASS
--------------------------------------------------------------------------------
                                                                       2003(1)
PER-SHARE DATA

Net Asset Value, Beginning of Period                                    $6.10
--------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------------------------------------------
 Net Investment Income(2)                                                0.05
---------------------------------------------------------------------
 Net Realized and Unrealized Gain                                        0.47
--------------------------------------------------------------------------------
 Total From Investment Operations                                        0.52
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                          $6.62
================================================================================
 TOTAL RETURN(3)                                                         8.52%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets                        1.55%(4)
---------------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                     2.66%(4)
---------------------------------------------------------------------
Portfolio Turnover Rate                                                    92%(5)
---------------------------------------------------------------------
Net Assets, End of Period (in thousands)                                 $928
--------------------------------------------------------------------------------

(1) January 31, 2003 (commencement of sale) through May 31, 2003 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the six months ended May 31, 2003.

See Notes to Financial Statements.

------
    22

International Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                       B CLASS
--------------------------------------------------------------------------------
                                                                       2003(1)
PER-SHARE DATA

Net Asset Value, Beginning of Period                                    $6.10
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------------------------------
 Net Investment Income(2)                                                0.05
------------------------------------------------------------------
 Net Realized and Unrealized Gain                                        0.45
------------------------------------------------------------------
 Total From Investment Operations                                        0.50
------------------------------------------------------------------
Net Asset Value, End of Period                                          $6.60
================================================================================
 TOTAL RETURN(3)                                                         8.20%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets                        2.29%(4)
------------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                     2.34%(4)
------------------------------------------------------------------
Portfolio Turnover Rate                                                    92%(5)
------------------------------------------------------------------
Net Assets, End of Period (in thousands)                                 $164
--------------------------------------------------------------------------------

(1) January 31, 2003 (commencement of sale) through May 31, 2003 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the six months ended May 31, 2003.

See Notes to Financial Statements.

                                                                        ------
                                                                        23

International Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED
--------------------------------------------------------------------------------
                                                        C CLASS
--------------------------------------------------------------------------------
                                            2003(1)        2002        2001(2)
PER-SHARE DATA

Net Asset Value, Beginning of Period         $6.60        $7.82        $9.16
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------
  Net Investment Income (Loss)(3)             0.02       --(4)         (0.04)
-----------------------------------------
  Net Realized and Unrealized Loss           (0.06)      (1.22)        (1.30)
--------------------------------------------------------------------------------
  Total From Investment Operations          (0.04)       (1.22)        (1.34)
--------------------------------------------------------------------------------
Net Asset Value, End of Period              $6.56        $6.60         $7.82
================================================================================
  TOTAL RETURN(5)                           (0.61)%     (15.60)%      (14.63)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                        2.29%(6)     2.25%         2.23%(6)
-----------------------------------------
Ratio of Net Investment Income
(Loss) to Average Net Assets                 0.42%(6)    (0.24)%       (0.99)%(6)
-----------------------------------------
Portfolio Turnover Rate                        92%         215%          178%(7)
-----------------------------------------
Net Assets, End of Period
(in thousands)                               $1,155       $912          $138
--------------------------------------------------------------------------------

(1) Six months ended May 31, 2003 (unaudited).

(2) June 4, 2001 (commencement of sale) through November 30, 2001.

(3) Computed using average shares outstanding throughout the period.

(4) Per-share amount was less than $0.005.

(5) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6) Annualized.

(7) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended November 30, 2001.

See Notes to Financial Statements.

------
    24

Share Class Information

Six classes of shares are authorized for sale by the fund: Investor Class,
Institutional Class, Advisor Class, A Class,  B Class, and C Class. The total expense ratios of Advisor, A, B, and C Class shares are higher than those of
Investor Class shares; the total expense ratio of Institutional Class shares is lower. ON JANUARY 31, 2003, INVESTOR CLASS SHARES BECAME UNAVAILABLE TO NEW
INVESTORS.

INVESTOR CLASS shares are available for purchase BY EXISTING SHAREHOLDERS in two ways: 1) directly from American Century without any commissions or other fees;
or 2) through a broker-dealer, which may require payment of a transaction fee to the broker.

INSTITUTIONAL CLASS shares are available to large investors such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least  $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the total expense ratio of
Institutional Class shares is 0.20% less than the total expense ratio of
Investor Class shares.

ADVISOR CLASS shares are sold primarily through institutions such as banks, broker-dealers, insurance companies, and financial advisors. Advisor Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee.
The total expense ratio of Advisor Class shares is 0.25% higher than the total expense ratio of Investor Class shares.

A CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as banks, broker-dealers, and insurance companies.
A Class shares are sold at their offering price, which is net asset value plus an initial sales charge that ranges from 4.50% to 0.00% for fixed-income funds and 5.75% to 0.00% for equity funds, depending on the amount invested. The initial sales charge is deducted from the purchase amount before it is invested.
A Class shares may be subject to a contingent deferred sales charge (CDSC).
There is no CDSC on shares acquired through reinvestment of dividends or capital gains.  The prospectus contains information regarding reductions and waivers  of sales charges for A Class shares.  A Class shares also are subject to a 0.25%
annual Rule 12b-1 service and distribution fee.

                                                                    (continued)

                                                                        ------
                                                                        25

Share Class Information

B CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as banks, broker-dealers, and insurance companies.
B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. B Class shares also are subject to a 1.00% annual
Rule 12b-1 service and distribution fee. B Class shares automatically convert to
A Class shares (with lower expenses) eight years after their purchase date.

C CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as banks, broker-dealers, and insurance companies.
C Class shares redeemed within 12 months of purchase are subject to a CDSC of
1.00%. There is no CDSC on shares acquired through reinvestment of dividends or capital gains.  C Class shares also are subject to a  Rule 12b-1 service and distribution fee  of 1.00% for stock funds and 0.75% for bond funds.

All classes of shares represent a pro rata interest in the fund and generally have the same rights and preferences.

------
    26

Retirement Account Information

As required by law, any distributions you receive from an IRA or certain 403(b)
and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding  apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing  a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

                                                                        ------
                                                                        27

Index Definition

The following index is used to illustrate investment market, sector, or style performance or to serve as fund performance comparison. It is not an investment product available for purchase.

Morgan Stanley Capital International (MSCI) has developed several indices that measure the performance of foreign stock markets. The MSCI EAFE(reg.tm) INDEX
(Europe, Australasia, Far East) is designed to measure developed market equity performance, excluding the U.S. and Canada.

------
    28

[back cover]

CONTACT US

WWW.AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR RELATIONS:
1-800-345-2021 or 816-531-5575

INVESTORS USING ADVISORS:
1-800-378-9878

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

American Century Investments                                     PRSRT STD
P.O. Box 419200                                              U.S. POSTAGE PAID
Kansas City, MO 64141-6200                                   AMERICAN CENTURY
                                                                 COMPANIES

0307                              American Century Investment Services, Inc.
SH-SAN-35030S                     (c)2003 American Century Services Corporation

[front cover]

May 31, 2003

American Century
Semiannual Report

[graphic of market line chart]
[graphic of starfish]
[graphic of side-by-side bridges]

International Discovery
Emerging Markets
Global Growth
International Opportunities

[american century logo and text logo (reg.sm)]

Our Message to You ........................................................    1

INTERNATIONAL DISCOVERY

EMERGING MARKETS

GLOBAL GROWTH

INTERNATIONAL OPPORTUNITIES

FINANCIAL STATEMENTS

OTHER INFORMATION

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

James E. Stowers III with James E. Stowers, Jr.

We are pleased to provide you with the semiannual report for International
Discovery, Emerging Markets, Global Growth, and International Opportunities for
the six months ended May 31, 2003.

The report includes comparative performance graphs and tables, portfolio commentary, tables that summarize portfolio investments, full listings of portfolio holdings, financial statements, and highlights (all as of May 31,
2003, except as noted). We hope you will find this information helpful in monitoring your investment.

Also, through our Web site, we provide quarterly commentaries on all American
Century portfolios, the views of our senior investment officers, and other information about investments, portfolio strategy, and the markets.

The next shareholder report will be the annual report for the year ended
November 30, 2003, which should be available in approximately six months.

As always, we appreciate your investment with American Century.

Sincerely,

/*/James E. Stowers, Jr.

James E. Stowers, Jr.
Founder and Chairman

/*/James E. Stowers III

James E. Stowers III
Co-Chairman of the Board

                                                                      ------
                                                                      1

International Discovery - Performance

TOTAL RETURNS AS OF MAY 31, 2003
                                    ------------------------
                                     AVERAGE ANNUAL RETURNS
-------------------------------------------------------------------------------
                                                    SINCE      INCEPTION
                          1 YEAR      5 YEARS     INCEPTION      DATE
-------------------------------------------------------------------------------
INVESTOR CLASS           -8.75%       1.80%       11.16%        4/1/94
-------------------------------------------------------------------------------
CITIGROUP EMI
GROWTH WORLD EX-US       -8.73%      -4.79%       -0.21%(1)       --
-------------------------------------------------------------------------------
MSCI EAFE INDEX         -12.30%      -4.31%        1.57%(1)       --
-------------------------------------------------------------------------------
Institutional Class      -8.53%       1.97%        7.18%        1/2/98
-------------------------------------------------------------------------------
Advisor Class            -8.91%       1.54%        2.82%       4/28/98
-------------------------------------------------------------------------------

(1) Since 3/31/94, the date nearest the Investor Class's inception for which data are available.

GROWTH OF $10,000 OVER LIFE OF INVESTOR CLASS

$10,000 investment made April 1, 1994

ONE-YEAR RETURNS OVER LIFE OF INVESTOR CLASS

Periods ended May 31
-------------------------------------------------------------------------------------------------------------------
                     1994*    1995     1996     1997     1998     1999     2000      2001     2002      2003
-------------------------------------------------------------------------------------------------------------------
Investor Class       9.80%   -2.37%   33.00%   23.42%   36.97%   -0.37%   63.12%   -20.05%   -7.80%    -8.75%
-------------------------------------------------------------------------------------------------------------------
Citigroup EMI

Growth World ex-US   1.16%   -0.97%   17.38%    0.40%    6.18%   -1.85%   21.21%   -21.65%   -8.01%    -8.73%
------------------------------------------------------------------------------------------------------------------
MSCI EAFE Index      3.64%    4.93%   10.67%    7.54%   11.11%    4.36%   17.14%   -17.23%   -9.60%   -12.30%
-------------------------------------------------------------------------------------------------------------------

* From 4/1/94, the Investor Class's inception date. Index data from 3/31/94, the date nearest the Investor Class's inception for which data are available. Not annualized.

The charts on the performance page give historical return  data for the fund.
Returns for the indices are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not. Unless otherwise indicated, the charts are based on Investor Class shares; performance for other classes will vary due to differences in fee structures. Past performance does not guarantee future results. None of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

------
     2

International Discovery -  Performance Review

[photo of Brian Brady, Trevor Gurwich, and Mark Kopinski]

A performance review from Brian Brady,  Trevor Gurwich, and Mark Kopinski, portfolio managers on the International Discovery investment team.

International Discovery gained 6.52%* for the six months ended May 31, 2003, while its benchmark, the Citigroup Extended Market Index (EMI) Growth World
ex-US, returned 10.28%. During the period, the Citigroup index replaced the previous benchmark, the Morgan Stanley Capital International EAFE(reg.tm)
Index.

Most of International Discovery's biggest sector concentrations contributed to performance, including health care, consumer cyclicals, financials and basic materials. However, the technology sector, one of the portfolio's heaviest weightings, detracted most from performance. The portfolio's positive performance was helped by its 20 largest holdings as of May 31, 2003, all of which contributed during the period.

International Discovery's investments in the health care sector contributed most

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                         AS OF                AS OF
                                        5/31/03              11/30/02
--------------------------------------------------------------------------------
Common Stocks                            98.1%                98.5%
--------------------------------------------------------------------------------
TOTAL EQUITY EXPOSURE                    98.1%                98.5%
--------------------------------------------------------------------------------
Temporary Cash
Investments                               1.9%                 1.5%
--------------------------------------------------------------------------------

to performance. Drugmakers were among the portfolio's top-performing industries, led by the Israeli company Taro Pharmaceutical Industries. The medical products and supplies group also contributed, led by Centerpulse, a Swiss manufacturer of orthopedic products, such as knee replacements. Centerpulse was the portfolio's top contributor during the period.

Telecommunications companies also boosted performance, led by wireless providers
Mobistar of Belgium, AO VimpelCom of Russia, and Tele2 AB  of Sweden.

The consumer cyclical sector advanced because of contributions from construction and real estate companies, apparel and textiles and consumer durables. Among the leaders were Actividades de Construccion y Servicios S.A., a Spanish

INVESTMENTS BY COUNTRY
-------------------------------------------------------------------------------
                                       % OF FUND             % OF FUND
                                      INVESTMENTS           INVESTMENTS
                                         AS OF                 AS OF
                                        5/31/03              11/30/02
-------------------------------------------------------------------------------
United Kingdom                           11.8%                 17.0%
-------------------------------------------------------------------------------
Japan                                     9.8%                 11.6%
-------------------------------------------------------------------------------
Australia                                 8.4%                  4.3%
-------------------------------------------------------------------------------
United States(+)                          7.0%                  4.3%
-------------------------------------------------------------------------------
Canada                                    6.0%                  5.0%
-------------------------------------------------------------------------------
Germany                                   5.5%                  4.9%
-------------------------------------------------------------------------------
Italy                                     4.3%                  5.4%
-------------------------------------------------------------------------------
Spain                                     3.7%                  3.7%
-------------------------------------------------------------------------------
France                                    3.7%                  3.2%
-------------------------------------------------------------------------------
Sweden                                    3.6%                  4.5%
-------------------------------------------------------------------------------
South Africa                              3.5%                  1.9%
-------------------------------------------------------------------------------
Taiwan
(Republic of China)                       3.4%                  1.1%
-------------------------------------------------------------------------------
Other                                    29.3%                 33.1%
-------------------------------------------------------------------------------

(+) Includes temporary cash investments.

*All fund returns referenced in this review are for Investor Class shares.

                                                                   (continued)

                                                                      ------
                                                                      3

International Discovery -  Performance Review

construction company, and German sportswear maker Puma AG Rudolf Dassler Sport.
In the consumer durables industry, Yamaha Corp. contributed. However, the consumer cyclical sector included one of the period's largest detractors,
Britain's Game Group, a large retailer of video games.

Some of the portfolio's smaller sector concentrations, including utility  stocks and consumer non-cyclicals, contributed as well. The non-cyclical sector contributed on the strength of its food and beverage stocks, such as Molson, the
Canadian brewer.

The financial sector advanced as some banks, such as Anglo Irish Bank, performed well during the period. But the sector's progress was restrained by financial services stocks, such as the

TOP TEN HOLDINGS
AS OF MAY 31, 2003
--------------------------------------------------------------------------------
                                        % OF FUND             % OF FUND
                                       INVESTMENTS           INVESTMENTS
                                          AS OF                 AS OF
                                         5/31/03              11/30/02
--------------------------------------------------------------------------------
ACS, Actividades de  Construccion
y Servicios, S.A.                         1.9%                  1.2%
--------------------------------------------------------------------------------
AO VimpelCom ADR                          1.8%                  1.2%
--------------------------------------------------------------------------------
Taro Pharmaceuticals
Industries Ltd.                           1.7%                  1.2%
--------------------------------------------------------------------------------
Molson Inc.                               1.7%                  1.6%
--------------------------------------------------------------------------------
Technip-Coflexip S.A.                     1.5%                   --
--------------------------------------------------------------------------------
Puma AG Rudolf
Dassler Sport                             1.5%                  0.8%
--------------------------------------------------------------------------------
Espirit Holdings Limited                  1.5%                  0.8%
--------------------------------------------------------------------------------
Anglo Irish Bank
Corporation                               1.5%                  2.1%
--------------------------------------------------------------------------------
Minolta Co., Ltd.                         1.5%                  1.2%
--------------------------------------------------------------------------------
Centerpulse AG                            1.4%                  1.3%
--------------------------------------------------------------------------------

TOP FIVE SECTORS
AS OF MAY 31, 2003
-------------------------------------------------------------------------------
                                       % OF FUND              % OF FUND
                                      INVESTMENTS            INVESTMENTS
                                         AS OF                  AS OF
                                        5/31/03               11/30/02
-------------------------------------------------------------------------------
Technology                               13.4%                 15.5%
-------------------------------------------------------------------------------
Financial                                12.9%                 12.1%
-------------------------------------------------------------------------------
Consumer (Cyclical)                      11.4%                 15.5%
-------------------------------------------------------------------------------
Consumer Services                        10.2%                  5.9%
-------------------------------------------------------------------------------
Health Care                               9.7%                  8.3%
-------------------------------------------------------------------------------

Dutch trading house Van Der Moolen, which declined during the period.

Technology detracted most from International Discovery's performance, despite strong performances by some software companies, such as Amdocs. Computer hardware was among the portfolio's worst performing industry groups, exemplified by Norwegian video-conferencing equipment maker Tandberg, the portfolio's largest detractor during the period. Logitech,  a producer of computer mice, negatively impacted the fund as well.

Many semiconductor and electrical equipment stocks also retreated, including TCL
International, a television manufacturer based in the People's Republic of
China.

Similarly, despite a few examples of positive performance, the portfolio's industrials sector detracted. Losses in the sector's heavy machinery category resulted in that industry being among the portfolio's biggest detractors. Tomra
Systems, the Norwegian manufacturer of recycling equipment, was among the heavy machinery makers that detracted.

------
     4

International Discovery -  Schedule of Investments

MAY 31, 2003 (UNAUDITED)

Shares                        ($ in Thousands)                       Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 98.1%

AUSTRALIA -- 8.4%
--------------------------------------------------------------------------------
     1,789,317    Amcor Limited                                   $     9,584
--------------------------------------------------------------------------------
       974,804    Australian Gas Light Company Ltd.                     7,226
--------------------------------------------------------------------------------
     1,331,300    Coca-Cola Amatil Limited                              4,756
--------------------------------------------------------------------------------
     2,250,961    James Hardie Industries N.V.                          9,851
--------------------------------------------------------------------------------
     2,960,500    John Fairfax Holdings Limited                         5,666
--------------------------------------------------------------------------------
       732,600    Macquarie Bank Limited                               13,297
--------------------------------------------------------------------------------
       740,600    Orica Limited                                         4,837
--------------------------------------------------------------------------------
     3,681,369    Promina Group Ltd.(1)                                 5,122
--------------------------------------------------------------------------------
     2,225,000    Qantas Airways Limited                                4,679
--------------------------------------------------------------------------------
     1,091,801    QBE Insurance Group Limited                           6,404
--------------------------------------------------------------------------------
     1,725,000    TABCORP Holdings Ltd.                                11,582
--------------------------------------------------------------------------------
                                                                       83,004
--------------------------------------------------------------------------------
BELGIUM -- 1.2%
--------------------------------------------------------------------------------
       284,400    Mobistar SA(1)                                       11,353
--------------------------------------------------------------------------------
BRAZIL -- 0.6%
--------------------------------------------------------------------------------
       357,324    Unibanco-Uniao de Bancos
                  Brasileiros SA GDR                                    6,346
--------------------------------------------------------------------------------
CANADA -- 6.0%
--------------------------------------------------------------------------------
       180,200    Cognos, Inc.(1)                                       4,942
--------------------------------------------------------------------------------
       290,600    Cott Corporation(1)                                   6,269
--------------------------------------------------------------------------------
       627,732    Molson Inc.                                          16,642
--------------------------------------------------------------------------------
       680,200    Moore Corporation Ltd.(1)                             9,640
--------------------------------------------------------------------------------
       485,000    Research In Motion Ltd.(1)                            9,213
--------------------------------------------------------------------------------
       678,900    Rogers Communications, Inc. Cl B(1)                   9,682
--------------------------------------------------------------------------------
       147,000    Shoppers Drug Mart Corporation(1)                     2,489
--------------------------------------------------------------------------------
                                                                       58,877
--------------------------------------------------------------------------------
CZECH REPUBLIC -- 0.9%
--------------------------------------------------------------------------------
       116,000    Komercni Banka as                                     9,044
--------------------------------------------------------------------------------
DENMARK -- 1.1%
--------------------------------------------------------------------------------
     1,420,300    GN Store Nord(1)                                      6,172
--------------------------------------------------------------------------------
       170,000    Novozymes A/S Cl B                                    4,826
--------------------------------------------------------------------------------
                                                                       10,998
--------------------------------------------------------------------------------
ESTONIA -- 0.2%
--------------------------------------------------------------------------------
        93,613    Hansabank Ltd.                                        2,018
--------------------------------------------------------------------------------
FRANCE -- 3.7%
--------------------------------------------------------------------------------
       424,200    Business Objects SA ADR(1)                            8,588
--------------------------------------------------------------------------------
     2,068,000    Havas Advertising SA                                  9,765
--------------------------------------------------------------------------------
       158,600    Technip-Coflexip SA                                  15,202
--------------------------------------------------------------------------------
        41,800    Unibail                                               3,069
--------------------------------------------------------------------------------
                                                                       36,624
--------------------------------------------------------------------------------
GERMANY -- 5.5%
--------------------------------------------------------------------------------
        49,633    Deutsche Boerse AG                                    2,615
--------------------------------------------------------------------------------
       260,900    Fresenius Medical Care AG                            12,639
--------------------------------------------------------------------------------
       223,791    Medion AG                                            10,567
--------------------------------------------------------------------------------
       500,000    MG Technologies AG                                    5,199
--------------------------------------------------------------------------------

Shares                        ($ in Thousands)                       Value
--------------------------------------------------------------------------------

       141,451    Puma AG Rudolf Dassler Sport                     $   15,157
--------------------------------------------------------------------------------
        87,000    Schwarz Pharma AG                                     3,555
--------------------------------------------------------------------------------
        72,836    Stada Arzneimittel AG                                 4,717
--------------------------------------------------------------------------------
                                                                       54,449
--------------------------------------------------------------------------------
GREECE -- 2.0%
--------------------------------------------------------------------------------
       310,500    Alpha Bank A.E.                                       4,834
--------------------------------------------------------------------------------
       474,496    Public Power Corporation(1)                           7,589
--------------------------------------------------------------------------------
     1,060,000    Vodafone Panafon SA(1)                                6,840
--------------------------------------------------------------------------------
                                                                       19,263
--------------------------------------------------------------------------------
HONG KONG -- 1.5%
--------------------------------------------------------------------------------
     7,042,000    Espirit Holdings Limited                             14,899
--------------------------------------------------------------------------------
HUNGARY -- 2.8%
--------------------------------------------------------------------------------
       176,953    Gedeon Richter Rt.                                   13,209
--------------------------------------------------------------------------------
     1,233,716    OTP Bank Rt.                                         13,988
--------------------------------------------------------------------------------
                                                                       27,197
--------------------------------------------------------------------------------
INDIA -- 1.2%
--------------------------------------------------------------------------------
       939,000   Bharat Heavy Electricals Limited                       5,125
--------------------------------------------------------------------------------
       487,180   Ranbaxy Laboratories Ltd.                              7,047
--------------------------------------------------------------------------------
                                                                       12,172
--------------------------------------------------------------------------------
IRELAND -- 1.5%
--------------------------------------------------------------------------------
     1,664,000   Anglo Irish Bank Corporation                          14,637
--------------------------------------------------------------------------------
ISRAEL -- 1.7%
--------------------------------------------------------------------------------
       353,976   Taro Pharmaceuticals
                 Industries Ltd.(1)                                    16,810
--------------------------------------------------------------------------------
ITALY -- 4.3%
--------------------------------------------------------------------------------
     3,703,000   AEM SpA                                                6,100
--------------------------------------------------------------------------------
       870,435   Autogrill SpA(1)                                       9,420
--------------------------------------------------------------------------------
     1,886,403   Gruppo Editoriale L'Espresso SpA                       7,552
--------------------------------------------------------------------------------
       235,800   Italcementi SpA                                        2,457
--------------------------------------------------------------------------------
       795,000   Mondadori (Arnoldo) Editore SpA                        6,010
--------------------------------------------------------------------------------
     1,422,700   Saipem SpA                                            10,521
--------------------------------------------------------------------------------
                                                                       42,060
--------------------------------------------------------------------------------
JAPAN -- 9.8%
--------------------------------------------------------------------------------
       731,000   Casio Computer Co., Ltd.                               4,391
--------------------------------------------------------------------------------
     1,220,000   JSR Corp.                                             13,715
--------------------------------------------------------------------------------
     2,327,000   Kawasaki Kisen Kaisha Ltd.                             5,302
--------------------------------------------------------------------------------
       520,000   Konica Corporation                                     4,779
--------------------------------------------------------------------------------
     2,583,000   Minolta Co., Ltd.                                     14,454
--------------------------------------------------------------------------------
     2,112,000   Mitsui OSK Lines Ltd.                                  5,645
--------------------------------------------------------------------------------
       656,000   NOK Corporation                                        9,067
--------------------------------------------------------------------------------
       431,100   Pioneer Electronic Corp.                               9,064
--------------------------------------------------------------------------------
        82,000   Sumitomo Heavy Industries Ltd.(1)                         91
--------------------------------------------------------------------------------
     1,245,000   Toto Ltd.                                              6,956
--------------------------------------------------------------------------------
       128,000   Uni-Charm Corporation                                  5,565
--------------------------------------------------------------------------------
       573,000   Uniden Corp.                                           4,608
--------------------------------------------------------------------------------
       915,000   Yamaha Corp.                                          12,394
--------------------------------------------------------------------------------
                                                                       96,031
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

                                                                      ------
                                                                      5

International Discovery -  Schedule of Investments

MAY 31, 2003 (UNAUDITED)

Shares                        ($ in Thousands)                          Value
--------------------------------------------------------------------------------
NETHERLANDS -- 0.5%
--------------------------------------------------------------------------------
       387,822    Van der Moolen Holding N.V.(1)                   $     4,795
--------------------------------------------------------------------------------
NORWAY -- 0.6%
--------------------------------------------------------------------------------
       165,000    Frontline Ltd.                                         2,392
--------------------------------------------------------------------------------
       617,600    Tomra Systems ASA                                      3,074
--------------------------------------------------------------------------------
                                                                         5,466
--------------------------------------------------------------------------------
PEOPLE'S REPUBLIC OF CHINA -- 1.4%
--------------------------------------------------------------------------------
    16,218,000    Beijing Datang Power Generation
                  Company Ltd.                                           7,071
--------------------------------------------------------------------------------
     6,407,000    Cosco Pacific Limited                                  6,408
--------------------------------------------------------------------------------
                                                                        13,479
--------------------------------------------------------------------------------
PORTUGAL -- 1.6%
--------------------------------------------------------------------------------
     1,329,025    Brisa-Auto Estradas de Portugal, SA                    7,449
--------------------------------------------------------------------------------
       473,889    PT Multimedia(1)                                       8,649
--------------------------------------------------------------------------------
                                                                        16,098
--------------------------------------------------------------------------------
RUSSIAN FEDERATION -- 2.7%
--------------------------------------------------------------------------------
       385,680    AO VimpelCom ADR(1)                                   17,355
--------------------------------------------------------------------------------
     3,500,000    Central Telecommunications
                  Company                                                1,001
--------------------------------------------------------------------------------
       104,227    Mobile Telesystems ADR(1)                              5,607
--------------------------------------------------------------------------------
    63,000,000    Uralsvyazinform                                        1,266
--------------------------------------------------------------------------------
       575,000    VolgaTelecom(1)                                        1,068
--------------------------------------------------------------------------------
                                                                        26,297
--------------------------------------------------------------------------------
SINGAPORE -- 2.0%
--------------------------------------------------------------------------------
     3,194,000    Keppel Corporation Limited                             8,112
--------------------------------------------------------------------------------
     2,413,000    Neptune Orient Lines(1)                                1,838
--------------------------------------------------------------------------------
     1,067,000    Venture Manufacturing
                  (Singapore) Ltd.                                       9,300
--------------------------------------------------------------------------------
                                                                        19,250
--------------------------------------------------------------------------------
SOUTH AFRICA -- 3.5%
--------------------------------------------------------------------------------
     2,184,800    ABSA Group Limited                                     9,332
--------------------------------------------------------------------------------
       247,166    Gencor                                                     4
--------------------------------------------------------------------------------
       550,000    Harmony Gold Mining Co. Limited                        7,178
--------------------------------------------------------------------------------
       145,888    Impala Platinum Holdings Limited                       8,852
--------------------------------------------------------------------------------
     5,248,500    MTN Group Limited(1)                                   8,905
--------------------------------------------------------------------------------
                                                                        34,271
--------------------------------------------------------------------------------
SOUTH KOREA -- 2.3%
--------------------------------------------------------------------------------
       591,653    Baiksan OPC Co., Ltd.(1)                               4,478
--------------------------------------------------------------------------------
        37,650    Daum Communications Corp.(1)                           2,002
--------------------------------------------------------------------------------
       130,000    Hyundai Department Store Co. Ltd.                      2,796
--------------------------------------------------------------------------------
         9,729    NHN Corporation                                        1,046
--------------------------------------------------------------------------------
     2,340,000    Samsung Heavy Industries                              10,025
--------------------------------------------------------------------------------
       190,000    Top Engineering Co., Ltd.(1)                           2,672
--------------------------------------------------------------------------------
                                                                        23,019
--------------------------------------------------------------------------------

Shares                        ($ in Thousands)                       Value
--------------------------------------------------------------------------------
SPAIN -- 3.7%
--------------------------------------------------------------------------------
       457,200   ACS, Actividades de Construccion
                 y Servicios, SA                                    $   19,150
--------------------------------------------------------------------------------
       400,000   Amadeus Global Travel
                 Distribution SA                                         2,322
--------------------------------------------------------------------------------
       143,000   Fomento de Construcciones
                 Y Contratas SA                                          3,949
--------------------------------------------------------------------------------
       475,300   Grupo Dragados SA                                       9,554
--------------------------------------------------------------------------------
        62,180   Grupo Ferrovial SA                                      1,705
--------------------------------------------------------------------------------
                                                                        36,680
--------------------------------------------------------------------------------
SWEDEN -- 3.6%
--------------------------------------------------------------------------------
     1,176,600   Eniro AB                                                9,863
--------------------------------------------------------------------------------
       325,000   Modern Times Group AB Cl B(1)                           4,464
--------------------------------------------------------------------------------
     1,500,000   Skandia Forsakrings AB                                  4,237
--------------------------------------------------------------------------------
       397,600   Swedish Match AB                                        3,205
--------------------------------------------------------------------------------
       348,765   Tele2 AB(1)                                            13,269
--------------------------------------------------------------------------------
                                                                        35,038
--------------------------------------------------------------------------------
SWITZERLAND -- 2.6%
--------------------------------------------------------------------------------
        50,861   Centerpulse AG(1)                                      13,995
--------------------------------------------------------------------------------
        27,884   SGS Societe Generale
                 de Surveillance Holdings SA                            11,524
--------------------------------------------------------------------------------
                                                                        25,519
--------------------------------------------------------------------------------
TAIWAN (REPUBLIC OF CHINA) -- 3.4%
--------------------------------------------------------------------------------
     3,546,000   Gigabyte Technology Co., Ltd.                           6,038
--------------------------------------------------------------------------------
     4,268,000   Grand Pacific Petrochemical(1)                          1,343
--------------------------------------------------------------------------------
    13,000,000   Nanya Technology Corp.(1)                               8,779
--------------------------------------------------------------------------------
     9,150,000   Taiwan Styrene Monomer
                 Corporation(1)                                          7,790
--------------------------------------------------------------------------------
     7,800,000   Via Technologies Inc.                                   9,612
--------------------------------------------------------------------------------
                                                                        33,562
--------------------------------------------------------------------------------
THAILAND -- 0.9%
--------------------------------------------------------------------------------
     1,297,750   Advanced Info Service
                 Public Company Limited(1)                               1,602
--------------------------------------------------------------------------------
     1,366,250   Advanced Info Service
                 Public Company Limited                                  1,654
--------------------------------------------------------------------------------
     2,273,000   Bangkok Bank Public
                 Company Limited(1)                                      3,106
--------------------------------------------------------------------------------
     2,696,400   Siam Commercial Bank
                 Public Company Limited(1)                               2,295
--------------------------------------------------------------------------------
                                                                         8,657
--------------------------------------------------------------------------------
UNITED KINGDOM -- 11.8%
--------------------------------------------------------------------------------
     7,169,000   Aegis Group plc                                         9,987
--------------------------------------------------------------------------------
     1,177,400   Alliance Unichem plc                                    9,604
--------------------------------------------------------------------------------
     1,500,000   Balfour Beatty plc                                      4,818
--------------------------------------------------------------------------------
       371,700   Bovis Homes Group plc                                   2,372
--------------------------------------------------------------------------------
     1,472,600   Davis Service Group plc                                 9,230
--------------------------------------------------------------------------------
     3,090,500   Dixons Group plc                                        5,850
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                 (continued)

------
     6

International Discovery
-
Schedule of
Investments

MAY 31, 2003 (UNAUDITED)

Shares                        ($ in Thousands)                       Value
--------------------------------------------------------------------------------
      905,400    Emap plc                                          $   12,685
--------------------------------------------------------------------------------
      727,500    Enterprise Inns plc                                    8,816
--------------------------------------------------------------------------------
      775,931    ICAP plc                                              13,479
--------------------------------------------------------------------------------
      595,800    Kelda Group plc                                        4,232
--------------------------------------------------------------------------------
    1,630,000    Lastminute.com plc(1)                                  3,766
--------------------------------------------------------------------------------
      261,800    Persimmon plc                                          1,995
--------------------------------------------------------------------------------
    1,194,880    Rank Group plc                                         4,895
--------------------------------------------------------------------------------
    2,200,000    Royal & Sun Alliance
                 Insurance Group plc                                    5,128
--------------------------------------------------------------------------------
      282,200    Schroders plc                                          3,103
--------------------------------------------------------------------------------
      932,800    Whitbread plc                                          9,676
--------------------------------------------------------------------------------
    2,108,905    Wood Group (John) plc                                  6,359
--------------------------------------------------------------------------------
                                                                      115,995
--------------------------------------------------------------------------------
UNITED STATES -- 5.1%
--------------------------------------------------------------------------------
       591,500    Amdocs Ltd.(1)                                       11,540
--------------------------------------------------------------------------------
       876,644    Comverse Technology, Inc.(1)                         13,382
--------------------------------------------------------------------------------
       448,400    DSP Group, Inc.                                      10,409
--------------------------------------------------------------------------------
       188,400    ResMed Inc.(1)                                        7,498
--------------------------------------------------------------------------------
        98,900    UTStarcom Inc.(1)                                     2,934
--------------------------------------------------------------------------------
       191,400    Zoran Corporation(1)                                  3,923
--------------------------------------------------------------------------------
                                                                       49,686
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $791,345)                                                       963,594
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 1.9%

Repurchase Agreement, Bank of America
Securities, LLC, (U.S. Treasury obligations),
in a joint trading account at 1.20%,
dated 5/30/03, due 6/2/03
(Delivery value $18,902)
(Cost $18,900)                                                         18,900
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 100.0%
(Cost $810,245)                                                      $982,494
================================================================================

COLLATERAL RECEIVED FOR
SECURITIES LENDING(2)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------
Repurchase Agreement, BNP Paribas
Securities Corp., (U.S. Agency obligations),
1.37%, dated 5/30/03, due 6/2/03
(Delivery value $13,759)                                            $  13,757
--------------------------------------------------------------------------------
Repurchase Agreement, CDC IXIS
Financial Products, Inc.,
(AAA Asset-backed securities),
1.43% dated 5/30/03, due 6/2/03
(Delivery value $100,012)                                             100,000
--------------------------------------------------------------------------------
                                                                      113,757
--------------------------------------------------------------------------------

Shares                        ($ in Thousands)                       Value
--------------------------------------------------------------------------------

SHORT-TERM DEBT SECURITIES
--------------------------------------------------------------------------------
    $ 24,021  Ford Credit Floorplan Master
              Owner Trust, Series 2001-1,
              Class A, Floater, 1.33%, 6/16/03,
              resets monthly off the 1-month
              LIBOR plus a floor of 0.09%
              with no caps                                          $  24,021
--------------------------------------------------------------------------------
      25,000  RACERS(sm),  Series 2000-7, Class A3,
              Zurich Capital Market, Floater,
              1.57%, 7/02/03, resets
              monthly  off the 1-month LIBOR
              plus 0.25% with no caps                                  25,000
--------------------------------------------------------------------------------
      20,000  Security Life of Denver
              Insurance Co., Floater,
              1.39%, 8/21/03                                           20,000
--------------------------------------------------------------------------------
       5,000  Wachovia Bank N.A., Floater,
              1.47%, 6/2/03, resets daily off
              the Fed Funds rate plus
              0.19% with no caps                                        5,000
--------------------------------------------------------------------------------
                                                                       74,021
--------------------------------------------------------------------------------
TOTAL COLLATERAL RECEIVED
FOR SECURITIES LENDING
(Cost $187,778)                                                      $187,778
================================================================================

MARKET SECTOR DIVERSIFICATION (UNAUDITED)

BASIC MATERIALS                                                           8.6%
-------------------------------------------------------------------------------
COMMERCIAL SERVICES                                                       8.0%
-------------------------------------------------------------------------------
CONSUMER (CYCLICAL)                                                      11.4%
-------------------------------------------------------------------------------
CONSUMER (NON-CYCLICAL)                                                   3.7%
-------------------------------------------------------------------------------
CONSUMER SERVICES                                                        10.2%
-------------------------------------------------------------------------------
ENERGY                                                                    2.0%
-------------------------------------------------------------------------------
FINANCIAL                                                                12.9%
-------------------------------------------------------------------------------
HEALTH CARE                                                               9.7%
-------------------------------------------------------------------------------
INDUSTRIALS                                                               4.1%
-------------------------------------------------------------------------------
TECHNOLOGY                                                               13.4%
-------------------------------------------------------------------------------
TELECOMMUNICATIONS                                                        7.4%
-------------------------------------------------------------------------------
TRANSPORTATION                                                            3.2%
-------------------------------------------------------------------------------
UTILITY                                                                   3.5%
-------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS                                                1.9%
-------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

LIBOR = London Interbank Offered Rate

RACERS(sm) = Restructured Asset Certificates with Enhanced Returns resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

(1) Non-income producing.

(2) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

See Notes to Financial Statements.

                                                                      ------
                                                                      7

Emerging Markets - Performance

TOTAL RETURNS AS OF MAY 31, 2003
                                        ----------------------
                                        AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                        SINCE        INCEPTION
                           1 YEAR        5 YEARS      INCEPTION         DATE
--------------------------------------------------------------------------------
INVESTOR CLASS            -17.03%        -1.25%        -3.90%           9/30/97
--------------------------------------------------------------------------------
MSCI EMF INDEX             -6.40%        -0.83%        -5.70%              --
--------------------------------------------------------------------------------
Institutional Class       -16.70%           --          4.09%           1/28/99
--------------------------------------------------------------------------------
Advisor Class             -17.17%           --         -2.84%           5/12/99
--------------------------------------------------------------------------------
C Class                   -17.75%           --         -7.28%          12/18/01
--------------------------------------------------------------------------------

GROWTH OF $10,000 OVER LIFE OF INVESTOR CLASS

$10,000 investment made September 30, 1997

ONE-YEAR RETURNS OVER LIFE OF INVESTOR CLASS

Periods ended May 31
--------------------------------------------------------------------------------
                     1998*     1999     2000      2001     2002       2003
--------------------------------------------------------------------------------
Investor Class     -15.00%     1.88%   44.57%   -22.82%   -0.43%    -17.03%
--------------------------------------------------------------------------------
MSCI EMF Index     -25.24%     3.46%   17.75%   -21.60%    7.28%     -6.40%
--------------------------------------------------------------------------------

* From 9/30/97, the Investor Class's inception date. Not annualized.

The charts on the performance page give historical return  data for the fund.
Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not. Unless otherwise indicated, the charts are based on Investor Class shares; performance for other classes will vary due to differences in fee structures. Past performance does not guarantee future results. None of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

------
     8

Emerging Markets - Performance Review

[photo of Raymond Kong and Michael Donnelly]

A performance review from Raymond Kong and Michael Donnelly, portfolio managers on the Emerging Markets investment team.

Emerging Markets gained 6.65%* during the six months ended May 31, 2003. The fund's benchmark, the Morgan Stanley Capital International Emerging Markets Free
Index(reg.tm), which measures the performance of stocks in global emerging market countries, gained 6.22%.

Emerging Markets' stake in basic  materials, one of its largest sector concentrations, contributed most to performance during the period. The bulk of its gains came from mining and metals companies, the portfolio's top-performing industry group. The top contribution in that industry came from a Brazilian steelmaker called Usinas Siderurgicas de Minas Gerais.

The fund's telecommunications holdings also lifted the portfolio. Wireless firms led the advance, and resulted in that

TYPES OF INVESTMENTS IN PORTFOLIO

--------------------------------------------------------------------------------
                                         AS OF                 AS OF
                                        5/31/03              11/30/02
--------------------------------------------------------------------------------
Common Stocks                            87.3%                 97.2%
--------------------------------------------------------------------------------
Preferred Stocks                          6.6%                  2.3%
--------------------------------------------------------------------------------
TOTAL EQUITY EXPOSURE                    93.9%                 99.5%
--------------------------------------------------------------------------------
Temporary Cash
Investments                               6.1%                  0.5%
--------------------------------------------------------------------------------

group providing one of the period's best industry performances. The industry provided several contributors, including Mobile Telesystems and Uralsvyazinform, both Russia-based providers of phone service.

The consumer cyclical sector, representing one of the portfolio's largest sector stakes at the end of the period, was home to several top-contributing firms.
Construction firm Corporacion GEO, based in Mexico, emerged as the portfolio's third-best contributor for the six months.

Emerging Markets' energy stake accounted for one of the portfolio's largest contributions. The portfolio's oil services providers and energy reserves and production firms, which together represented the bulk of Emerging Markets'
energy exposure, advanced.

INVESTMENTS BY COUNTRY
-------------------------------------------------------------------------------
                                       % OF FUND             % OF FUND
                                      INVESTMENTS           INVESTMENTS
                                         AS OF                 AS OF
                                        5/31/03              11/30/02
-------------------------------------------------------------------------------
South Korea                              16.3%                 22.5%
-------------------------------------------------------------------------------
Brazil                                   13.7%                  6.7%
-------------------------------------------------------------------------------
Mexico                                    9.7%                  7.3%
-------------------------------------------------------------------------------
Taiwan
(Republic of China)                       7.3%                 10.9%
-------------------------------------------------------------------------------
United States(+)                          7.3%                  0.5%
-------------------------------------------------------------------------------
South Africa                              7.0%                 11.4%
-------------------------------------------------------------------------------
Russian Federation                        6.3%                  9.3%
-------------------------------------------------------------------------------
People's Republic
of China                                  4.9%                 10.5%
-------------------------------------------------------------------------------
Thailand                                  4.7%                  2.7%
-------------------------------------------------------------------------------
Indonesia                                 3.3%                  0.7%
-------------------------------------------------------------------------------
Other                                    19.5%                 17.5%
-------------------------------------------------------------------------------

(+) Includes temporary cash investments.

*All fund returns referenced in this review are for Investor Class shares.

                                                             (continued)

                                                                          ------
                                                                          9

Emerging Markets - Performance Review

Financial holdings also lifted performance. Emerging Markets' stake in this sector increased during the period, from approximately 3% of the portfolio at the beginning of the period to 12% at its close. Banks, which made up the sector's largest industry stake, delivered the sector's largest contribution.
Brazil's Unibanco, a top-10 holding at period's end, was among the banks that boosted the portfolio.

The portfolio's industrial sector delivered mixed results, with Emerging
Markets' positions among heavy machinery firms losing ground. But the industrial parts industry yielded positive contribution.

Emerging Markets' technology holdings, which represented one of the portfolio's largest sector exposures, topped the  list of detractors at the sector level.
Electrical equipment providers and semiconductor firms restrained performance the most. The biggest detractors included South Korean firms Samsung
Electronics, which makes semiconductors, and You Eal Electronics, a component manufacturer.

Those two companies were partly responsible for South Korea detracting most from the fund's performance on a country basis during the period. Brazil provided the largest contribution, followed by Russia, Mexico, Indonesia and Thailand, where
Advanced Info Service was one of the top contributors. The People's Republic of
China also contributed to performance.

TOP TEN HOLDINGS
AS OF MAY 31, 2003
-------------------------------------------------------------------------------
                                        % OF FUND             % OF FUND
                                       INVESTMENTS           INVESTMENTS
                                          AS OF                 AS OF
                                         5/31/03              11/30/02
-------------------------------------------------------------------------------
Petroleo Brasileiro SA --
Petrobras ADR                             2.6%                  1.1%
-------------------------------------------------------------------------------
Samsung Electronics
Co., Ltd.                                 2.2%                  3.6%
-------------------------------------------------------------------------------
TV Azteca SA de CV ADR                    2.2%                   --
-------------------------------------------------------------------------------
Tele Norte Leste
Participacoes SA ADR                      2.2%                   --
-------------------------------------------------------------------------------
Via Technologies Inc.                     2.0%                   --
-------------------------------------------------------------------------------
Unibanco-Uniao de
Bancos Brasileiros
SA GDR                                    2.0%                   --
-------------------------------------------------------------------------------
Repsol YPF SA ADR                         1.9%                   --
-------------------------------------------------------------------------------
Fine DNC Co. Ltd.                         1.9%                   --
-------------------------------------------------------------------------------
Companhia de Bebidas
das Americas ADR                          1.8%                   --
-------------------------------------------------------------------------------
CJ Home Shopping                          1.8%                   --
-------------------------------------------------------------------------------

TOP FIVE SECTORS
AS OF MAY 31, 2003
-------------------------------------------------------------------------------
                                       % OF FUND             % OF FUND
                                      INVESTMENTS           INVESTMENTS
                                         AS OF                 AS OF
                                        5/31/03              11/30/02
-------------------------------------------------------------------------------
Technology                               20.0%                 21.7%
-------------------------------------------------------------------------------
Basic Materials                          12.3%                 19.0%
-------------------------------------------------------------------------------
Financial                                12.0%                  3.2%
-------------------------------------------------------------------------------
Telecommunications                        9.5%                 10.1%
-------------------------------------------------------------------------------
Energy                                    8.6%                  8.2%
-------------------------------------------------------------------------------

------
    10

Emerging Markets - Schedule of Investments

MAY 31, 2003 (UNAUDITED)

Shares                        ($ in Thousands)                       Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 87.3%

ARGENTINA -- 0.6%
--------------------------------------------------------------------------------
           51,200  IRSA Inversiones y
                   Representaciones SA GDR                          $       451
--------------------------------------------------------------------------------
            9,073    Tenaris SA ADR(1)                                      211
--------------------------------------------------------------------------------
                                                                            662
--------------------------------------------------------------------------------
BRAZIL -- 7.4%
--------------------------------------------------------------------------------
       21,000,000  Companhia de Saneamento
                   Basico do Estado de Sao Paulo                            755
--------------------------------------------------------------------------------
          145,400  Petroleo Brasileiro SA --
                   Petrobras ADR                                          2,785
--------------------------------------------------------------------------------
          192,100  Tele Norte Leste
                   Participacoes SA ADR                                   2,299
--------------------------------------------------------------------------------
          117,600  Unibanco-Uniao de Bancos
                   Brasileiros SA GDR                                     2,089
--------------------------------------------------------------------------------
                                                                          7,928
--------------------------------------------------------------------------------
CHILE -- 2.9%
--------------------------------------------------------------------------------
       32,400,000    Banco de Chile                                       1,084
--------------------------------------------------------------------------------
           84,500    Companhia de Petroleos
                     de Chile SA (COPEC)                                    407
--------------------------------------------------------------------------------
           49,200    Empresa Nacional
                     de Telecomunicaciones SA                               258
--------------------------------------------------------------------------------
           49,000    Empresas CMPC SA                                       506
--------------------------------------------------------------------------------
          306,300    Sociedad Quimica
                     y Minera de Chile SA                                   822
--------------------------------------------------------------------------------
                                                                          3,077
--------------------------------------------------------------------------------
CZECH REPUBLIC -- 2.6%
--------------------------------------------------------------------------------
          316,600    Ceske Energeticke Zavody AS                          1,348
--------------------------------------------------------------------------------
          764,100    Unipetrol AS(1)                                      1,441
--------------------------------------------------------------------------------
                                                                          2,789
--------------------------------------------------------------------------------
EGYPT -- 0.8%
--------------------------------------------------------------------------------
          105,000    Orascom Construction Industries(1)                     802
--------------------------------------------------------------------------------
HUNGARY -- 2.4%
--------------------------------------------------------------------------------
           24,960    Gedeon Richter Rt.                                   1,863
--------------------------------------------------------------------------------
           64,487    OTP Bank Rt.                                           731
--------------------------------------------------------------------------------
                                                                          2,594
--------------------------------------------------------------------------------
INDIA -- 2.4%
--------------------------------------------------------------------------------
          287,024    Bharat Heavy Electricals Limited                     1,567
--------------------------------------------------------------------------------
          259,138    Bharti Televentures(1)                                 211
--------------------------------------------------------------------------------
          167,000    Larsen & Toubro Ltd.                                   791
--------------------------------------------------------------------------------
                                                                          2,569
--------------------------------------------------------------------------------
INDONESIA -- 3.3%
--------------------------------------------------------------------------------
        3,535,615    PT Astra International Tbk(1)                        1,532
--------------------------------------------------------------------------------
        5,934,000    PT Kalbe Farma Tbk(1)                                  393
--------------------------------------------------------------------------------
        2,868,000    PT Telekomunikasi Indonesia(1)                       1,613
--------------------------------------------------------------------------------
                                                                          3,538
--------------------------------------------------------------------------------

Shares                        ($ in Thousands)                       Value
--------------------------------------------------------------------------------

ISRAEL -- 1.6%
--------------------------------------------------------------------------------
           393,800   Bank Hapoalim Ltd.(1)                         $        842
--------------------------------------------------------------------------------
           365,300   Bank Leumi Le-Israel(1)                                576
--------------------------------------------------------------------------------
           102,505   Makhteshim-Agan Industries Ltd.                        283
--------------------------------------------------------------------------------
                                                                          1,701
--------------------------------------------------------------------------------
MALAYSIA -- 1.1%
--------------------------------------------------------------------------------
            69,600   British American Tobacco
                     Malaysia Berhad                                        719
--------------------------------------------------------------------------------
           619,300   CIMB BHD(1)                                            407
--------------------------------------------------------------------------------
                                                                          1,126
--------------------------------------------------------------------------------
MEXICO -- 9.7%
--------------------------------------------------------------------------------
           183,800   Apasco SA de CV                                      1,291
--------------------------------------------------------------------------------
            58,300   Cemex SA ADR                                         1,293
--------------------------------------------------------------------------------
           296,000   Consorcio ARA, SA de CV(1)                             565
--------------------------------------------------------------------------------
           298,700   Controladora Comercial
                     Mexicana SA de CV                                     200
--------------------------------------------------------------------------------
           466,000   Corporacion GEO, SA de CV,
                     Series B(1)                                          1,356
--------------------------------------------------------------------------------
         2,158,901   Empresas ICA Sociedad
                     Controladora SA de CV(1)                               508
--------------------------------------------------------------------------------
           180,000   Grupo Financiero Banorte SA
                     de CV Cl O                                             524
--------------------------------------------------------------------------------
           892,000   Grupo Financiero BBVA Bancomer,
                     SA de CV(1)                                            777
--------------------------------------------------------------------------------
            16,700   Grupo Televisa SA ADR(1)                               516
--------------------------------------------------------------------------------
           378,700   TV Azteca SA de CV ADR                               2,322
--------------------------------------------------------------------------------
           366,849   Wal-Mart de Mexico SA de CV,
                     Series V                                             1,042
--------------------------------------------------------------------------------
                                                                         10,394
--------------------------------------------------------------------------------
PEOPLE'S REPUBLIC OF CHINA -- 4.9%
--------------------------------------------------------------------------------
         2,352,000   Beijing Datang Power
                     Generation Company Ltd.                              1,026
--------------------------------------------------------------------------------
         1,530,000   China Gas Holdings Limited(1)                          143
--------------------------------------------------------------------------------
        13,206,000   Group Sense International Ltd.(1)                      533
--------------------------------------------------------------------------------
           500,000   Huaneng Power International, Inc.                      519
--------------------------------------------------------------------------------
            81,000   SINA.Com ADR(1)                                      1,307
--------------------------------------------------------------------------------
         8,520,000   Wah Sang Gas Holdings Limited                          896
--------------------------------------------------------------------------------
         2,928,000   Xinao Gas Holdings Ltd.(1)                             835
--------------------------------------------------------------------------------
                                                                          5,259
--------------------------------------------------------------------------------
PERU -- 0.4%
--------------------------------------------------------------------------------
            13,500  Compania de Minas
                    Buenaventura SAu ADR                                    398
--------------------------------------------------------------------------------
POLAND -- 0.5%
--------------------------------------------------------------------------------
            97,000   Softbank SA(1)                                         507
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

                                                                          ------
                                                                          11

Emerging Markets - Schedule of Investments

MAY 31, 2003 (UNAUDITED)

Shares                        ($ in Thousands)                          Value
--------------------------------------------------------------------------------

RUSSIAN FEDERATION -- 6.0%
--------------------------------------------------------------------------------
            64,044    Gazprom ADR(1)                                $    1,156
--------------------------------------------------------------------------------
             7,600    Mobile Telesystems ADR(1)                            409
--------------------------------------------------------------------------------
             3,200    Sberbank RF                                          850
--------------------------------------------------------------------------------
         8,500,000    Sibirtelecom                                         252
--------------------------------------------------------------------------------
            27,400    Surgutneftegaz ADR                                   564
--------------------------------------------------------------------------------
        62,506,670    Uralsvyazinform                                    1,256
--------------------------------------------------------------------------------
           735,372    VolgaTelecom(1)                                    1,366
--------------------------------------------------------------------------------
            47,000    YUKOS                                                592
--------------------------------------------------------------------------------
                                                                         6,445
--------------------------------------------------------------------------------
SOUTH AFRICA -- 7.0%
--------------------------------------------------------------------------------
           454,400    ABSA Group Limited                                 1,941
--------------------------------------------------------------------------------
            22,500    Anglo American Platinum
                      Corp. Limited                                        758
--------------------------------------------------------------------------------
            35,858    Anglo American plc                                   555
--------------------------------------------------------------------------------
           155,000    Foschini Limited                                     263
--------------------------------------------------------------------------------
           147,700    Gold Fields Limited                                1,646
--------------------------------------------------------------------------------
           391,459    Kumba Resources Limited                            1,570
--------------------------------------------------------------------------------
           331,000    Murray & Roberts Holdings                            475
--------------------------------------------------------------------------------
            62,965    Telkom South Africa Limited(1)                       257
--------------------------------------------------------------------------------
                                                                         7,465
--------------------------------------------------------------------------------
SOUTH KOREA -- 16.3%
--------------------------------------------------------------------------------
            36,134    CJ Home Shopping                                   1,949
--------------------------------------------------------------------------------
            44,180    Daelim Industrial Co., Ltd.                          826
--------------------------------------------------------------------------------
            61,430    Daewoo Shipbuilding & Marine
                      Engineering Co. Ltd.(1)                              534
--------------------------------------------------------------------------------
           108,810    Fine DNC Co. Ltd.                                  1,980
--------------------------------------------------------------------------------
           100,660    Kodicom Co. Ltd.                                     776
--------------------------------------------------------------------------------
            65,800    Kumho Electric Inc.                                1,562
--------------------------------------------------------------------------------
            92,450    LG Petrochemical Co. Ltd.                          1,537
--------------------------------------------------------------------------------
            11,979    NHN Corporation                                    1,288
--------------------------------------------------------------------------------
             8,780    Samsung Electronics Co., Ltd.                      2,353
--------------------------------------------------------------------------------
           382,300    Samsung Heavy Industries                           1,638
--------------------------------------------------------------------------------
           273,600    Samsung Techwin Co., Ltd.(1)                       1,471
--------------------------------------------------------------------------------
           242,940    Taesan LCD Co. Ltd.                                1,527
--------------------------------------------------------------------------------
                                                                        17,441
--------------------------------------------------------------------------------
SPAIN -- 1.9%
--------------------------------------------------------------------------------
           129,300    Repsol YPF SA ADR                                  2,035
--------------------------------------------------------------------------------
TAIWAN (REPUBLIC OF CHINA) -- 7.3%
--------------------------------------------------------------------------------
         1,114,000    Compal Electronics Inc.                            1,280
--------------------------------------------------------------------------------
           311,000    Gigabyte Technology Co., Ltd.                        530
--------------------------------------------------------------------------------
           142,000    MediaTek Inc.                                      1,262
--------------------------------------------------------------------------------
           486,000    Quanta Computer Inc.                                 975
--------------------------------------------------------------------------------
         1,056,000    Taiwan Semiconductor
                      Manufacturing Co. Ltd.(1)                          1,630
--------------------------------------------------------------------------------
         1,701,000    Via Technologies Inc.                              2,097
--------------------------------------------------------------------------------
                                                                         7,774
--------------------------------------------------------------------------------

Shares                        ($ in Thousands)                       Value
--------------------------------------------------------------------------------

THAILAND -- 4.7%
--------------------------------------------------------------------------------
          857,200  Advanced Info Service
                   Public Company Limited(1)                        $    1,058
--------------------------------------------------------------------------------
        1,286,000  Bank of Ayudhya Public
                   Company Limited(1)                                      265
--------------------------------------------------------------------------------
          480,000  Lalin Property Public
                   Company Limited                                         380
--------------------------------------------------------------------------------
        1,012,400  Tipco Asphalt Public
                   Company Limited(1)                                      505
--------------------------------------------------------------------------------
        1,955,600  Total Access Communication
                   Public Company Limited(1)                             1,779
--------------------------------------------------------------------------------
       12,032,800  TT&T Public Company Limited(1)                          987
--------------------------------------------------------------------------------
                                                                         4,974
--------------------------------------------------------------------------------
TURKEY -- 2.3%
--------------------------------------------------------------------------------
      197,485,800  Eczacibasi Ilac Sanayi
                   ve Ticaret AS(1)                                        594
--------------------------------------------------------------------------------
      785,000,000  Finansbank AS(1)                                        527
--------------------------------------------------------------------------------
      240,000,000  Global Menkul Degerler(1)                               188
--------------------------------------------------------------------------------
      154,446,400  Tupras Turkiye Petrol Rafinerileri AS                 1,178
--------------------------------------------------------------------------------
                                                                         2,487
--------------------------------------------------------------------------------
UNITED STATES -- 1.2%
--------------------------------------------------------------------------------
          64,000   Zoran Corporation(1)                                  1,312
--------------------------------------------------------------------------------
TOTAL COMMON
STOCKS
(Cost $80,365)                                                          93,277
--------------------------------------------------------------------------------

PREFERRED STOCKS -- 6.6%

BRAZIL -- 6.3%
--------------------------------------------------------------------------------
          35,100   Aracruz Celulose SA ADR                                 698
--------------------------------------------------------------------------------
      17,600,000   Banco Itau SA                                         1,196
--------------------------------------------------------------------------------
          98,200   Companhia de Bebidas
                   das Americas ADR                                      1,964
--------------------------------------------------------------------------------
      26,000,000   Companhia de Gas
                   de Sao Paulo Cl A                                       526
--------------------------------------------------------------------------------
      33,800,000   Companhia Siderurgica de Tubarao                        509
--------------------------------------------------------------------------------
      72,400,000   Lojas Americanas SA                                     277
--------------------------------------------------------------------------------
       1,728,000   Sadia SA                                                792
--------------------------------------------------------------------------------
         204,000   Usinas Siderurgicas
                   de Minas Gerais SA Cl A(1)                              742
--------------------------------------------------------------------------------
                                                                         6,704
--------------------------------------------------------------------------------
RUSSIAN FEDERATION -- 0.3%
--------------------------------------------------------------------------------
      15,400,000   Sibirtelecom                                            290
--------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS
(Cost $5,412)                                                            6,994
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
    12

Emerging Markets - Schedule of Investments

MAY 31, 2003 (UNAUDITED)

                              ($ in Thousands)                          Value
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 6.1%

Repurchase Agreement, Credit Suisse
First Boston Corp., (U.S. Treasury obligations),
in a joint trading account at 1.21%,
dated 5/30/2003, due 6/2/2003
(Delivery value $1,400)                                             $    1,400
--------------------------------------------------------------------------------
Repurchase Agreement, Deutsche
Bank, Inc. (U.S. Treasury obligations),
in a joint trading account at 1.23%,
dated 5/30/2003, due 6/2/2003
(Delivery value $5,101)                                                  5,100
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $6,500)                                                            6,500
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 100.0%
(Cost $92,277)                                                        $106,771
================================================================================

($ in Thousands)                                                        Value
-------------------------------------------------------------------------------
COLLATERAL RECEIVED FOR
SECURITIES LENDING(2)
REPURCHASE AGREEMENTS
-------------------------------------------------------------------------------
Repurchase Agreement, BNP Paribas
Securities Corp., (U.S. Agency obligations),
1.37%, dated 5/30/03, due 6/2/03
(Delivery value $6,871)
(Cost $6,870)                                                         $ 6,870
===============================================================================

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS*
                                                    ($ In Thousands)

 Contracts to Sell     Settlement Date       Value          Unrealized Gain
-------------------------------------------------------------------------------
   12,600,000 ZAR          6/18/03           $1,552               $4
                                        =======================================

(Value on Settlement Date $1,556)

*FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS are designed to protect the fund's foreign investments against declines in foreign currencies (also known as hedging). The contracts are called "forward" because they allow the fund to exchange a foreign currency for U.S. dollars on a specific date in the future --
and at a prearranged exchange rate.

MARKET SECTOR DIVERSIFICATION (UNAUDITED)

BASIC MATERIALS                                                           12.3%
--------------------------------------------------------------------------------
COMMERCIAL SERVICES                                                        5.1%
--------------------------------------------------------------------------------
CONSUMER (CYCLICAL)                                                        8.3%
--------------------------------------------------------------------------------
CONSUMER (NON-CYCLICAL)                                                    3.2%
--------------------------------------------------------------------------------
CONSUMER SERVICES                                                          2.7%
--------------------------------------------------------------------------------
ENERGY                                                                     8.6%
--------------------------------------------------------------------------------
FINANCIAL                                                                 12.0%
--------------------------------------------------------------------------------
HEALTH CARE                                                                2.7%
--------------------------------------------------------------------------------
INDUSTRIALS                                                                3.0%
--------------------------------------------------------------------------------
TECHNOLOGY                                                                20.0%
--------------------------------------------------------------------------------
TELECOMMUNICATIONS                                                         9.5%
--------------------------------------------------------------------------------
UTILITY                                                                    6.5%
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS                                                 6.1%
--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

ZAR = South African Rand

(1) Non-income producing.

(2) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

See Notes to Financial Statements.

                                                                          ------
                                                                          13

Global Growth - Performance

TOTAL RETURNS AS OF MAY 31, 2003
                                          --------------
                                          AVERAGE ANNUAL
                                              RETURNS
--------------------------------------------------------------------------------
                                              SINCE         INCEPTION
                             1 YEAR         INCEPTION          DATE
--------------------------------------------------------------------------------
INVESTOR CLASS              -13.86%           4.63%          12/1/98
--------------------------------------------------------------------------------
MSCI WORLD FREE INDEX        -9.86%          -4.13%(1)          --
--------------------------------------------------------------------------------
Institutional Class         -13.50%         -15.97%           8/1/00
--------------------------------------------------------------------------------
Advisor Class               -13.92%          1.97%            2/5/99
--------------------------------------------------------------------------------
C Class                     -14.53%         -9.64%            3/1/02
--------------------------------------------------------------------------------

(1) Since 11/30/98, the date nearest the Investor Class's inception for which data are available.

GROWTH OF $10,000 OVER LIFE OF INVESTOR CLASS

$10,000 Investment made December 1, 1998

ONE-YEAR RETURNS OVER LIFE OF INVESTOR CLASS

Periods ended May 31
--------------------------------------------------------------------------------
                           1999*     2000       2001       2002       2003
--------------------------------------------------------------------------------
Investor Class            18.60%    61.77%    -15.57%    -12.17%    -13.86%
--------------------------------------------------------------------------------
MSCI World Free Index      8.68%    13.56%    -14.95%    -12.56%     -9.86%
--------------------------------------------------------------------------------

* From 12/1/98, the Investor Class's inception date. Index data from 11/30/98, the date nearest the Investor Class's inception for which data are available.
Not annualized.

The charts on the performance page give historical return  data for the fund.
Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not. Unless otherwise indicated, the charts are based on Investor Class shares; performance for other classes will vary due to differences in fee structures. Past performance does not guarantee future results. None of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

------
    14

Global Growth - Performance Review

[photo of Matt Hudson and Henrik Strabo]

A performance review from Matt Hudson and Henrik Strabo, portfolio managers on the Global Growth investment team.

Global Growth advanced 1.48%* during the six months ended May 31, 2003, while its benchmark, the Morgan Stanley Capital International World Free Index, gained
3.93%.

The economic and market activity during the period covered in this report occurred against a backdrop  that included an armed conflict in  Iraq involving troops from a variety of nations, including the United States. The stock markets in the world's developed countries, as measured by the World Free Index, declined in each of the first four months during this period, and advanced in the last two months.

Global Growth's telecommunications sector contributed most to the portfolio, with holdings among wireless telecommunications companies leading the advance.
The portfolio's largest

TYPES OF INVESTMENTS IN PORTFOLIO

--------------------------------------------------------------------------------
                                         AS OF                 AS OF
                                        5/31/03              11/30/02
--------------------------------------------------------------------------------
U.S. Common Stocks                       52.3%                 52.3%
--------------------------------------------------------------------------------
Foreign Common Stocks                    46.6%                 47.4%
--------------------------------------------------------------------------------
TOTAL EQUITY EXPOSURE                    98.9%                 99.7%
--------------------------------------------------------------------------------
Temporary Cash
Investments                               1.1%                  0.3%
--------------------------------------------------------------------------------

holding at period's end, France Telecom, which is one of the country's largest phone companies, was among Global Growth's top contributors. Holdings in the telephone industry, however, detracted from performance.

The portfolio's financial holdings, which make up Global Growth's largest sector stake, delivered mixed results. Holdings among banks, one of the portfolio's largest industry concentrations, gained ground. HBOS, a bank  in the United
Kingdom, topped the portfolio's contributors in that industry. The portfolio's stake among financial services companies also lifted performance, and Global
Growth's thrift industry holdings advanced.

But the portfolio's property and casualty insurers retreated, and included one of the period's largest detractors, American International Group Inc. Life insurers also declined, and the portfolio's stake in the securities and asset managers industry detracted as well.

INVESTMENTS BY COUNTRY

-------------------------------------------------------------------------------
                                       % OF FUND             % OF FUND
                                      INVESTMENTS           INVESTMENTS
                                         AS OF                 AS OF
                                        5/31/03              11/30/02
-------------------------------------------------------------------------------
United States(+)                         53.4%                 52.6%
-------------------------------------------------------------------------------
Japan                                     7.3%                  8.1%
-------------------------------------------------------------------------------
United Kingdom                            5.4%                  9.0%
-------------------------------------------------------------------------------
France                                    4.8%                  3.8%
-------------------------------------------------------------------------------
Australia                                 4.4%                  1.3%
-------------------------------------------------------------------------------
Russian Federation                        4.1%                  1.4%
-------------------------------------------------------------------------------
Germany                                   3.1%                  2.2%
-------------------------------------------------------------------------------
Italy                                     2.1%                  3.1%
-------------------------------------------------------------------------------
Other                                    15.4%                 18.5%
-------------------------------------------------------------------------------

(+) Includes temporary cash investments.

*All fund returns referenced in this review are for Investor Class shares.

                                                            (continued)

                                                                          ------
                                                                          15

Global Growth - Performance Review

Global Growth's health care stake boosted the portfolio, with the medical products and supplies industry delivering most of the positive performance.
Among companies in that industry, the top contributors were Boston Scientific
Corp., a top-10 holding, and St. Jude Medical, Inc. In the biotech industry,
Amgen, another top-10 holding, led the advance. Boston Scientific Corp., Amgen, and St. Jude Medical, Inc. were among the period's largest contributors to the portfolio. The health care sector advanced despite declines among the portfolio's pharmaceutical companies, including Japan's Fujisawa Pharmaceutical
Co. We eliminated the position.

The portfolio's technology stake, however, detracted from performance. Global
Growth's holdings among semiconductor companies, computer hardware and software makers, defense and aerospace firms and electrical equipment makers set the portfolio back. Microsoft, the U.S. software maker, was one of the period's biggest detractors from performance, a distinction it shared with South Korea's
Samsung Electronics, a semiconductor company. One industry defied the trend in technology: Global Growth's group  of Internet holdings contributed to performance, and that industry included the company that made one of the period's biggest contributions to the portfolio, E*Trade Group Inc.

Global Growth's consumer cyclical  holdings also detracted from performance.
Department stores and specialty stores incurred the steepest declines in the sector, but makers of motor vehicles and consumer durables also lost ground.

TOP TEN HOLDINGS
AS OF MAY 31, 2003
-------------------------------------------------------------------------------
                                        % OF FUND             % OF FUND
                                       INVESTMENTS           INVESTMENTS
                                          AS OF                 AS OF
                                         5/31/03              11/30/02
-------------------------------------------------------------------------------
France Telecom SA                         1.6%                   --
-------------------------------------------------------------------------------
Citigroup Inc.                            1.5%                  2.8%
-------------------------------------------------------------------------------
International Business
Machines Corp.                            1.5%                   --
-------------------------------------------------------------------------------
EMC Corporation                           1.4%                  0.6%
-------------------------------------------------------------------------------
Intel Corporation                         1.3%                   --
-------------------------------------------------------------------------------
Boston Scientific Corp.                   1.3%                  0.5%
-------------------------------------------------------------------------------
Amgen Inc.                                1.3%                   --
-------------------------------------------------------------------------------
USA Interactive                           1.2%                   --
-------------------------------------------------------------------------------
UnitedHealth Group
Incorporated                              1.2%                  0.5%
-------------------------------------------------------------------------------
General Electric Co.                      1.2%                  1.5%
-------------------------------------------------------------------------------

TOP FIVE SECTORS
AS OF MAY 31, 2003
-------------------------------------------------------------------------------
                                       % OF FUND             % OF FUND
                                      INVESTMENTS           INVESTMENTS
                                         AS OF                 AS OF
                                        5/31/03              11/30/02
-------------------------------------------------------------------------------
Financial                                24.6%                 21.9%
-------------------------------------------------------------------------------
Technology                               16.2%                 20.2%
-------------------------------------------------------------------------------
Health Care                              14.4%                 17.1%
-------------------------------------------------------------------------------
Telecommunications                       10.5%                  8.8%
-------------------------------------------------------------------------------
Energy                                    6.5%                  5.8%
-------------------------------------------------------------------------------

------
    16

Global Growth - Schedule of Investments

MAY 31, 2003 (UNAUDITED)

Shares                        ($ in Thousands)                       Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 98.9%

AUSTRALIA -- 4.4%
--------------------------------------------------------------------------------
         301,403    BHP Billiton Limited                            $    1,693
--------------------------------------------------------------------------------
         297,100    James Hardie Industries N.V.                         1,300
--------------------------------------------------------------------------------
       1,849,000    Lihir Gold Limited(1)                                1,679
--------------------------------------------------------------------------------
         101,600    Macquarie Bank Limited                               1,844
--------------------------------------------------------------------------------
         870,342    Promina Group Ltd.(1)                                1,211
--------------------------------------------------------------------------------
         590,000    Qantas Airways Limited                               1,241
--------------------------------------------------------------------------------
         178,000    TABCORP Holdings Ltd.                                1,195
--------------------------------------------------------------------------------
                                                                        10,163
--------------------------------------------------------------------------------
BELGIUM -- 0.7%
--------------------------------------------------------------------------------
          39,000    Mobistar SA(1)                                       1,557
--------------------------------------------------------------------------------
CANADA -- 1.1%
--------------------------------------------------------------------------------
          41,100    EnCana Corp.                                         1,506
--------------------------------------------------------------------------------
          25,654    Precision Drilling Corp.(1)                            992
--------------------------------------------------------------------------------
                                                                         2,498
--------------------------------------------------------------------------------
CZECH REPUBLIC -- 0.5%
--------------------------------------------------------------------------------
          14,600    Komercni Banka as                                    1,138
--------------------------------------------------------------------------------
ESTONIA -- 0.8%
--------------------------------------------------------------------------------
          81,300    Hansabank Ltd.                                       1,753
--------------------------------------------------------------------------------
FINLAND -- 1.1%
--------------------------------------------------------------------------------
         164,000    Fortum Oyj                                           1,288
--------------------------------------------------------------------------------
          71,200    Nokia Oyj ADR                                        1,284
--------------------------------------------------------------------------------
                                                                         2,572
--------------------------------------------------------------------------------
FRANCE -- 4.8%
--------------------------------------------------------------------------------
          46,981    BNP Paribas SA                                       2,329
--------------------------------------------------------------------------------
         150,816    France Telecom SA(1)                                 3,731
--------------------------------------------------------------------------------
           5,600    Groupe Danone                                          771
--------------------------------------------------------------------------------
          18,580    Sanofi-Synthelabo SA                                 1,189
--------------------------------------------------------------------------------
          23,600    Societe Generale Cl A                                1,451
--------------------------------------------------------------------------------
         211,266    Wanadoo(1)                                           1,595
--------------------------------------------------------------------------------
                                                                        11,066
--------------------------------------------------------------------------------
GERMANY -- 3.1%
--------------------------------------------------------------------------------
          35,400    Deutsche Boerse AG                                   1,865
--------------------------------------------------------------------------------
         172,798    Deutsche Telekom(1)                                  2,590
--------------------------------------------------------------------------------
          25,900    Schwarz Pharma AG                                    1,058
--------------------------------------------------------------------------------
         179,837    T-Online International AG(1)                         1,684
--------------------------------------------------------------------------------
                                                                         7,197
--------------------------------------------------------------------------------
HUNGARY -- 1.1%
--------------------------------------------------------------------------------
          15,500    Gedeon Richter Rt.                                   1,157
--------------------------------------------------------------------------------
         124,000    OTP Bank Rt.                                         1,406
--------------------------------------------------------------------------------
                                                                         2,563
--------------------------------------------------------------------------------
IRELAND -- 0.7%
--------------------------------------------------------------------------------
         141,000    Bank of Ireland                                      1,707
--------------------------------------------------------------------------------
ISRAEL -- 0.8%
--------------------------------------------------------------------------------
          35,428  Teva Pharmaceutical
                  Industries Ltd. ADR                                    1,795
--------------------------------------------------------------------------------

Shares                        ($ in Thousands)                          Value
--------------------------------------------------------------------------------

ITALY -- 2.1%
--------------------------------------------------------------------------------
          99,500  Banco Popolare
                  di Verona e Novara Scrl                          $    1,493
--------------------------------------------------------------------------------
         112,300   ENI SpA                                              1,814
--------------------------------------------------------------------------------
         458,000   IntesaBci SpA                                        1,467
--------------------------------------------------------------------------------
                                                                        4,774
--------------------------------------------------------------------------------
JAPAN -- 7.3%
--------------------------------------------------------------------------------
          46,000   Canon, Inc.                                          1,927
--------------------------------------------------------------------------------
          31,600   Fanuc Ltd.                                           1,429
--------------------------------------------------------------------------------
          19,100   Hoya Corp.                                           1,203
--------------------------------------------------------------------------------
         158,000   JSR Corp.                                            1,776
--------------------------------------------------------------------------------
          16,800   Nidec Corporation                                    1,055
--------------------------------------------------------------------------------
         230,000   Nissan Motor Co., Ltd.                               1,817
--------------------------------------------------------------------------------
             988   NTT DoCoMo, Inc.                                     2,077
--------------------------------------------------------------------------------
          79,400   Pioneer Electronic Corp.                             1,669
--------------------------------------------------------------------------------
         161,000   Sharp Corp.                                          1,774
--------------------------------------------------------------------------------
          26,000   Uni-Charm Corporation                                1,130
--------------------------------------------------------------------------------
             106   Yahoo Japan Corporation(1)                           1,296
--------------------------------------------------------------------------------
                                                                       17,153
--------------------------------------------------------------------------------
MEXICO -- 0.4%
--------------------------------------------------------------------------------
          49,900   America Movil SA
                   de CV Series L ADR                                     911
--------------------------------------------------------------------------------
NETHERLANDS -- 0.7%
--------------------------------------------------------------------------------
         244,800   Koninklijke Royal KPN N.V.(1)                         1,709
--------------------------------------------------------------------------------
PEOPLE'S REPUBLIC OF CHINA -- 0.5%
--------------------------------------------------------------------------------
       5,100,000   China Telecom Corporation Limited                     1,105
--------------------------------------------------------------------------------
PUERTO RICO -- 0.8%
--------------------------------------------------------------------------------
          41,500   Doral Financial Corp.                                 1,755
--------------------------------------------------------------------------------
RUSSIAN FEDERATION -- 4.1%
--------------------------------------------------------------------------------
          39,900   AO VimpelCom ADR(1)                                   1,797
--------------------------------------------------------------------------------
       2,954,950   Central Telecommunications
                   Company                                                 845
--------------------------------------------------------------------------------
          27,300   Mobile Telesystems ADR(1)                             1,469
--------------------------------------------------------------------------------
           5,600   Sberbank RF                                           1,487
--------------------------------------------------------------------------------
      11,500,000   Sibirtelecom                                            342
--------------------------------------------------------------------------------
      73,000,000   Uralsvyazinform                                       1,467
--------------------------------------------------------------------------------
         155,100   YUKOS                                                 1,954
--------------------------------------------------------------------------------
                                                                         9,361
--------------------------------------------------------------------------------
SOUTH KOREA -- 1.4%
--------------------------------------------------------------------------------
           4,460   Samsung Electronics Co., Ltd.                         1,195
--------------------------------------------------------------------------------
         232,000   Samsung Heavy Industries                                994
--------------------------------------------------------------------------------
          56,600   SK Telecom Co. Ltd. ADR                               1,016
--------------------------------------------------------------------------------
                                                                         3,205
--------------------------------------------------------------------------------
SPAIN -- 1.2%
--------------------------------------------------------------------------------
          41,000   Altadis, SA                                           1,165
--------------------------------------------------------------------------------
          95,200   Repsol YPF SA                                         1,507
--------------------------------------------------------------------------------
                                                                         2,672
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

                                                                          ------
                                                                          17

Global Growth - Schedule of Investments

MAY 31, 2003 (UNAUDITED)

Shares                        ($ in Thousands)                       Value
--------------------------------------------------------------------------------

SWEDEN -- 0.5%
--------------------------------------------------------------------------------
          85,700    ForeningsSparbanken AB                          $    1,210
--------------------------------------------------------------------------------
SWITZERLAND -- 1.5%
--------------------------------------------------------------------------------
          27,540    Novartis AG                                          1,082
--------------------------------------------------------------------------------
          41,922    UBS AG                                               2,265
--------------------------------------------------------------------------------
                                                                         3,347
--------------------------------------------------------------------------------
TAIWAN (REPUBLIC OF CHINA) -- 1.6%
--------------------------------------------------------------------------------
       1,600,000    Taiwan Semiconductor
                    Manufacturing Co. Ltd.(1)                            2,470
--------------------------------------------------------------------------------
         950,000    Via Technologies Inc.                                1,171
--------------------------------------------------------------------------------
                                                                         3,641
--------------------------------------------------------------------------------
UNITED KINGDOM -- 5.4%
--------------------------------------------------------------------------------
         228,157    HBOS plc                                             2,662
--------------------------------------------------------------------------------
         101,640    Reckitt Benckiser plc                                1,981
--------------------------------------------------------------------------------
          90,736    Royal Bank of Scotland Group plc                     2,357
--------------------------------------------------------------------------------
          89,300    Standard Chartered plc                               1,069
--------------------------------------------------------------------------------
       1,140,818    Vodafone Group plc                                   2,477
--------------------------------------------------------------------------------
         247,849    WPP Group plc                                        1,990
--------------------------------------------------------------------------------
                                                                        12,536
--------------------------------------------------------------------------------
UNITED STATES -- 52.3%
--------------------------------------------------------------------------------
         18,500    3M Co.                                                2,340
--------------------------------------------------------------------------------
         26,400    Affiliated Computer Services Inc.(1)                  1,223
--------------------------------------------------------------------------------
         51,500    Aflac Inc.                                            1,695
--------------------------------------------------------------------------------
         94,400    Amdocs Ltd.(1)                                        1,842
--------------------------------------------------------------------------------
         39,100    American Express Co.                                  1,629
--------------------------------------------------------------------------------
         45,500    Amgen Inc.(1)                                         2,947
--------------------------------------------------------------------------------
         23,500    Bank of America Corp.                                 1,744
--------------------------------------------------------------------------------
         14,000    Bard (C.R.), Inc.                                       982
--------------------------------------------------------------------------------
         40,500    Becton Dickinson & Co.                                1,620
--------------------------------------------------------------------------------
         57,000    Boston Scientific Corp.(1)                            2,969
--------------------------------------------------------------------------------
         62,000    Cablevision Systems Corp. Cl A(1)                     1,201
--------------------------------------------------------------------------------
         50,500    Celgene Corp.(1)                                      1,591
--------------------------------------------------------------------------------
         37,400    Central European
                   Distribution Corporation(1)                           1,161
--------------------------------------------------------------------------------
         18,200    Chicago Mercantile Exchange(1)                        1,119
--------------------------------------------------------------------------------
         28,400    Chubb Corp.                                           1,818
--------------------------------------------------------------------------------
        142,200    Cisco Systems Inc.(1)                                 2,314
--------------------------------------------------------------------------------
         83,900    Citigroup Inc.                                        3,441
--------------------------------------------------------------------------------
         28,400    Clear Channel
                   Communications, Inc.(1)                               1,156
--------------------------------------------------------------------------------
         37,400    Clorox Company                                        1,670
--------------------------------------------------------------------------------
         35,800    Corinthian Colleges, Inc.(1)                          1,684
--------------------------------------------------------------------------------
         42,500    Corporate Executive
                   Board Co. (The)(1)                                    1,793
--------------------------------------------------------------------------------
         31,200    Costco Companies, Inc.(1)                             1,156
--------------------------------------------------------------------------------
         25,200    Danaher Corp.                                         1,687
--------------------------------------------------------------------------------
         55,700    Dell Computer Corp.(1)                                1,744
--------------------------------------------------------------------------------
         71,000    Digital River Inc.(1)                                 1,400
--------------------------------------------------------------------------------

Shares                        ($ in Thousands)                       Value
--------------------------------------------------------------------------------

        299,400   E*TRADE Group Inc.(1)                            $    2,290
--------------------------------------------------------------------------------
        298,900   EMC Corporation(1)                                    3,235
--------------------------------------------------------------------------------
         70,000   eResearch Technology, Inc.(1)                         1,311
--------------------------------------------------------------------------------
         46,200   Estee Lauder Companies, Inc. Cl A                     1,539
--------------------------------------------------------------------------------
         47,000   Exxon Mobil Corp.                                     1,711
--------------------------------------------------------------------------------
         37,900   Fox Entertainment
                   Group, Inc. Cl A(1)                                  1,065
--------------------------------------------------------------------------------
         38,600   FTI Consulting, Inc.(1)                               1,417
--------------------------------------------------------------------------------
         94,500   General Electric Co.                                  2,712
--------------------------------------------------------------------------------
         40,200   Harrah's Entertainment, Inc.(1)                       1,612
--------------------------------------------------------------------------------
         22,500   Inamed Corp.(1)                                       1,158
--------------------------------------------------------------------------------
         34,300   Ingersoll-Rand Company                                1,502
--------------------------------------------------------------------------------
        146,800   Intel Corporation                                     3,061
--------------------------------------------------------------------------------
         38,200   International Business
                   Machines Corp.                                       3,363
--------------------------------------------------------------------------------
         36,000   Intuit Inc.(1)                                        1,660
--------------------------------------------------------------------------------
         54,000   Laboratory Corporation
                   of America Holdings(1)                               1,736
--------------------------------------------------------------------------------
         61,800   Leapfrog Enterprises Inc.(1)                          1,788
--------------------------------------------------------------------------------
         20,800   Lehman Brothers Holdings Inc.                         1,490
--------------------------------------------------------------------------------
         77,200   Mattel, Inc.                                          1,661
--------------------------------------------------------------------------------
         38,400   Maxim Integrated Products, Inc.                       1,508
--------------------------------------------------------------------------------
         30,600   Merck & Co., Inc.                                     1,701
--------------------------------------------------------------------------------
         36,000   Mercury Interactive Corp.(1)                          1,414
--------------------------------------------------------------------------------
         69,600   Microsoft Corporation                                 1,713
--------------------------------------------------------------------------------
         31,800   Nabors Industries Ltd.(1)                             1,433
--------------------------------------------------------------------------------
         47,000   National-Oilwell, Inc.(1)                             1,143
--------------------------------------------------------------------------------
        151,700   Nextel Communications, Inc.(1)                        2,273
--------------------------------------------------------------------------------
         39,100   Omnicare, Inc.                                        1,062
--------------------------------------------------------------------------------
        164,200   Oracle Corp.(1)                                       2,135
--------------------------------------------------------------------------------
         76,300   Pall Corp.                                            1,657
--------------------------------------------------------------------------------
         54,900   Pfizer, Inc.                                          1,703
--------------------------------------------------------------------------------
         22,600   Procter & Gamble Co. (The)                            2,076
--------------------------------------------------------------------------------
         67,656   Prudential Financial Inc.                             2,268
--------------------------------------------------------------------------------
         38,300   ResMed Inc.(1)                                        1,524
--------------------------------------------------------------------------------
         98,300   Sovereign Bancorp Inc.                                1,604
--------------------------------------------------------------------------------
         13,200   St. Jude Medical, Inc.(1)                               741
--------------------------------------------------------------------------------
         41,800   Tiffany & Co.                                         1,369
--------------------------------------------------------------------------------
         88,300   UICI(1)                                               1,265
--------------------------------------------------------------------------------
         29,500   UnitedHealth Group Incorporated                       2,830
--------------------------------------------------------------------------------
         74,500   USA Interactive(1)                                    2,869
--------------------------------------------------------------------------------
         39,800   UTStarcom Inc.(1)                                     1,181
--------------------------------------------------------------------------------
         27,000   Viacom, Inc. Cl B(1)                                  1,229
--------------------------------------------------------------------------------
         56,600   Washington Mutual, Inc.                               2,308
--------------------------------------------------------------------------------
         35,500   Wells Fargo & Co.                                     1,715
--------------------------------------------------------------------------------
         40,700   Wyeth                                                 1,785
--------------------------------------------------------------------------------
                                                                      120,743
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $195,550)                                                       228,131
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                 (continued)

------
    18

Global Growth - Schedule of Investments

MAY 31, 2003 (UNAUDITED)

                              ($ in Thousands)                         Value
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS -- 1.1%

Repurchase Agreement, Deutsche
Bank, Inc. (U.S. Treasury obligations)
in a joint trading account at 1.23%,
dated 5/30/2003, due 6/2/2003
(Delivery value $2,500)
(Cost $2,500)                                                         $   2,500
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 100.0%
(Cost $198,050)                                                        $230,631
================================================================================

COLLATERAL RECEIVED FOR
SECURITIES LENDING(2)

REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------
Repurchase Agreement, BNP Paribas
Securities Corp., (U.S. Agency obligations),
1.37%, dated 5/30/03, due 6/2/03
(Delivery value $30,618)
(Cost $30,615)                                                         $ 30,615
================================================================================

MARKET SECTOR DIVERSIFICATION (UNAUDITED)

BASIC MATERIALS                                                           3.1%
-------------------------------------------------------------------------------
COMMERCIAL SERVICES                                                       5.5%
-------------------------------------------------------------------------------
CONSUMER (CYCLICAL)                                                       3.4%
-------------------------------------------------------------------------------
CONSUMER (NON-CYCLICAL)                                                   5.0%
-------------------------------------------------------------------------------
CONSUMER SERVICES                                                         5.6%
-------------------------------------------------------------------------------
ENERGY                                                                    6.5%
-------------------------------------------------------------------------------
FINANCIAL                                                                24.6%
-------------------------------------------------------------------------------
HEALTH CARE                                                              14.4%
-------------------------------------------------------------------------------
INDUSTRIALS                                                               3.1%
-------------------------------------------------------------------------------
TECHNOLOGY                                                               16.2%
-------------------------------------------------------------------------------
TELECOMMUNICATIONS                                                       10.5%
-------------------------------------------------------------------------------
TRANSPORTATION                                                            0.5%
-------------------------------------------------------------------------------
UTILITY                                                                   0.5%
-------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS                                                1.1%
-------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt

(1) Non-income producing.

(2) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

See Notes to Financial Statements.

                                                                          ------
                                                                          19

International Opportunities - Performance

TOTAL RETURNS AS OF MAY 31, 2003
                                                   --------------
                                                   AVERAGE ANNUAL
                                                       RETURNS
--------------------------------------------------------------------------------
                                                        SINCE        INCEPTION
                                         1 YEAR       INCEPTION         DATE
--------------------------------------------------------------------------------
INVESTOR CLASS                           -5.48%         4.27%          6/1/01
--------------------------------------------------------------------------------
CITIGROUP EMI GROWTH WORLD EX-US(1)      -8.73%        -8.37%(2)         --
--------------------------------------------------------------------------------
Institutional Class                        --          12.92%(3)       1/9/03
--------------------------------------------------------------------------------

(1) Formerly Soloman Smith Barney Emerging Market Index Growth World
ex-US.

(2) Since 5/31/01, the date nearest the Investor Class's inception for which data are available.

(3) Returns less than one year are not
annualized.

GROWTH OF $10,000 OVER LIFE OF INVESTOR CLASS

$10,000 investment made June 1, 2001

ONE-YEAR RETURNS OVER LIFE OF INVESTOR CLASS

Periods ended May 31
--------------------------------------------------------------------------------
                                                          2002*      2003
--------------------------------------------------------------------------------
Investor Class                                           15.00%     -5.48%
--------------------------------------------------------------------------------
Citigroup EMI Growth World ex-US                         -8.01%     -8.73%
----------------------------------------------------------------------------------

* From 6/1/01, the Investor Class's inception date. Index data from 5/31/01, the date nearest the Investor Class's inception for which data are available. Not annualized.

The charts on the performance page give historical return  data for the fund.
Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not. Unless otherwise indicated, the charts are based on Investor Class shares; performance for other classes will vary due to differences in fee structures. Past performance does not guarantee future results. None of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

------
    20

International Opportunities -  Performance Review

[photo of Lynette Schroeder and Henrik Strabo]

A performance review from Lynette Schroeder, portfolio manager, and Henrik
Strabo, CIO International Equities, on the International Opportunities
investment team.

International Opportunities climbed 14.90%* during the six months ended May 31,
2003, while its benchmark, the Citigroup Extended Market Index (EMI) Growth
World ex-US rose 10.28%. The 107 small-cap international growth funds tracked by
Lipper Inc. rose an average of 11.16%.

The international equity market advanced during the six months covered by this report, as evidenced  by the performance of key benchmark indices. The Morgan
Stanley Capital International EAFE Index, which  measures the performance of developed markets, rose 3.30%, while the Morgan Stanley Capital International
Emerging Markets Free Index, which tracks the progress of companies in global emerging market countries, gained 6.22%.

TYPES OF INVESTMENTS IN PORTFOLIO

--------------------------------------------------------------------------------
                                         AS OF                 AS OF
                                        5/31/03              11/30/02
--------------------------------------------------------------------------------
Common Stocks                            94.3%                 99.5%
--------------------------------------------------------------------------------
Preferred Stocks                          2.8%                  0.5%
--------------------------------------------------------------------------------
TOTAL EQUITY EXPOSURE                    97.1%                100.0%
--------------------------------------------------------------------------------
Temporary Cash
Investments                               2.9%                   --
--------------------------------------------------------------------------------

International Opportunities' stake in the basic materials sector contributed most to performance during the six-month period. Positions in the mining and metals industry were especially rewarding and yielded a top-contributor,
Brazilian steel maker Usinas Siderurgicas de Minas Gerais. The  portfolio's holdings among chemical companies and forest products and paper makers also advanced.

The fund's holdings in the telecommunications sector boosted performance.
Exposure to the wireless telecom industry was beneficial. The fund's stake in traditional telephone companies also helped and produced the period's top-contributing stock, the Netherlands' Versatel Telecom.

The health care sector provided International Opportunities with another

INVESTMENTS BY COUNTRY
-------------------------------------------------------------------------------
                                        % OF FUND             % OF FUND
                                       INVESTMENTS           INVESTMENTS
                                          AS OF                 AS OF
                                         5/31/03              11/30/02
-------------------------------------------------------------------------------
Japan                                    16.8%                  5.3%
-------------------------------------------------------------------------------
Germany                                  10.6%                  5.9%
-------------------------------------------------------------------------------
Canada                                    7.8%                 11.3%
-------------------------------------------------------------------------------
United Kingdom                            7.5%                 14.6%
-------------------------------------------------------------------------------
Australia                                 5.4%                  7.8%
-------------------------------------------------------------------------------
Denmark                                   5.0%                  3.2%
-------------------------------------------------------------------------------
People's Republic
of China                                  4.8%                  4.5%
-------------------------------------------------------------------------------
Sweden                                    4.2%                  5.1%
-------------------------------------------------------------------------------
Russian Federation                        4.1%                   --
-------------------------------------------------------------------------------
Thailand                                  4.0%                  2.7%
-------------------------------------------------------------------------------
Netherlands                               3.5%                  1.0%
-------------------------------------------------------------------------------
United States(+)                          3.4%                   --
-------------------------------------------------------------------------------
Other                                    22.9%                 38.6%
-------------------------------------------------------------------------------

(+) Includes temporary cash investments.

*All fund returns referenced in this review are for Investor Class shares.

                                                             (continued)

                                                                          ------
                                                                          21

International Opportunities -  Performance Review

source of strength. Drugmakers, the portfolio's largest industry stake, led the way. Three holdings, Germany's Stada Arzneimittel, China Pharmaceutical, and
Indonesia's Kalbe Farma, fared especially well and were among the period's top contributors. Still, not all positions in the industry contributed. One that detracted was Australia's Ansell Ltd.

Consumer cyclical companies represented the fund's largest sector stake and also one of the most profitable. In particular, consumer durables positions, which made up the portfolio's second-largest industry stake at period's end, added value. Among them was Japan's Noritsu Koki, which produces and sells photofinishing equipment, and Hong Kong's Techtronic Industries Company.
Investments in the clothing store industry, including a top-contributor, China's
Fountain Set, also lifted performance. The fund's department store holdings, however, delivered negative results and

TOP TEN HOLDINGS
AS OF MAY 31, 2003
--------------------------------------------------------------------------------
                                        % OF FUND             % OF FUND
                                       INVESTMENTS           INVESTMENTS
                                          AS OF                 AS OF
                                         5/31/03              11/30/02
--------------------------------------------------------------------------------
Versatel Telecom
International N.V.                        2.8%                   --
--------------------------------------------------------------------------------
Freenet.de AG                             2.7%                   --
--------------------------------------------------------------------------------
PSP Swiss Property AG                     2.5%                  2.9%
--------------------------------------------------------------------------------
Techtronic Industries
Company Limited                           2.2%                  1.7%
--------------------------------------------------------------------------------
APN News &
Media Limited                             1.9%                   --
--------------------------------------------------------------------------------
China Pharmaceutical
Group Limited                             1.9%                   --
--------------------------------------------------------------------------------
United Internet AG                        1.8%                  0.5%
--------------------------------------------------------------------------------
Topdanmark A/S                            1.7%                   --
--------------------------------------------------------------------------------
Noritsu Koki Co. Limited                  1.7%                   --
--------------------------------------------------------------------------------

TOP FIVE SECTORS
AS OF MAY 31, 2003
-------------------------------------------------------------------------------
                                        % OF FUND             % OF FUND
                                       INVESTMENTS           INVESTMENTS
                                          AS OF                 AS OF
                                         5/31/03              11/30/02
-------------------------------------------------------------------------------
Consumer (Cyclical)                      17.6%                 27.3%
-------------------------------------------------------------------------------
Financial                                13.1%                  2.8%
-------------------------------------------------------------------------------
Basic Materials                          12.7%                 10.5%
-------------------------------------------------------------------------------
Commercial Services                      10.0%                  5.5%
-------------------------------------------------------------------------------
Technology                                9.9%                 14.5%
-------------------------------------------------------------------------------

yielded the top-detracting stock for the period, Clas Ohlson.

International Opportunities' technology stake delivered mixed results. Internet holdings such as Germany's Freenet.de contributed, as well as some computer software companies, including NDS Group in the United Kingdom. Elsewhere, the fund's stakes in the semiconductor and computer hardware industries weighed on performance. One top detractor from the computer hardware industry was Norway's
Tandberg. The portfolio's electrical equipment stake also retreated.

Investments in the transportation sector also restrained results during the period. Positions in the airline industry were especially damaging--Canada's
Westjet Airlines was among the top detractors. The fund's stake in trucking and shipping companies also hurt performance, though to a lesser extent. Investments in both industries were eliminated.

International Opportunities' stake in the industrials sector was another area of weakness. In particular, the fund's holdings in the heavy machinery industry, which included detractors such as South Korea's Sindo Ricoh, delivered negative results.

------
    22

International Opportunities -  Schedule of Investments

MAY 31, 2003 (UNAUDITED)

Shares                        ($ in Thousands)                       Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 94.3%

AUSTRALIA -- 5.4%
--------------------------------------------------------------------------------
          291,300    APN News & Media Limited                          $    647
--------------------------------------------------------------------------------
          174,500    G.U.D. Holdings Limited                                479
--------------------------------------------------------------------------------
          160,989    Jubilee Mines NL                                       207
--------------------------------------------------------------------------------
          140,500    West Australian Newspapers
                     Holdings Ltd.                                          517
--------------------------------------------------------------------------------
                                                                          1,850
--------------------------------------------------------------------------------
AUSTRIA -- 0.9%
--------------------------------------------------------------------------------
            3,400    Mayr-Melnhof Karton AG                                 292
--------------------------------------------------------------------------------
BELGIUM -- 1.4%
--------------------------------------------------------------------------------
            4,000    Cofinimmo                                              488
--------------------------------------------------------------------------------
CANADA -- 7.8%
--------------------------------------------------------------------------------
           37,700    Cinram International Inc.                              405
--------------------------------------------------------------------------------
           28,300    Cogeco Cable, Inc.(1)                                  360
--------------------------------------------------------------------------------
           53,300    Coolbrands International, Inc.(1)                      368
--------------------------------------------------------------------------------
           36,800    Ensign Resource Service Group                          541
--------------------------------------------------------------------------------
           17,400    Gildan Activewear Inc.(1)                              465
--------------------------------------------------------------------------------
            6,500    Home Capital Group Inc.                                 92
--------------------------------------------------------------------------------
            9,200    Mega Bloks Inc. (Acquired
                     11/21/02, Cost $108)(1)(2)                             137
--------------------------------------------------------------------------------
           20,300    Mega Bloks Inc.(1)                                     303
--------------------------------------------------------------------------------
                                                                          2,671
--------------------------------------------------------------------------------
CZECH REPUBLIC -- 1.5%
--------------------------------------------------------------------------------
          269,400    Unipetrol AS(1)                                        508
--------------------------------------------------------------------------------
DENMARK -- 5.0%
--------------------------------------------------------------------------------
            7,373    Bavarian Nordic A/S(1)                                 276
--------------------------------------------------------------------------------
           84,900    GN Store Nord(1)                                       369
--------------------------------------------------------------------------------
            8,700    Radiometer A/S                                         495
--------------------------------------------------------------------------------
           15,300    Topdanmark A/S(1)                                      582
--------------------------------------------------------------------------------
                                                                          1,722
--------------------------------------------------------------------------------
EGYPT -- 1.0%
--------------------------------------------------------------------------------
           40,836    MobiNil - Eqyptian Mobile Services                     342
--------------------------------------------------------------------------------
GERMANY -- 9.4%
--------------------------------------------------------------------------------
           63,537    DAB Bank AG(1)                                         258
--------------------------------------------------------------------------------
           34,315    Freenet.de AG(1)                                       913
--------------------------------------------------------------------------------
           22,184    GfK AG                                                 406
--------------------------------------------------------------------------------
            8,836    Stada Arzneimittel AG                                  572
--------------------------------------------------------------------------------
           40,694    United Internet AG                                     633
--------------------------------------------------------------------------------
           11,822    Zapf Creation AG                                       445
--------------------------------------------------------------------------------
                                                                          3,227
--------------------------------------------------------------------------------
GREECE -- 1.9%
--------------------------------------------------------------------------------
           21,439    Germanos SA(1)                                         330
--------------------------------------------------------------------------------
           32,800    STET Hellas
                     Telecommunications SA ADR                              318
--------------------------------------------------------------------------------
                                                                            648
--------------------------------------------------------------------------------
HONG KONG -- 2.2%
--------------------------------------------------------------------------------
          474,000  Techtronic Industries
                   Company Limited                                          738
--------------------------------------------------------------------------------

Shares                        ($ in Thousands)                       Value
--------------------------------------------------------------------------------

INDONESIA -- 1.4%
-------------------------------------------------------------------------------
        6,990,500   PT Kalbe Farma Tbk(1)                              $    463
--------------------------------------------------------------------------------
IRELAND -- 0.5%
--------------------------------------------------------------------------------
           27,573   Paddy Power plc                                         179
--------------------------------------------------------------------------------
JAPAN -- 16.8%
--------------------------------------------------------------------------------
           20,900   Arisawa Manufacturing
                    Company Limited                                         474
--------------------------------------------------------------------------------
          121,000   Chiyoda Corporation(1)                                  497
--------------------------------------------------------------------------------
               63   Faith, Inc.                                             378
--------------------------------------------------------------------------------
               98   GEO Co., Ltd.                                           456
--------------------------------------------------------------------------------
               37   Goodwill Group, Inc. (The)                              136
--------------------------------------------------------------------------------
               56   Index Corporation(1)                                    342
--------------------------------------------------------------------------------
           22,700   Intage Inc.                                             237
--------------------------------------------------------------------------------
               92   Kennedy-Wilson Japan(1)                                 140
--------------------------------------------------------------------------------
           40,900   Kuraya Sanseido Inc.                                    301
--------------------------------------------------------------------------------
           42,000   Mimasu Semiconductor
                     Industry Co., Ltd.                                     451
--------------------------------------------------------------------------------
           36,000   Nippon Thompson Co., Ltd.                               168
--------------------------------------------------------------------------------
           18,000   Noritsu Koki Co. Limited                                581
--------------------------------------------------------------------------------
           16,100   Pigeon Corporation                                      150
--------------------------------------------------------------------------------
              131   Round One Corp.                                         295
--------------------------------------------------------------------------------
           12,000   Sugi Pharmacy Co., Ltd.                                 518
--------------------------------------------------------------------------------
           13,000   Tamron Co., Ltd.                                        273
--------------------------------------------------------------------------------
           35,300   Yamaichi Electronics Co., Ltd.                          363
--------------------------------------------------------------------------------
                                                                          5,760
--------------------------------------------------------------------------------
LUXEMBOURG -- 0.5%
--------------------------------------------------------------------------------
           14,000   Quilmes Industrial SA ADR(1)                           167
--------------------------------------------------------------------------------
MEXICO -- 1.0%
--------------------------------------------------------------------------------
          115,000  Corporacion GEO,
                   SA de CV, Series B(1)                                   334
--------------------------------------------------------------------------------
NETHERLANDS -- 3.5%
--------------------------------------------------------------------------------
            4,966   Sligro Food Group N.V.                                 240
--------------------------------------------------------------------------------
          887,642   Versatel Telecom International N.V.(1)                 962
--------------------------------------------------------------------------------
                                                                         1,202
--------------------------------------------------------------------------------
PEOPLE'S REPUBLIC OF CHINA -- 4.8%
--------------------------------------------------------------------------------
        2,018,000   Brilliance China Automotive
                    Holdings Limited                                       492
--------------------------------------------------------------------------------
        1,936,000   China Pharmaceutical Group Limited                     645
--------------------------------------------------------------------------------
           30,700   SINA.Com ADR(1)                                        495
--------------------------------------------------------------------------------
                                                                         1,632
--------------------------------------------------------------------------------
POLAND -- 0.8%
--------------------------------------------------------------------------------
           20,498   Frantschach Swiecie SA                                 288
--------------------------------------------------------------------------------
RUSSIAN FEDERATION -- 4.1%
--------------------------------------------------------------------------------
            8,600   Golden Telecom Inc.(1)                                 210
--------------------------------------------------------------------------------
          247,300   Rostelecom                                             443
--------------------------------------------------------------------------------
           18,500   Rostelecom ADR                                         203
--------------------------------------------------------------------------------
       27,758,141   Uralsvyazinform                                        558
--------------------------------------------------------------------------------
                                                                         1,414
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

                                                                          ------
                                                                          23

International Opportunities -  Schedule of Investments

MAY 31, 2003 (UNAUDITED)

Shares                        ($ in Thousands)                          Value
--------------------------------------------------------------------------------

SINGAPORE -- 1.3%
--------------------------------------------------------------------------------
          624,000    Hyflux Limited                                   $    457
--------------------------------------------------------------------------------
SOUTH KOREA -- 0.7%
--------------------------------------------------------------------------------
            4,408    CJ Home Shopping                                      238
--------------------------------------------------------------------------------
SPAIN -- 1.9%
--------------------------------------------------------------------------------
           14,400    Baron de Ley, SA(1)                                   509
--------------------------------------------------------------------------------
            4,909    Miquel y Costas & Miquel, SA                          145
--------------------------------------------------------------------------------
                                                                           654
--------------------------------------------------------------------------------
SWEDEN -- 4.2%
--------------------------------------------------------------------------------
           22,860    Axfood AB                                             461
--------------------------------------------------------------------------------
           39,065    Billerud AB                                           486
--------------------------------------------------------------------------------
           30,000    Kungsleden AB                                         503
--------------------------------------------------------------------------------
                                                                         1,450
--------------------------------------------------------------------------------
SWITZERLAND -- 2.9%
--------------------------------------------------------------------------------
              640    Kuoni Reisen Holding AG                               163
--------------------------------------------------------------------------------
            6,908    PSP Swiss Property AG                                 843
--------------------------------------------------------------------------------
                                                                         1,006
--------------------------------------------------------------------------------
TAIWAN (REPUBLIC OF CHINA) -- 1.4%
--------------------------------------------------------------------------------
          167,000    Pro Healthcare International Co,. Ltd.                129
--------------------------------------------------------------------------------
          271,000    Via Technologies Inc.                                 334
--------------------------------------------------------------------------------
                                                                           463
--------------------------------------------------------------------------------
THAILAND -- 4.0%
--------------------------------------------------------------------------------
        2,049,900    Bank of Ayudhya Public
                     Company Limited(1)                                    423
--------------------------------------------------------------------------------
          505,800    Banpu Public Company Limited(1)                       506
--------------------------------------------------------------------------------
          531,700    Tipco Asphalt Public
                     Company Limited(1)                                    265
--------------------------------------------------------------------------------
          201,000    Total Access Communication
                     Public Company Limited(1)                             183
--------------------------------------------------------------------------------
                                                                         1,377
--------------------------------------------------------------------------------
UNITED KINGDOM -- 7.5%
--------------------------------------------------------------------------------
           89,200    Cairn Energy plc(1)                                   436
--------------------------------------------------------------------------------
          267,690    GoshawK Insurance Holdings plc                        509
--------------------------------------------------------------------------------
           90,895    Helphire Group plc(1)                                 308
--------------------------------------------------------------------------------
           30,100    NDS Group plc ADR(1)                                  504
--------------------------------------------------------------------------------
          308,962    Wellington Underwriting plc(1)                        504
--------------------------------------------------------------------------------
           55,400    Yule Catto & Company plc                              312
--------------------------------------------------------------------------------
                                                                         2,573
--------------------------------------------------------------------------------
UNITED STATES -- 0.5%
--------------------------------------------------------------------------------
            5,840  Central European
                   Distribution Corporation(1)                             181
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $26,470)                                                          32,324
--------------------------------------------------------------------------------

PREFERRED STOCKS -- 2.8%

BRAZIL -- 1.6%
--------------------------------------------------------------------------------
          146,000  Usinas Siderurgicas
                   de Minas Gerais SA Cl A(1)                              530
--------------------------------------------------------------------------------

Shares                        ($ in Thousands)                          Value
--------------------------------------------------------------------------------

GERMANY -- 1.2%
--------------------------------------------------------------------------------
           10,200  Draegerwerk AG                                     $    416
--------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS
(Cost $530)                                                                946
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS -- 2.9%

Repurchase Agreement, Bank of America
Securities, LLC, (U.S. Treasury obligations),
in a joint trading account at 1.20%,
dated 5/30/03, due 6/2/03
(Delivery value $1,000)
(Cost $1,000)                                                            1,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 100.0%
(Cost $28,000)                                                         $34,270
================================================================================

COLLATERAL RECEIVED FOR
SECURITIES LENDING(3)
REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------
Repurchase Agreement, BNP Paribas
Securities Corp., (U.S. Agency obligations),
1.37%, dated 5/30/03, due 6/2/03
(Delivery value $3,252)
(Cost $3,252)                                                          $ 3,252
===============================================================================

MARKET SECTOR DIVERSIFICATION (UNAUDITED)

BASIC MATERIALS                                                          12.7%
-------------------------------------------------------------------------------
COMMERCIAL SERVICES                                                      10.0%
-------------------------------------------------------------------------------
CONSUMER (CYCLICAL)                                                      17.6%
-------------------------------------------------------------------------------
CONSUMER (NON-CYCLICAL)                                                   3.2%
-------------------------------------------------------------------------------
CONSUMER SERVICES                                                         9.6%
-------------------------------------------------------------------------------
ENERGY                                                                    1.3%
-------------------------------------------------------------------------------
FINANCIAL                                                                13.1%
-------------------------------------------------------------------------------
HEALTH CARE                                                               7.8%
-------------------------------------------------------------------------------
INDUSTRIALS                                                               2.5%
-------------------------------------------------------------------------------
TECHNOLOGY                                                                9.9%
-------------------------------------------------------------------------------
TELECOMMUNICATIONS                                                        9.4%
-------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS                                                2.9%
-------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

(1) Non-income producing.

(2) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified
    institutional investors. The aggregate value of restricted securities at May 31, 2003, was $137 (in  thousands), which represented 0.4% of net assets.

(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

See Notes to Financial Statements.

------
    24

Statement of Assets and Liabilities

MAY 31, 2003 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------
                                                INTERNATIONAL      EMERGING           GLOBAL        INTERNATIONAL
(Amounts In Thousands Except Per-Share Amounts)   DISCOVERY         MARKETS           GROWTH        OPPORTUNITIES
-----------------------------------------------------------------------------------------------------------------
ASSETS

Investment securities, at  value
(cost of $810,245,  $92,277, $198,050
and  $28,000, respectively) --
including $182,035,  $6,751,
$29,545 and  $3,085, respectively,
of securities loaned                            $   982,494         $106,771          $230,631          $34,270
-----------------------------------------------
Collateral received on
securities loaned, at
value (cost of $187,778,
$6,870, $30,615 and
$3,252, respectively)                               187,778            6,870            30,615            3,252
-----------------------------------------------
Cash                                                     --               --             4,974              305
-----------------------------------------------
Foreign currency holdings,
at value (cost of $2,887,
$751, $20, and $19, respectively)                     2,879              749                20               19
-----------------------------------------------
Receivable for investments sold                      47,575            2,474             2,542                2
-----------------------------------------------
Receivable for forward foreign
currency exchange contracts                              --                4                --               --
-----------------------------------------------
Receivable for capital shares sold                       --               --             2,314               --
-----------------------------------------------
Dividends and interest receivable                     3,172              163               435               69
-----------------------------------------------------------------------------------------------------------------
                                                  1,223,898          117,031           271,531           37,917
-----------------------------------------------------------------------------------------------------------------
LIABILITIES

Payable for collateral received
on securities loaned                                187,778            6,870            30,615            3,252
-----------------------------------------------
Disbursements in excess of
demand deposit cash                                   3,045              724                --               --
-----------------------------------------------
Payable for investments purchased                    51,920            6,506             9,734               --
-----------------------------------------------
Accrued management fees                               1,252              165               246               55
-----------------------------------------------------------------------------------------------------------------
                                                    243,995           14,265            40,595            3,307
-----------------------------------------------------------------------------------------------------------------
NET ASSETS                                      $   979,903         $102,766          $230,936          $34,610
=================================================================================================================

See Notes to Financial Statements.                                   (continued)

                                                                          ------
                                                                          25

Statement of Assets and Liabilities

MAY 31, 2003 (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------
                                                       INTERNATIONAL      EMERGING        GLOBAL      INTERNATIONAL
(Amounts In Thousands Except Per-Share Amounts)           DISCOVERY        MARKETS        GROWTH      OPPORTUNITIES
-------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Capital (par value and paid-in surplus)                  $1,004,003       $129,957       $ 325,214         $33,046
---------------------------------------------------
Undistributed net investment income                           3,484            122             251             150
---------------------------------------------------
Accumulated net realized loss
on investment and foreign
currency transactions                                      (199,904)       (41,804)       (127,132)        (4,857)
---------------------------------------------------
Net unrealized appreciation on
investments and translation of
assets and liabilities in foreign
currencies                                                  172,320         14,491          32,603           6,271
-------------------------------------------------------------------------------------------------------------------
                                                        $   979,903       $102,766       $ 230,936         $34,610
===================================================================================================================
INVESTOR CLASS, $0.01 PAR VALUE ($ AND SHARES IN FULL)
-------------------------------------------------------------------------------------------------------------------
Net assets                                             $836,993,135    $71,234,015    $223,325,074     $29,465,664
---------------------------------------------------
Shares outstanding                                       84,432,736     18,490,467      40,791,627       5,437,577
---------------------------------------------------
Net asset value per share                                     $9.91          $3.85           $5.47           $5.42
-------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS, $0.01 PAR VALUE ($ AND SHARES IN FULL)
-------------------------------------------------------------------------------------------------------------------
Net assets                                             $142,799,817    $31,016,608      $7,051,766      $5,143,883
---------------------------------------------------
Shares outstanding                                       14,317,695      7,980,064       1,280,214         948,518
---------------------------------------------------
Net asset value per share                                     $9.97          $3.89           $5.51           $5.42
-------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS, $0.01 PAR VALUE ($ AND SHARES IN FULL)
-------------------------------------------------------------------------------------------------------------------
Net assets                                                 $110,132       $363,534        $530,633             N/A
---------------------------------------------------
Shares outstanding                                           11,214         95,442          97,571             N/A
---------------------------------------------------
Net asset value per share                                     $9.82          $3.81           $5.44             N/A
-------------------------------------------------------------------------------------------------------------------
C CLASS, $0.01 PAR VALUE ($ AND SHARES IN FULL)
-------------------------------------------------------------------------------------------------------------------
Net assets                                                      N/A       $151,530         $28,192             N/A
---------------------------------------------------
Shares outstanding                                              N/A         39,904           5,214             N/A
---------------------------------------------------
Net asset value per share                                       N/A          $3.80           $5.41             N/A
-------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

------
    26

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2003 (UNAUDITED)
-------------------------------------------------------------------------------------------------------------
                                             INTERNATIONAL       EMERGING          GLOBAL       INTERNATIONAL
(Amounts In Thousands)                         DISCOVERY         MARKETS           GROWTH       OPPORTUNITIES
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

INCOME:
--------------------------------------------
Dividends (net of foreign
taxes withheld of $985,
$120, $133, and $50,
respectively)                                 $   9,967          $ 1,063         $   1,561         $    421
--------------------------------------------
Interest                                            206               26                18                8
--------------------------------------------
Securities lending                                  614               29                28                7
-------------------------------------------------------------------------------------------------------------
                                                 10,787            1,118             1,607              436
-------------------------------------------------------------------------------------------------------------

EXPENSES:
--------------------------------------------
Management fees                                   7,098              939             1,338              265
--------------------------------------------
Distribution fees -- Advisor Class                    --               1                 1               --
--------------------------------------------
Service fees -- Advisor Class                         --               1                 1               --
--------------------------------------------
Directors' fees and expenses                          6                1                 1               --
--------------------------------------------
Other expenses                                        9                9                 3                1
-------------------------------------------------------------------------------------------------------------
                                                  7,113              951             1,344              266
-------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                             3,674              167               263              170
-------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)

NET REALIZED GAIN (LOSS) ON:
--------------------------------------------
Investment transactions                         (66,506)          (2,073)          (16,940)         (1,945)
--------------------------------------------
Foreign currency transactions                    54,057            2,091             5,240            1,179
-------------------------------------------------------------------------------------------------------------
                                                (12,449)              18           (11,700)           (766)
-------------------------------------------------------------------------------------------------------------

CHANGE IN NET UNREALIZED APPRECIATION ON:
--------------------------------------------
Investments                                      38,105            5,581            11,927            3,790
--------------------------------------------
Translation of assets and
liabilities in foreign currencies                28,845              374             3,958            1,150
-------------------------------------------------------------------------------------------------------------
                                                 66,950            5,955            15,885            4,940
-------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                 54,501            5,973             4,185            4,174
-------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                      $ 58,175          $ 6,140         $   4,448          $ 4,344
=============================================================================================================

See Notes to Financial Statements.

                                                                          ------
                                                                          27

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2003 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2002
--------------------------------------------------------------------------------------------------------
(Amounts In Thousands)                      INTERNATIONAL DISCOVERY               EMERGING MARKETS
--------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS             2003             2002             2003            2002

OPERATIONS

Net investment income (loss)              $   3,674      $     4,273        $     167       $    (407)
----------------------------------------
Net realized gain (loss)                    (12,449)         (33,579)              18         (14,275)
----------------------------------------
Change in net
unrealized appreciation                      66,950          (55,442)           5,955          (1,326)
--------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
assets resulting from operations             58,175          (84,748)           6,140         (16,008)
--------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS

From net investment income:
---------------------------------
  Investor Class                             (1,417)               --               --              --
----------------------------------------
  Institutional Class                          (486)               --               --              --
--------------------------------------------------------------------------------------------------------
Decrease in net assets
from distributions                           (1,903)               --               --              --
--------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS

Net increase (decrease) in  net assets
from capital share transactions             (55,586)        (149,498)          (5,407)          18,202
--------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS           686         (234,246)             733            2,194

NET ASSETS

Beginning of period                         979,217        1,213,463          102,033           99,839
--------------------------------------------------------------------------------------------------------
End of period                              $979,903       $  979,217         $102,766         $102,033
========================================================================================================

Undistributed net
investment income                            $3,484           $1,713             $122               --
========================================================================================================

See Notes to Financial Statements.                                 (continued)

------
    28

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2003 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2002
------------------------------------------------------------------------------------------------------------
(Amounts In Thousands)                                 GLOBAL GROWTH           INTERNATIONAL OPPORTUNITIES
------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                  2003            2002            2003             2002
------------------------------------------------------------------------------------------------------------
OPERATIONS

Net investment income                          $     263       $     314        $    170         $      52
----------------------------------------
Net realized loss                                (11,700)        (30,380)           (766)          (3,135)
----------------------------------------
Change in net
unrealized appreciation                           15,885          (1,827)          4,940               407
------------------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets resulting
from operations                                    4,448         (31,893)          4,344           (2,676)
------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS

From net investment income:
----------------------------------------
  Investor Class                                       --              --            (61)               --
------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS

Net increase (decrease)
in net assets from capital
share transactions                                 9,323         (27,874)          8,350            18,084
------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS             13,771         (59,767)         12,633            15,408

NET ASSETS

Beginning of period                              217,165         276,932          21,977             6,569
------------------------------------------------------------------------------------------------------------
End of period                                   $230,936        $217,165         $34,610           $21,977
============================================================================================================

Undistributed net
investment income                                   $251               --           $150               $41
============================================================================================================

See Notes to Financial Statements.

                                                                          ------
                                                                          29

Notes to Financial Statements

MAY 31, 2003 (UNAUDITED) (Amounts In Thousands)

--------------------------------------------------------------------------------
1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. International Discovery Fund
(International Discovery), Emerging Markets Fund (Emerging Markets), Global
Growth Fund (Global Growth) and International Opportunities Fund (International
Opportunities) (collectively, the funds) are four funds in a series issued by the corporation. The funds are diversified under the 1940 Act. The funds'
investment objectives are to seek capital growth. The funds do this by investing primarily in equity securities of foreign companies with the exception of Global
Growth, which invests in both U.S. and foreign companies. International
Discovery invests in securities of issuers in developed or emerging market countries that are small- or medium-sized companies at  the time of purchase.
Emerging Markets invests in securities of issuers in emerging market  countries.
Global Growth invests in securities  of issuers in developed countries.
International Opportunities invests in securities of issuers in developed or emerging market countries that are small-sized companies at the time of purchase. The following is a summary of the funds' significant accounting policies.

MULTIPLE CLASS -- International Discovery is authorized to issue the Investor
Class, the Institutional Class and the Advisor Class. Emerging Markets and
Global Growth are authorized to issue the Investor Class, the Institutional
Class, the Advisor Class and the C Class. International Opportunities is
authorized to issue the Investor Class and the Institutional Class. The C Class
may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and shareholder servicing and distribution expenses and arrangements. All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have  identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.
Sale of the Institutional Class for International Opportunities commenced on
January 9, 2003.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes are valued through a commercial pricing service. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the
Board of Directors.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Certain countries impose taxes on realized  gains on the sale of securities registered in  their country. The funds record the foreign tax expense, if any, on an accrual basis. The realized and unrealized tax provision reduces the net realized gain (loss) on investment transactions and net unrealized appreciation
(depreciation) on investments, respectively.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on foreign currency transactions and unrealized appreciation
(depreciation) on translation of assets and liabilities in foreign currencies, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The funds record the foreign tax expense, if any, as a reduction to the net realized gain
(loss) on foreign currency transactions.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The funds may enter into forward foreign

                                                                   (continued)

------
    30

Notes to Financial Statements

MAY 31, 2003 (UNAUDITED) (Amounts In Thousands)

--------------------------------------------------------------------------------
1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

currency exchange contracts to facilitate transactions of securities denominated in a foreign currency or to hedge the funds' exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the funds and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The funds bear the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses may arise if the counterparties do not perform under the contract terms.

REPURCHASE AGREEMENTS -- The funds may enter into repurchase agreements with institutions  that the funds' investment manager, American Century Investment
Management, Inc. (ACIM), has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. Each fund requires that the collateral, represented by securities, received in a repurchase transaction  be transferred to the custodian in a manner  sufficient to enable each fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to each fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, each fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is the funds' policy to distribute all net investment income and net  realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code.
Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are generally declared and paid annually. Distributions from net realized gains, if any, are generally declared and paid twice per year.

OTHER -- International Discovery, Emerging Markets and International
Opportunities may impose a 2% redemption fee on shares held less than 180 days.
These redemption fees are recorded as a reduction in the cost of shares redeemed.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

--------------------------------------------------------------------------------
2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee per class.
The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly in arrears based on each class's pro rata share of the funds' average daily closing net assets during the previous month. The annual management fee for the Investor Class and  Institutional Class of International
Opportunities is 2.00% and 1.80%, respectively. Following are the annual management fee schedules for the remaining funds:

The annual management fee schedule for each class of International Discovery is as follows:

                                 INVESTOR      INSTITUTIONAL       ADVISOR
                                  CLASS            CLASS            CLASS
------------------------------------------------------------------------------
FUND AVERAGE NET ASSETS
------------------------------------------------------------------------------
First $500 million                1.75%           1.55%           1.50%
------------------------------------------------------------------------------
Next $500 million                 1.40%           1.20%           1.15%
------------------------------------------------------------------------------
Over $1 billion                   1.20%           1.00%           0.95%
------------------------------------------------------------------------------

                                                                   (continued)

                                                                          ------
                                                                          31

Notes to Financial Statements

MAY 31, 2003 (UNAUDITED) (Amounts In Thousands)

--------------------------------------------------------------------------------
2. FEES AND TRANSACTIONS WITH RELATED PARTIES (CONTINUED)

The annual management fee schedule for each class of Emerging Markets is as follows:

                          INVESTOR     INSTITUTIONAL     ADVISOR        C
                           CLASS          CLASS           CLASS       CLASS
------------------------------------------------------------------------------
FUND AVERAGE NET ASSETS
------------------------------------------------------------------------------
First $500 million         2.00%         1.80%           1.75%       2.00%
------------------------------------------------------------------------------
Next $500 million          1.50%         1.30%           1.25%       1.50%
------------------------------------------------------------------------------
Over $1 billion            1.25%         1.05%           1.00%       1.25%
------------------------------------------------------------------------------

The annual management fee schedule for each class of Global Growth is as follows:

                          INVESTOR   INSTITUTIONAL     ADVISOR         C
                           CLASS         CLASS          CLASS        CLASS
------------------------------------------------------------------------------
FUND AVERAGE NET ASSETS
------------------------------------------------------------------------------
First $1 billion           1.30%         1.10%          1.05%        1.30%
------------------------------------------------------------------------------
Next $1 billion            1.15%         0.95%          0.90%        1.15%
------------------------------------------------------------------------------
Over $2 billion            1.05%         0.85%          0.80%        1.05%
------------------------------------------------------------------------------

The effective annual management fees for the six months ended May 31, 2003, were as follows:

                            INVESTOR   INSTITUTIONAL     ADVISOR       C
                             CLASS         CLASS          CLASS      CLASS
------------------------------------------------------------------------------
International Discovery      1.59%         1.39%          1.34%        N/A
------------------------------------------------------------------------------
Emerging Markets             2.00%         1.80%          1.75%       2.00%
------------------------------------------------------------------------------
Global Growth                1.30%         1.10%          1.05%       1.30%
------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE FEES -- The Board of Directors has adopted a Master
Distribution and Shareholder Services Plan for the Advisor Class and a Master
Distribution and Individual Shareholder Services Plan for the C Class
(collectively, the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the Advisor Class and C Class will pay American Century Investment
Services, Inc. (ACIS) the following annual distribution and service fees:

--------------------------------------------------------------------------------
                                      ADVISOR                      C
--------------------------------------------------------------------------------
Distribution Fee                       0.25%                     0.75%
--------------------------------------------------------------------------------
Service Fee                            0.25%                     0.25%
--------------------------------------------------------------------------------

The fees are computed daily and paid monthly in arrears based on each class's average daily closing net assets during the previous month. The distribution fee provides compensation for expenses incurred in connection with distributing shares  of the classes including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the funds. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its  affiliates or independent third party providers  for Advisor Class shares and for individual shareholder services rendered by broker/dealers or other independent financial intermediaries for  C Class shares. Fees incurred under the plans during the six months ended May 31, 2003, are detailed in the Statement of Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment manager, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services Corporation.

During the six months ended May 31, 2003, the funds invested in a money market fund for temporary purposes, which was managed by  J.P. Morgan Fleming Asset
Management (USA) Inc. (JPMFAM). JPMFAM is a wholly owned subsidiary of J.P.
Morgan Chase & Co. (JPM). JPM is an equity investor in ACC. The funds have a bank line of credit agreement with JPM. The funds have a securities lending agreement with JPMorgan Chase Bank (Chase). Chase is a wholly owned subsidiary of JPM.

                                                                  (continued)

------
    32

Notes to Financial Statements

MAY 31, 2003 (UNAUDITED) (Amounts In Thousands)

--------------------------------------------------------------------------------
3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the six months ended May 31, 2003,  were as follows:

                     INTERNATIONAL    EMERGING      GLOBAL     INTERNATIONAL
                       DISCOVERY       MARKETS      GROWTH     OPPORTUNITIES
-------------------------------------------------------------------------------
Purchases               $994,177      $149,299     $216,344       $36,271
-------------------------------------------------------------------------------
Proceeds from sales   $1,034,033      $155,903     $207,143       $28,416
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the funds were as follows:
-----------------------------------------------------------------------------------------------------
                                           INTERNATIONAL DISCOVERY             EMERGING MARKETS
-----------------------------------------------------------------------------------------------------
                                             SHARES         AMOUNT        SHARES           AMOUNT
-----------------------------------------------------------------------------------------------------
INVESTOR CLASS
-----------------------------------------------------------------------------------------------------
SIX MONTHS ENDED MAY 31, 2003
SHARES AUTHORIZED                           400,000                        100,000
=====================================================================================================
Sold                                          1,755        $ 15,679         7,294         $ 25,918
------------------------------------------
Issued in reinvestment of distributions         148           1,317             --              --
------------------------------------------
Redeemed                                     (7,772)     (69,681)(1)      (11,440)     (40,855)(1)
-----------------------------------------------------------------------------------------------------
Net decrease                                 (5,869)       $(52,685)       (4,146)       $(14,937)
=====================================================================================================
YEAR ENDED NOVEMBER 30, 2002
SHARES AUTHORIZED                           400,000                        100,000
=====================================================================================================
Sold                                          6,444      $   66,383       107,771        $ 468,610
------------------------------------------
Redeemed                                    (16,964)    (171,191)(2)     (104,968)       (454,975)
-----------------------------------------------------------------------------------------------------
Net increase (decrease)                     (10,520)      $(104,808)        2,803       $   13,635
=====================================================================================================
INSTITUTIONAL CLASS
----------------------------------------------------------
SIX MONTHS ENDED MAY 31, 2003
SHARES AUTHORIZED                            75,000                         12,500
=====================================================================================================
Sold                                          2,339        $ 21,177         5,677         $ 20,733
------------------------------------------
Issued in reinvestment of distributions          40             359             --              --
------------------------------------------
Redeemed                                     (2,694)        (24,387)       (2,908)        (10,421)
-----------------------------------------------------------------------------------------------------
Net increase (decrease)                        (315)      $  (2,851)        2,769         $ 10,312
=====================================================================================================
YEAR ENDED NOVEMBER 30, 2002
SHARES AUTHORIZED                            75,000                         12,500
=====================================================================================================
Sold                                          9,355      $   95,730         5,904         $ 26,133
------------------------------------------
Redeemed                                    (13,600)    (140,349)(2)       (5,255)        (22,215)
-----------------------------------------------------------------------------------------------------
Net increase (decrease)                      (4,245)     $  (44,619)          649        $   3,918
=====================================================================================================

(1) Net of redemption fees of $9 and $128 for International Discovery and
    Emerging Markets, respectively.

(2) Net of redemption fees of $22 and $2 for International Discovery's
    Investor and Institutional classes, respectively.

                                                                   (continued)

                                                                          ------
                                                                          33

Notes to Financial Statements

MAY 31, 2003 (UNAUDITED) (Amounts In Thousands)

--------------------------------------------------------------------------------
4. CAPITAL SHARE TRANSACTIONS (CONTINUED)
--------------------------------------------------------------------------------------------------------
                                      INTERNATIONAL DISCOVERY                     EMERGING MARKETS
--------------------------------------------------------------------------------------------------------
                                      SHARES              AMOUNT             SHARES             AMOUNT
--------------------------------------------------------------------------------------------------------
ADVISOR CLASS
--------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED MAY 31, 2003
SHARES AUTHORIZED                    5,000                                  5,000
========================================================================================================
Sold                                     1              $   9                466              $ 1,650
-----------------------------------
Redeemed                                (7)               (59)              (722)          (2,512)(1)
--------------------------------------------------------------------------------------------------------
Net decrease                            (6)              $(50)              (256)            $  (862)
========================================================================================================
YEAR ENDED NOVEMBER 30, 2002
SHARES AUTHORIZED                    5,000                                  5,000
========================================================================================================
Sold                                     6             $   59              2,320              $10,194
-----------------------------------
Redeemed                               (13)              (130)            (2,172)             (9,613)
--------------------------------------------------------------------------------------------------------
Net increase (decrease)                 (7)            $  (71)               148             $    581
========================================================================================================
C CLASS
--------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED MAY 31, 2003
SHARES AUTHORIZED                       N/A                                10,000
========================================================================================================
Sold                                                                         160                $ 593
-----------------------------------
Redeemed                                                                    (135)               (513)
--------------------------------------------------------------------------------------------------------
Net increase                                                                  25                $  80
========================================================================================================
PERIOD ENDED NOVEMBER 30, 2002(2)
SHARES AUTHORIZED                       N/A                                10,000
========================================================================================================
Sold                                                                          24                 $101
-----------------------------------
Redeemed                                                                      (9)                (33)
--------------------------------------------------------------------------------------------------------
Net increase                                                                  15                 $ 68
========================================================================================================

(1) Net of redemption fees of $11.

(2) December 18, 2001 (commencement of sale) through November 30, 2002 for
    Emerging Markets.

                                                                    (continued)

------
    34

Notes to Financial Statements

MAY 31, 2003 (UNAUDITED) (Amounts In Thousands)

--------------------------------------------------------------------------------
4. CAPITAL SHARE TRANSACTIONS (CONTINUED)
---------------------------------------------------------------------------------------------------------------
                                                   GLOBAL GROWTH                INTERNATIONAL OPPORTUNITIES
---------------------------------------------------------------------------------------------------------------
                                              SHARES             AMOUNT          SHARES             AMOUNT
---------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
---------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED MAY 31, 2003
SHARES AUTHORIZED                            150,000                             200,000
===============================================================================================================
Sold                                          19,615           $ 98,721           2,047              $ 9,762
----------------------------------------
Issued in reinvestment of distributions            --                 --             13                   59
----------------------------------------
Redeemed                                     (18,420)           (92,716)         (1,265)          (6,023)(1)
---------------------------------------------------------------------------------------------------------------
Net increase                                   1,195          $   6,005             795              $ 3,798
===============================================================================================================
YEAR ENDED NOVEMBER 30, 2002
SHARES AUTHORIZED                            150,000                             200,000
===============================================================================================================
Sold                                          76,175          $ 464,281           4,721              $24,986
----------------------------------------
Redeemed                                     (80,677)          (492,089)         (1,428)              (6,902)(1)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease)                       (4,502)        $  (27,808)          3,293              $18,084
===============================================================================================================
INSTITUTIONAL CLASS
---------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED MAY 31, 2003(2)
SHARES AUTHORIZED                              5,000                             25,000
===============================================================================================================
Sold                                             736             $3,664             949               $4,552
----------------------------------------
Redeemed                                         (63)              (317)              --                  --
---------------------------------------------------------------------------------------------------------------
Net increase                                     673             $3,347             949               $4,552
===============================================================================================================
YEAR ENDED NOVEMBER 30, 2002
SHARES AUTHORIZED                              5,000                              25,000
===============================================================================================================
Sold                                             255            $ 1,482               --                  --
----------------------------------------
Redeemed                                        (279)            (1,645)              --                  --
---------------------------------------------------------------------------------------------------------------
Net decrease                                     (24)          $   (163)              --                  --
===============================================================================================================
ADVISOR CLASS
---------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED MAY 31, 2003
SHARES AUTHORIZED                              5,000                                 N/A
===============================================================================================================
Sold                                             404             $ 1,956
----------------------------------------
Redeemed                                        (406)             (1,988)
---------------------------------------------------------------------------------------------------------------
Net decrease                                      (2)           $    (32)
===============================================================================================================
YEAR ENDED NOVEMBER 30, 2002
SHARES AUTHORIZED                              5,000                                 N/A
===============================================================================================================
Sold                                             293             $ 1,811
----------------------------------------
Redeemed                                        (294)             (1,743)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease)                           (1)           $     68
===============================================================================================================

(1) Net of redemption fees of $11 for the six months ended May 31, 2003, and
    $114 for the year ended November 30, 2002.

(2) January 9, 2003 (commencement of sale) through May 31, 2003 for
    International Opportunities.

                                                                     (continued)

                                                                          ------
                                                                          35

Notes to Financial Statements

MAY 31, 2003 (UNAUDITED) (Amounts In Thousands)

--------------------------------------------------------------------------------
4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                        GLOBAL GROWTH        INTERNATIONAL OPPORTUNITIES
-----------------------------------------------------------------------------------------
                                     SHARES       AMOUNT        SHARES      AMOUNT
-----------------------------------------------------------------------------------------
C CLASS
-----------------------------------------------------------------------------------------
SIX MONTHS ENDED MAY 31, 2003
SHARES AUTHORIZED                    10,000                       N/A
=========================================================================================
Sold                                      --          $3
=========================================================================================
PERIOD ENDED NOVEMBER 30, 2002(1)
SHARES AUTHORIZED                    10,000                       N/A
=========================================================================================
Sold                                      5          $29
=========================================================================================

(1) March 1, 2002 (commencement of sale) through November 30, 2002 for
    Global Growth.

--------------------------------------------------------------------------------
5. SECURITIES LENDING

As of May 31, 2003, securities in International Discovery, Emerging Markets,
Global Growth, and International Opportunities, valued at $182,035, $6,751,
$29,545, and $3,085, respectively, were on loan through the lending agent,
Chase, to certain approved borrowers. Chase receives and maintains collateral in the form of cash, U.S. Treasury or Government Agency securities and/or letters of credit for the funds. The value of cash collateral received at period end is disclosed in the Statement of Assets and Liabilities and investments made with the cash by the lending agent are listed in the Schedule of Investments. The total value of all collateral received, at this date, was $190,390, $6,870,
$30,615, and $3,252, respectively. The funds' risks in securities lending are that the borrower may not provide additional collateral when required or return the securities when due. If the borrower defaults, receipt of the collateral by the funds may be delayed or limited.

--------------------------------------------------------------------------------
6. BANK LINE OF CREDIT

The funds, along with certain other funds managed by ACIM, have a $620 million unsecured bank line of credit agreement with JPM, which was renewed from $650 million effective December 17, 2002. The funds may borrow money for temporary or emergency purposes  to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The funds did not borrow from the line during the six months ended  May 31, 2003.

--------------------------------------------------------------------------------
7. GEOGRAPHIC RISK FACTORS

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political and economic developments and the possible  imposition of currency exchange restrictions  or other foreign laws or restrictions.

                                                                     (continued)

------
    36

Notes to Financial Statements

MAY 31, 2003 (UNAUDITED) (Amounts In Thousands)

--------------------------------------------------------------------------------
8. FEDERAL TAX INFORMATION

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts.

As of May 31, 2003, the components of investments for federal income tax purposes were as follows:

------------------------------------------------------------------------------
                         INTERNATIONAL   EMERGING   GLOBAL    INTERNATIONAL
                           DISCOVERY     MARKETS    GROWTH    OPPORTUNITIES
------------------------------------------------------------------------------
Federal tax cost
of investments              $827,042     $95,013    $199,594      $28,048
==============================================================================
Gross tax appreciation
of investments              $163,616     $13,590     $32,697       $6,356
------------------------
Gross tax depreciation
of investments               (8,164)     (1,832)     (1,660)        (134)
------------------------------------------------------------------------------
Net tax appreciation
of investments              $155,452     $11,758     $31,037       $6,222
==============================================================================

The difference between book-basis and tax-basis unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on certain forward foreign currency contracts.

Following are the capital loss carryovers and capital loss deferral amounts at
November 30, 2002:

--------------------------------------------------------------------------------
                            INTERNATIONAL   EMERGING   GLOBAL    INTERNATIONAL
                              DISCOVERY     MARKETS    GROWTH    OPPORTUNITIES
--------------------------------------------------------------------------------
Accumulated capital losses    $(150,148)   $(37,435)  $(108,994)     $(3,397)
--------------------------------------------------------------------------------
Capital loss deferral          $(20,631)    $(1,696)    $(4,876)       $(651)
--------------------------------------------------------------------------------

The accumulated capital losses listed above represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire in 2009 through 2010.

The capital loss deferrals represent net capital losses incurred in the one-month period ended November 30, 2002. The funds have elected to treat such losses as having been incurred in  the following fiscal year for federal income tax purposes.

                                                                          ------
                                                                          37

International Discovery -
Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
------------------------------------------------------------------------------------------------------------------
                                                                  INVESTOR CLASS
------------------------------------------------------------------------------------------------------------------
                                   2003(1)        2002          2001           2000          1999       1998
PER-SHARE DATA

Net Asset Value,
Beginning of Period                $9.32         $10.13        $14.23         $15.20        $9.24       $8.54
------------------------------------------------------------------------------------------------------------------
Income From Investment
Operations
------------------------------
  Net Investment
  Income (Loss)(2)                  0.03          0.03          0.01          (0.12)        (0.07)      (0.03)
------------------------------
  Net Realized and
  Unrealized Gain (Loss)            0.58         (0.84)        (2.54)          0.03          6.06        1.22
------------------------------------------------------------------------------------------------------------------
  Total From
  Investment Operations             0.61         (0.81)        (2.53)         (0.09)         5.99        1.19
------------------------------------------------------------------------------------------------------------------
Distributions
------------------------------
  From Net Investment Income       (0.02)          --            --             --            --        (0.02)
------------------------------
  From Net Realized Gains            --            --          (1.57)         (0.88)        (0.03)      (0.47)
------------------------------------------------------------------------------------------------------------------
  Total Distributions              (0.02)          --          (1.57)         (0.88)        (0.03)      (0.49)
------------------------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                      $9.91         $9.32         $10.13         $14.23        $15.20      $9.24
------------------------------------------------------------------------------------------------------------------
  TOTAL RETURN(3)                   6.52%        (8.00)%      (20.17)%        (1.27)%       65.12%      14.79%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to
Average Net Assets                1.60%(4)        1.53%         1.45%          1.36%         1.55%       1.64%

------------------------------
Ratio of Net
Investment
Income (Loss) to
Average Net Assets                0.78%(4)        0.35%         0.10%         (0.64)%       (0.65)%     (0.36)%
------------------------------
Portfolio Turnover Rate             114%          224%          180%           113%          110%        178%
------------------------------
Net Assets, End of
Period (in thousands)             $836,993      $841,706     $1,021,063     $1,568,872    $1,408,624   $781,551
------------------------------------------------------------------------------------------------------------------

(1) Six months ended May 31, 2003 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions,  if any. Total returns for periods less than one year are not annualized.  The total return of the classes may not  precisely  reflect the class expense differences because of the impact of calculating the net asset values to two decimal  places.  If net asset values were calculated to three decimal places,  the total return differences would more closely reflect the class  expense  differences.  The  calculation  of net  asset  values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

-------
     38

International Discovery -
Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
------------------------------------------------------------------------------------------------------------------
                                                         INSTITUTIONAL CLASS
------------------------------------------------------------------------------------------------------------------
                                 2003(1)       2002        2001        2000        1999         1998(2)
PER-SHARE DATA

Net Asset Value,
Beginning of Period              $9.39        $10.18      $14.26      $15.24      $9.25         $8.18
------------------------------------------------------------------------------------------------------------------
Income From
Investment Operations
----------------------------
  Net Investment
  Income (Loss)(3)                0.04         0.06        0.04       (0.08)      (0.04)        --(4)
----------------------------
  Net Realized and
  Unrealized Gain (Loss)          0.57        (0.85)      (2.55)       0.01        6.06         1.07
------------------------------------------------------------------------------------------------------------------
  Total From Investment
  Operations                      0.61        (0.79)      (2.51)      (0.07)       6.02         1.07
------------------------------------------------------------------------------------------------------------------
Distributions
----------------------------
  From Net Investment
  Income                         (0.03)         --          --          --          --          --
----------------------------
  From Net Realized Gains          --           --        (1.57)      (0.91)      (0.03)        --
------------------------------------------------------------------------------------------------------------------
  Total Distributions            (0.03)         --        (1.57)      (0.91)      (0.03)        --
------------------------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                    $9.97        $9.39       $10.18      $14.26      $15.24        $9.25
==================================================================================================================
  TOTAL RETURN(5)                 6.57%       (7.76)%    (19.97)%     (1.13)%     65.37%        13.08%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to
Average Net Assets              1.40%(6)       1.33%       1.25%       1.16%       1.35%        1.44%(6)
----------------------------
Ratio of Net Investment
Income (Loss) to
Average Net Assets              0.98%(6)       0.55%       0.30%      (0.44)%     (0.45)%        --(6)

----------------------------
Portfolio Turnover Rate           114%         224%        180%        113%        110%         178%(7)
----------------------------
Net Assets, End of
Period (in thousands)           $142,800     $137,358    $192,155    $250,930    $182,222       $60,918
------------------------------------------------------------------------------------------------------------------

(1)  Six months ended May 31, 2003 (unaudited).

(2)  January 2, 1998 (commencement of sale) through November 30, 1998.

(3)  Computed using average shares outstanding throughout the period.

(4)  Per-share amount was less than $0.005.

(5)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6)  Annualized.

(7)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended November 30, 1998.

See Notes to Financial Statements.

                                                                          ------
                                                                          39

International Discovery -
Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
------------------------------------------------------------------------------------------------------------------
                                                                     ADVISOR CLASS
------------------------------------------------------------------------------------------------------------------
                                    2003(1)        2002       2001        2000        1999      1998(2)
PER-SHARE DATA

Net Asset Value,
Beginning of Period                 $9.23         $10.05     $14.17      $15.14       $9.22     $10.10
------------------------------------------------------------------------------------------------------------------
Income From
Investment Operations
---------------------------
 Net Investment
 Income (Loss)(3)                    0.02          0.01       --(4)       (0.12)      (0.07)    (0.02)
---------------------------
 Net Realized and
 Unrealized Gain (Loss)              0.57         (0.83)     (2.55)       (0.01)       6.02     (0.86)
------------------------------------------------------------------------------------------------------------------
 Total From Investment
 Operations                          0.59         (0.82)     (2.55)       (0.13)       5.95     (0.88)
------------------------------------------------------------------------------------------------------------------
Distributions
---------------------------
 From Net Realized Gains              --            --       (1.57)       (0.84)      (0.03)      --
------------------------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                       $9.82         $9.23      $10.05       $14.17      $15.14    $9.22
==================================================================================================================
 TOTAL RETURN(5)                     6.39%        (8.16)%   (20.43)%      (1.53)%     64.82%    (8.71)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to
Average Net Assets                 1.85%(6)        1.78%      1.70%        1.61%       1.80%    1.89%(6)
---------------------------
Ratio of Net
Investment Income (Loss) to
Average Net Assets                 0.53%(6)        0.10%     (0.15)%      (0.87)%     (0.90)%   (0.60)%(6)
---------------------------
Portfolio Turnover Rate              114%          224%       180%         113%        110%     178%(7)
---------------------------
Net Assets, End of
Period (in thousands)                $110          $153       $244         $509        $57       $11
------------------------------------------------------------------------------------------------------------------

(1)  Six months ended May 31, 2003 (unaudited).

(2)  April 28, 1998 (commencement of sale) through November 30, 1998.

(3)  Computed using average shares outstanding throughout the period.

(4)  Per-share amount was less than $0.005.

(5)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6)  Annualized.

(7)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended November 30, 1998.

See Notes to Financial Statements.

------
    40

Emerging Markets - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
------------------------------------------------------------------------------------------------------------------
                                                                    INVESTOR CLASS
------------------------------------------------------------------------------------------------------------------
                                 2003(1)      2002         2001         2000           1999      1998
PER-SHARE DATA

Net Asset Value,
Beginning of Period              $3.61       $4.06        $4.68        $5.62          $3.49     $4.15
------------------------------------------------------------------------------------------------------------------
Income From
Investment Operations
---------------------------
 Net Investment
 Income (Loss)(2)                --(3)      (0.02)       (0.02)       (0.06)         (0.01)     --(3)
---------------------------
 Net Realized and
 Unrealized Gain (Loss)          0.24       (0.43)       (0.43)       (0.88)          2.14      (0.66)
------------------------------------------------------------------------------------------------------------------
 Total From Investment
 Operations                      0.24       (0.45)       (0.45)       (0.94)          2.13      (0.66)
------------------------------------------------------------------------------------------------------------------
Distributions
---------------------------
 From Net Realized Gains          --          --         (0.17)         --             --       --
------------------------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                    $3.85       $3.61        $4.06        $4.68          $5.62     $3.49
==================================================================================================================
 TOTAL RETURN(4)                 6.65%     (10.86)%     (10.28)%     (16.73)%        61.03%     (15.90)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to
Average Net Assets             2.02%(5)      2.05%        2.00%        2.00%          2.00%     2.00%
---------------------------
Ratio of Net Investment
Income (Loss) to
Average Net Assets             0.29%(5)     (0.37)%      (0.27)%      (0.88)%        (0.33)%    (0.03)%
---------------------------
Portfolio Turnover Rate          164%        387%         326%         196%           168%      270%
---------------------------
Net Assets, End of
Period (in thousands)           $71,234     $81,756      $80,422      $77,279        $82,359    $21,124
------------------------------------------------------------------------------------------------------------------

(1)  Six months ended May 31, 2003 (unaudited).

(2)  Computed using average shares outstanding throughout the period.

(3)  Per-share amount was less than $0.005.

(4)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5)  Annualized.

See Notes to Financial Statements.

                                                                          ------
                                                                          41

Emerging Markets - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
------------------------------------------------------------------------------------------------------------------
                                                                     INSTITUTIONAL CLASS
------------------------------------------------------------------------------------------------------------------
                                     2003(1)         2002           2001           2000         1999(2)
PER-SHARE DATA

Net Asset Value,
Beginning of Period                  $3.64          $4.08          $4.70          $5.63         $3.39
------------------------------------------------------------------------------------------------------------------
Income From
Investment Operations
----------------------------
 Net Investment
 Income (Loss)(3)                     0.01          --(4)          (0.01)         (0.05)        --(4)
----------------------------
 Net Realized and
 Unrealized Gain (Loss)               0.24          (0.44)         (0.44)         (0.88)        2.24
------------------------------------------------------------------------------------------------------------------
 Total From
 Investment Operations                0.25          (0.44)         (0.45)         (0.93)        2.24
------------------------------------------------------------------------------------------------------------------
Distributions
----------------------------
 From Net Realized Gains               --             --           (0.17)           --          --
------------------------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                        $3.89          $3.64          $4.08           $4.70        $5.63
==================================================================================================================
 TOTAL RETURN(5)                      6.87%        (10.78)%       (10.01)%       (16.52)%       66.08%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to
Average Net Assets                  1.82%(6)         1.85%          1.80%          1.80%        1.80%(6)
----------------------------
Ratio of Net Investment
Income (Loss) to
Average Net Assets                  0.49%(6)        (0.17)%        (0.07)%        (0.68)%       (0.05)%(6)
----------------------------
Portfolio Turnover Rate               164%           387%           326%           196%         168%(7)
----------------------------
Net Assets, End of Period
(in thousands)                      $31,017        $18,969        $18,602        $21,330        $16,507
------------------------------------------------------------------------------------------------------------------

(1)  Six months ended May 31, 2003 (unaudited).

(2)  January 28, 1999 (commencement of sale) through November 30, 1999.

(3)  Computed using average shares outstanding throughout the period.

(4)  Per-share amount was less than $0.005.

(5)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6)  Annualized.

(7)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended November 30, 1999.

See Notes to Financial Statements.

------
    42

Emerging Markets - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
---------------------------------------------------------------------------------------------------------
                                                           ADVISOR CLASS
---------------------------------------------------------------------------------------------------------
                                   2003(1)        2002         2001          2000           1999(2)
PER-SHARE DATA

Net Asset Value,
Beginning of Period                $3.58         $4.03        $4.66         $5.61            $4.44
---------------------------------------------------------------------------------------------------------
Income From
Investment Operations
---------------------------
 Net Investment
 Income (Loss)(3)                   --(4)        (0.01)       (0.04)        (0.08)          --(4)
---------------------------
 Net Realized and
 Unrealized Gain (Loss)             0.23         (0.44)       (0.42)        (0.87)           1.17
---------------------------------------------------------------------------------------------------------
 Total From Investment
 Operations                         0.23         (0.45)       (0.46)        (0.95)           1.17
---------------------------------------------------------------------------------------------------------
Distributions
---------------------------
 From Net Realized Gains             --            --         (0.17)          --              --
---------------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                      $3.81         $3.58        $4.03         $4.66            $5.61
=========================================================================================================
 TOTAL RETURN(5)                    6.42%       (11.17)%     (10.32)%      (16.93)%         26.35%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to Average
Net Assets                        2.26%(6)        2.30%        2.25%         2.25%         2.25%(6)
---------------------------
Ratio of Net
Investment Income
(Loss) to Average
Net Assets                        0.05%(6)       (0.62)%      (0.52)%       (1.13)%        0.02%(6)
---------------------------
Portfolio Turnover Rate             164%          387%         326%          196%           168%(7)
---------------------------
Net Assets, End of
Period (in thousands)               $364         $1,254        $815          $212            $143
---------------------------------------------------------------------------------------------------------

(1)  Six months ended May 31, 2003 (unaudited).

(2)  May 12, 1999 (commencement of sale) through November 30, 1999.

(3)  Computed using average shares outstanding throughout the period.

(4)  Per-share amount was less than $0.005.

(5)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6)  Annualized.

(7)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended November 30, 1999.

See Notes to Financial Statements.

                                                                          ------
                                                                          43

Emerging Markets - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED

--------------------------------------------------------------------------------
                                                          C CLASS
--------------------------------------------------------------------------------
                                                   2003(1)      2002(2)
PER-SHARE DATA

Net Asset Value,
Beginning of Period                                 $3.58       $4.24
--------------------------------------------------------------------------------
Income From  Investment Operations
----------------------------------------
 Net Investment Loss(3)                            (0.02)       (0.04)
----------------------------------------
 Net Realized and
 Unrealized Gain (Loss)                             0.24        (0.62)
--------------------------------------------------------------------------------
 Total From Investment Operations                   0.22        (0.66)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                     $3.80        $3.58
================================================================================
 TOTAL RETURN(4)                                    6.15%       (15.57)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                             3.01%(5)        3.05%(5)
--------------------------------------------------------------------------------
Ratio of Net Investment
Loss to Average Net Assets                      (0.70)%(5)       (1.10)%(5)
--------------------------------------------------------------------------------
Portfolio Turnover Rate                            164%            387%(6)
--------------------------------------------------------------------------------
Net Assets, End of Period
(in thousands)                                     $152              $54
--------------------------------------------------------------------------------

(1)  Six months ended May 31, 2003 (unaudited).

(2)  December 18, 2001 (commencement of sale) through November 30, 2002.

(3)  Computed using average shares outstanding throughout the period.

(4)  Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
     Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5)  Annualized.

(6)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended November 30, 2002.

See Notes to Financial Statements.

------
    44

Global Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
---------------------------------------------------------------------------------------------------------
                                                            INVESTOR CLASS
---------------------------------------------------------------------------------------------------------
                                    2003(1)       2002          2001        2000        1999(2)
PER-SHARE DATA

Net Asset Value,
Beginning of Period                 $5.39        $6.18         $8.73       $8.33        $5.00
---------------------------------------------------------------------------------------------------------
Income From
Investment Operations
----------------------------
 Net Investment
 Income (Loss)(3)                    0.01         0.01         --(4)      (0.05)        (0.01)
----------------------------
 Net Realized and
 Unrealized Gain (Loss)              0.07        (0.80)        (1.90)       0.81         3.34
---------------------------------------------------------------------------------------------------------
 Total From Investment
 Operations                          0.08        (0.79)        (1.90)       0.76         3.33
---------------------------------------------------------------------------------------------------------
Distributions
----------------------------
 From Net Realized Gains              --           --          (0.65)      (0.36)        --
---------------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                       $5.47        $5.39         $6.18        $8.73       $8.33
=========================================================================================================
 TOTAL RETURN(5)                     1.48%      (12.78)%      (23.62)%      8.81%       66.60%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to Average
Net Assets                         1.30%(6)       1.32%         1.30%       1.30%       1.30%
----------------------------
Ratio of Net Investment
Income (Loss) to
Average Net Assets                 0.26%(6)       0.13%        (0.06)%     (0.48)%      (0.20)%
----------------------------
Portfolio Turnover Rate              102%         278%          232%        123%        133%
----------------------------
Net Assets, End of
Period (in thousands)              $223,325     $213,314      $272,402    $412,631      $233,823
---------------------------------------------------------------------------------------------------------

(1)  Six months ended May 31, 2003 (unaudited).

(2)  December 1, 1998 (inception) through November 30, 1999.

(3)  Computed using average shares outstanding throughout the period.

(4)  Per-share amount was less than     $0.005.

(5)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6)  Annualized.

See Notes to Financial Statements.

                                                                          ------
                                                                          45

Global Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
---------------------------------------------------------------------------------------------------------
                                                                  INSTITUTIONAL CLASS
---------------------------------------------------------------------------------------------------------
                                                   2003(1)         2002         2001          2000(2)

PER-SHARE DATA

Net Asset
Value,
Beginning of Period                                $5.41          $6.19        $8.74            $9.73
---------------------------------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------
 Net Investment
 Income (Loss)(3)                                   0.01           0.02         0.01            (0.01)
------------------------------------------------------------------------
 Net Realized and
 Unrealized Gain (Loss)                             0.09          (0.80)       (1.90)           (0.98)
---------------------------------------------------------------------------------------------------------
 Total From Investment
 Operations                                         0.10          (0.78)       (1.89)           (0.99)
---------------------------------------------------------------------------------------------------------
Distributions
-----------------------------------
 From Net Realized Gains                             --             --         (0.66)           --
---------------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                                      $5.51          $5.41        $6.19            $8.74
=========================================================================================================
 TOTAL RETURN(4)                                    1.85%        (12.60)%     (23.53)%          (10.17)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to Average
Net Assets                                        1.10%(5)         1.12%        1.10%           1.10%(5)
-----------------------------------
Ratio of Net Investment Income
(Loss) to Average
Net Assets                                        0.46%(5)         0.33%        0.14%           (0.43)%(5)
-----------------------------------
Portfolio Turnover Rate                             102%           278%         232%            123%(6)
-----------------------------------
Net Assets, End of
Period (in thousands)                              $7,052         $3,288       $3,907           $5,090
---------------------------------------------------------------------------------------------------------

(1)  Six months ended May 31, 2003 (unaudited).

(2)  August 1, 2000 (commencement of sale) through November 30, 2000.

(3)  Computed using average shares outstanding throughout the period.

(4)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5)  Annualized.

(6)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended November 30, 2000.

See Notes to Financial Statements.

------
    46

Global Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
---------------------------------------------------------------------------------------------------------
                                                            ADVISOR CLASS
---------------------------------------------------------------------------------------------------------
                                   2003(1)         2002          2001           2000           1999(2)
PER-SHARE DATA

Net Asset Value,
Beginning of Period                $5.36          $6.16         $8.72          $8.31            $5.58
---------------------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
 Net Investment Loss(3)            --(4)          (0.01)         --(4)         (0.06)          (0.03)
--------------------------
 Net Realized and
 Unrealized Gain (Loss)             0.08          (0.79)        (1.93)          0.82            2.76
---------------------------------------------------------------------------------------------------------
 Total From Investment

 Operations                         0.08          (0.80)        (1.93)          0.76            2.73
---------------------------------------------------------------------------------------------------------
Distributions
--------------------------
 From Net Realized Gains             --            --           (0.63)         (0.35)            --
---------------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                      $5.44          $5.36         $6.16          $8.72            $8.31
=========================================================================================================
 TOTAL RETURN(5)                    1.49%        (12.99)%      (23.97)%         8.79%          48.92%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to
Average Net Assets                1.56%(6)         1.57%         1.55%          1.55%         1.55%(6)
--------------------------
Ratio of Net
Investment Loss
to Average Net Assets               --(6)         (0.12)%       (0.31)%        (0.73)%       (0.40)%(6)
--------------------------
Portfolio Turnover Rate             102%           278%          232%           123%           133%(7)
--------------------------
Net Assets, End of
Period (in thousands)              $531           $537          $623           $301           $112
---------------------------------------------------------------------------------------------------------

(1)  Six months ended May 31, 2003 (unaudited).

(2)  February 5, 1999 (commencement of sale) through November 30, 1999.

(3)  Computed using average shares outstanding throughout the period.

(4)  Per-share amount was less than $0.005.

(5)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6)  Annualized.

(7)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended November 30, 1999.

See Notes to Financial Statements.

                                                                          ------
                                                                          47

Global Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
--------------------------------------------------------------------------------
                                                         C CLASS
--------------------------------------------------------------------------------
                                                2003(1)         2002(2)
PER-SHARE DATA

Net Asset Value,
Beginning of Period                             $5.35            $6.14
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------
 Net Investment Loss(3)                         (0.02)          (0.03)
-----------------------------------
 Net Realized and
 Unrealized Gain (Loss)                          0.08           (0.76)
--------------------------------------------------------------------------------
 Total From Investment
 Operations                                      0.06           (0.79)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                                   $5.41           $5.35
================================================================================
 TOTAL RETURN(4)                                 1.12%          (12.87)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                          2.30%(5)         2.32%(5)
-----------------------------------
Ratio of Net Investment
Loss to Average Net Assets                   (0.74)%(5)        (0.60)%(5)
-----------------------------------
Portfolio Turnover Rate                         102%            278%(6)
-----------------------------------
Net Assets, End of Period
(in thousands)                                  $28              $25
--------------------------------------------------------------------------------

(1)  Six months ended May 31, 2003 (unaudited).

(2)  March 1, 2002 (commencement of sale) through November 30, 2002.

(3)  Computed using average shares outstanding throughout the period.

(4)  Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
     Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5)  Annualized.

(6)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended November 30, 2002.

See Notes to Financial Statements.

------
    48

International Opportunities -
Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                INVESTOR CLASS
--------------------------------------------------------------------------------
                                    2003(1)         2002         2001(2)
PER-SHARE DATA

Net Asset Value,
Beginning of Period                  $4.73         $4.87        $5.00

--------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------
 Net Investment
 Income (Loss)(3)                     0.03          0.02        (0.02)
----------------------------------
 Net Realized and
 Unrealized Gain (Loss)               0.67         (0.16)       (0.11)
--------------------------------------------------------------------------------
 Total From
 Investment Operations                0.70         (0.14)       (0.13)

--------------------------------------------------------------------------------
Distributions
----------------------------------
 From Net Investment
 Income                              (0.01)          --          --
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                        $5.42         $4.73        $4.87
================================================================================
 TOTAL RETURN(4)                     14.90%        (2.87)%      (2.60)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                2.01%(5)        2.01%      2.00%(5)
----------------------------------
Ratio of Net
Investment Income
(Loss) to Average
Net Assets                          1.23%(5)        0.30%      (0.75)%(5)
----------------------------------
Portfolio Turnover Rate               110%          257%        147%
----------------------------------
Net Assets, End of
Period (in thousands)               $29,466       $21,977       $6,569
--------------------------------------------------------------------------------

(1)  Six months ended May 31, 2003 (unaudited).

(2)  June 1, 2001 (inception) through November 30, 2001.

(3)  Computed using average shares outstanding throughout the period.

(4)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5)  Annualized.

See Notes to Financial Statements.

                                                                          ------
                                                                          49

International Opportunities -
Financial Highlights

For a Share Outstanding Throughout the Period Indicated.
--------------------------------------------------------------------------------
                                                             INSTITUTIONAL

CLASS
--------------------------------------------------------------------------------
                                                                 2003(1)
PER-SHARE DATA

Net Asset Value, Beginning of Period                              $4.80
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------
 Net Investment Income(2)                                         0.03
-----------------------------------------------------
 Net Realized and Unrealized Gain                                 0.59
--------------------------------------------------------------------------------
 Total From Investment Operations                                 0.62
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                    $5.42
================================================================================
 TOTAL RETURN(3)                                                 12.92%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets               1.81%(4)
-----------------------------------------------------
Ratio of Net Investment Income to Average Net Assets            1.81%(4)
-----------------------------------------------------
Portfolio Turnover Rate                                          110%(5)
-----------------------------------------------------
Net Assets, End of Period (in thousands)                         $5,144
--------------------------------------------------------------------------------

(1)  January 9, 2003 (commencement of sale) through May 31, 2003 (unaudited).

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  Annualized.

(5)  Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the six months ended May 31, 2003.

See Notes to Financial Statements.

------
    50

Share Class Information

Three classes of shares are authorized for sale by International Discovery:
Investor Class, Institutional Class, and Advisor Class. Four classes of shares are authorized for sale by Emerging Markets and Global Growth: Investor Class,
Institutional Class, Advisor Class, and C Class. Two classes of shares are authorized for sale by International Opportunities: Investor Class and
Institutional Class. The total expense ratios of Advisor and C Class shares are higher than those of Investor Class shares; the total expense ratio of
Institutional Class shares is lower.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through a broker-dealer, which may require payment of a transaction fee to the broker.

INSTITUTIONAL CLASS shares are available to large investors such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least  $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the total expense ratio of
Institutional Class shares is 0.20% less than the total expense ratio of
Investor Class shares.

ADVISOR CLASS shares are sold primarily through institutions such as banks, broker-dealers, insurance companies, and financial advisors. Advisor Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee.
The total expense ratio of Advisor Class shares is 0.25% higher than the total expense ratio of Investor Class shares.

C CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as banks, broker-dealers, and insurance companies.
C Class shares redeemed within 12 months of purchase are subject to a CDSC of
1.00%. There is no CDSC on shares acquired through reinvestment of dividends or capital gains.  C Class shares also are subject to a  Rule 12b-1 service and distribution fee  of 1.00% for stock funds and 0.75% for bond funds.

All classes of shares represent a pro rata interest in the funds and generally have the same rights and preferences.

                                                                          ------
                                                                          51

Retirement Account Information

As required by law, any distributions you receive from an IRA or certain 403(b)
and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding  apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing  a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

------
    52

Index Definitions

The following indices are used to  illustrate investment market, sector,  or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The CITIGROUP EMI (EXTENDED MARKET INDEX) GROWTH WORLD EX-US represents the smaller-cap universe of stocks of growth companies in developed country markets outside the United States.

Morgan Stanley Capital International (MSCI) has developed several indices that measure the performance of foreign stock markets. The MSCI EAFE(reg.tm)  INDEX
(Europe, Australasia, Far East) is designed to measure developed market equity performance, excluding the U.S. and Canada.

The MSCI EMF (Emerging Markets Free) INDEX(reg.tm) represents the performance of stocks in global emerging market countries.

The MSCI WORLD FREE INDEX represents the performance of stocks in developed countries (including the United States) that are available for purchase by global investors.

                                                                          ------
                                                                          53

Notes

------
    54

Notes

                                                                          ------
                                                                          55

Notes

------
    56

[back cover]

CONTACT US

WWW.AMERICANCENTURY.COM

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1-800-345-8765

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1-800-345-2021 or 816-531-5575

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AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

American Century Investments                                     PRSRT STD
P.O. Box 419200                                              U.S. POSTAGE PAID
Kansas City, MO 64141-6200                                   AMERICAN CENTURY
                                                                 COMPANIES

0307                              American Century Investment Services, Inc.
SH-SAN-35029S                     (c)2003 American Century Services Corporation

[front cover]

May 31, 2003

American Century
Semiannual Report

[graphic of market line chart]
[graphic of starfish]
[graphic of two bridges]

Life Sciences
Technology

[american century logo and text logo (reg. sm)]

[inside front cover]

Our Message to You ........................................................    1

LIFE SCIENCES

TECHNOLOGY

FINANCIAL STATEMENTS

OTHER INFORMATION

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]
James E. Stowers III with James E. Stowers, Jr.

We are pleased to provide you with the semiannual report for Life Sciences and
Technology for the six months ended May 31, 2003.

The report includes comparative performance graphs and tables, portfolio commentary, tables that summarize portfolio investments, full listings of portfolio holdings, financial statements, and highlights. We hope you will find this information helpful in monitoring your investment.

Also, through our Web site, we provide quarterly commentaries on all American
Century portfolios, the views of our senior investment officers, and other information about investments, portfolio strategy, and the markets.

The next shareholder report will be the annual report for the year ended
November 30, 2003, which should be available in approximately six months.

As always, we appreciate your investment with American Century.

Sincerely,

/*/James E. Stowers, Jr.                 /*/James E. Stowers III

James E. Stowers, Jr.                    James E. Stowers III
Founder and Chairman                     Co-Chairman of the Board

--------------------------------------------------------------------------------
                                                                              1

Life Sciences - Performance

 TOTAL RETURNS AS OF MAY 31, 2003
                                                 --------------

                                                 AVERAGE ANNUAL
                                                    RETURNS
----------------------------------------------------------------------------
                                                     SINCE           INCEPTION
                                 1 YEAR            INCEPTION            DATE
-------------------------------------------------------------------------------
===============================================================================
 INVESTOR CLASS                 -18.63%             -8.17%            6/30/00
-------------------------------------------------------------------------------
===============================================================================
 S&P SUPERCOMPOSITE 1500
 HEALTH CARE INDEX               -5.16%             -5.25%              --
-------------------------------------------------------------------------------
===============================================================================
 S&P 500 INDEX                   -8.06%            -11.88%              --
-------------------------------------------------------------------------------
 Institutional Class            -18.34%             -9.66%            7/17/00
-------------------------------------------------------------------------------
 Advisor Class                  -18.71%            -12.72%           11/14/00
-------------------------------------------------------------------------------
 C Class                        -19.57%            -16.13%           11/29/01
-------------------------------------------------------------------------------

(continued)

--------------------------------------------------------------------------------
2

Life Sciences - Performance

GROWTH OF $10,000 OVER LIFE OF INVESTOR CLASS

$10,000 investment made June 30, 2000

ONE-YEAR RETURNS OVER LIFE OF INVESTOR CLASS

Periods ended May 31
-------------------------------------------------------------------------------
                                                2001*      2002       2003
-------------------------------------------------------------------------------
===============================================================================
 Investor Class                                 2.62%     -6.60%    -18.63%
-------------------------------------------------------------------------------
 S&P SuperComposite 1500 Health Care Index     -1.85%     -8.21%     -5.16%
-------------------------------------------------------------------------------
 S&P 500 Index                                -12.71%    -13.85%     -8.06%
-------------------------------------------------------------------------------

* From 6/30/00. Not annualized.

The charts on the performance pages give historical return data for the fund.
Returns for the indices are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not. Unless otherwise indicated, the charts are based on Investor Class shares; performance for other classes will vary due to differences in fee structures (see the Total Returns table on the previous page). Past performance does not guarantee future results.
None of these charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

--------------------------------------------------------------------------------
                                                                              3

Life Sciences - Performance Review

[photo of Arnold Douville and Christy Turner]

A performance review from Arnold Douville and Christy Turner, portfolio managers on the Life Sciences investment team.

Life Sciences climbed 7.34%* during the six months ended May 31, 2003, ahead of its benchmark, the S&P SuperComposite 1500 Health Care Index, which rose 4.06%.

The equity market advanced during the six months covered by this report, as evidenced by the performance of key market indices. The Russell 1000 Growth
Index, which measures the performance of larger, growth-oriented companies rose
3.85%, while the Russell 2000 Growth Index, which tracks the progress of smaller growth companies, gained 9.00%. The S&P 500 Index advanced 3.87%.

Life Sciences' investments in the medical products and supplies industry -- the fund's largest weighting at period's end -- contributed the most to performance during the six-months. Boston Scientific, which makes stents designed to treat heart disease, was a top contributor. Centerpulse, which produces medical implants, also delivered positive returns, as did Fisher Scientific
International, a laboratory supply company. Respironics, which makes respiratory devices, was another top contributor.

The fund's stake in the biotechnology industry accounted for a small portion of the portfolio, but was rewarding nonetheless. This group delivered the second-best contribution during the period as several holdings advanced. Amgen, the world's largest biotech company, was the second-best contributor during the six months. Bio-Technology General also added value.

Investments in the medical service providers industry delivered some of the best and some of the worst performance. Wellpoint Health Networks was the top-contributing stock for the period. Anthem and Unitedhealth Group, both health-benefits companies, also ranked high among contributors. By contrast,
LifePoint Hospitals was the top detractor for the six months. In addition, Triad
Hospital, HCA Inc., and Province Healthcare all delivered negative results.

===============================================================================
 TOP TEN HOLDINGS
===============================================================================
 AS OF MAY 31, 2003
-------------------------------------------------------------------------------
===============================================================================
                                        % OF FUND             % OF FUND
===============================================================================
                                       INVESTMENTS           INVESTMENTS
===============================================================================
                                          AS OF                 AS OF
===============================================================================
                                         5/31/03              11/30/02
-------------------------------------------------------------------------------
Pfizer, Inc.                              5.4%                  1.9%
-------------------------------------------------------------------------------
Amgen Inc.                                4.1%                    --
-------------------------------------------------------------------------------
Wellpoint Health
Networks Inc.                             4.1%                  4.3%
-------------------------------------------------------------------------------
UnitedHealth Group
Incorporated                              3.9%                  4.2%
-------------------------------------------------------------------------------
Fisher Scientific
International                             3.4%                  3.3%
-------------------------------------------------------------------------------
Wyeth                                     3.3%                  0.6%
-------------------------------------------------------------------------------
Boston Scientific Corp.                   3.3%                  5.5%
-------------------------------------------------------------------------------
Medtronic, Inc.                           3.0%                    --
-------------------------------------------------------------------------------
Johnson & Johnson                         2.9%                  1.5%
-------------------------------------------------------------------------------
Anthem, Inc.                              2.7%                  3.2%
-------------------------------------------------------------------------------

*All fund returns referenced in this review are for Investor Class shares.

                                                                     (continued)

--------------------------------------------------------------------------------
4

Life Sciences - Performance Review

Similarly, Life Sciences' exposure to the drug industry was sizeable and positive overall, though several holdings declined. Teva Pharmaceutical and
Wyeth were two that contributed. On the downside, Swiss drugmaker Roche Holding,
Abbott Laboratories, Pfizer, King Pharmaceuticals, Inc., and Johnson & Johnson
all detracted.

Despite market volatility and any uncertainty that may present itself in the months ahead, quality companies, those with fundamental strength, should persevere. In any market environment, we will continue to seek the best companies demonstrating earnings acceleration that we believe offer our investors the potential for reward over time.

===============================================================================
 TOP INDUSTRIES
===============================================================================
 AS OF MAY 31, 2003
-------------------------------------------------------------------------------
===============================================================================
                                       % OF FUND             % OF FUND
===============================================================================
                                      INVESTMENTS           INVESTMENTS
===============================================================================
                                         AS OF                 AS OF
===============================================================================
                                        5/31/03              11/30/02
-------------------------------------------------------------------------------
Medical Products
& Supplies                               31.9%                 21.9%
-------------------------------------------------------------------------------
Drugs                                    26.5%                 26.5%
-------------------------------------------------------------------------------
Medical Providers
& Services                               25.6%                 44.3%
-------------------------------------------------------------------------------

===============================================================================
 TYPES OF INVESTMENTS IN PORTFOLIO
-------------------------------------------------------------------------------
===============================================================================
                                         AS OF                 AS OF
===============================================================================
                                        5/31/03              11/30/02
-------------------------------------------------------------------------------
U.S. Stocks & Options                    85.1%                 82.0%
-------------------------------------------------------------------------------
Foreign Stocks                            7.7%                  9.8%
-------------------------------------------------------------------------------
Convertible Bonds                           --                  1.4%
-------------------------------------------------------------------------------
TOTAL EQUITY EXPOSURE                    92.8%                 93.2%
-------------------------------------------------------------------------------
Temporary Cash
Investments                               7.2%                  6.8%
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                                                              5

Life Sciences - Schedule of Investments

MAY 31, 2003 (UNAUDITED)

Shares                                                               Value
--------------------------------------------------------------------------------
================================================================================

 COMMON STOCKS - 92.7%

BIOTECHNOLOGY - 6.9%
--------------------------------------------------------------------------------
          100,000  Amgen Inc.(1)                                     $6,477,500
--------------------------------------------------------------------------------
          125,000  Bio-Technology General Corp.(1)                      593,750
--------------------------------------------------------------------------------
           24,000  Connetics Corporation(1)                             399,000
--------------------------------------------------------------------------------
           70,000  Guilford Pharmaceuticals Inc.(1)                     391,300
--------------------------------------------------------------------------------
           23,000  IDEC Pharmaceuticals Corp.(1)                        879,520
--------------------------------------------------------------------------------
           20,000  MGI Pharma Inc.(1)                                   402,300
--------------------------------------------------------------------------------
           44,000  SICOR Inc.(1)                                        932,580
--------------------------------------------------------------------------------
           39,000  United Therapeutics Corp.(1)                         779,805
--------------------------------------------------------------------------------
                                                                     10,855,755
--------------------------------------------------------------------------------

DRUGS - 26.5%
--------------------------------------------------------------------------------
           36,000  Barr Laboratories, Inc.(1)                         1,899,000
--------------------------------------------------------------------------------
           50,000  Bentley Pharmaceuticals, Inc.(1)                     519,000
--------------------------------------------------------------------------------
           41,500  Biovail Corporation(1)                             1,935,560
--------------------------------------------------------------------------------
           30,000  Forest Laboratories, Inc. Cl A(1)                  1,515,000
--------------------------------------------------------------------------------
           46,000  GlaxoSmithKline plc ADR                            1,840,460
--------------------------------------------------------------------------------
           84,000  Johnson & Johnson                                  4,565,400
--------------------------------------------------------------------------------
           75,000  Merck & Co., Inc.                                  4,168,500
--------------------------------------------------------------------------------
           82,000  Mylan Laboratories Inc.                            2,368,160
--------------------------------------------------------------------------------
           76,000  Novartis AG ORD                                    2,986,069
--------------------------------------------------------------------------------
          275,000  Pfizer, Inc.                                       8,530,500
--------------------------------------------------------------------------------
           30,000  Pharmaceutical Resources Inc.(1)                   1,231,200
--------------------------------------------------------------------------------
          278,430  Smith & Nephew plc ORD                             1,688,174
--------------------------------------------------------------------------------
           32,000  Teva Pharmaceutical
                   Industries Ltd. ADR                                1,621,760
--------------------------------------------------------------------------------
           42,000  Watson Pharmaceuticals, Inc.(1)                    1,554,840
--------------------------------------------------------------------------------
          120,000  Wyeth                                              5,262,000
--------------------------------------------------------------------------------
                                                                     41,685,623
--------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT - 1.5%
--------------------------------------------------------------------------------
           71,000  Varian Inc.(1)                                     2,283,715
--------------------------------------------------------------------------------

INFORMATION SERVICES - 0.3%
--------------------------------------------------------------------------------
           50,000  WebMD Corporation(1)                                 495,250
--------------------------------------------------------------------------------

MEDICAL PRODUCTS & SUPPLIES - 31.9%
--------------------------------------------------------------------------------
           20,000  Alcon, Inc.                                          850,000
--------------------------------------------------------------------------------
           20,400  American Medical
                   Systems Holdings, Inc.(1)                            325,176
--------------------------------------------------------------------------------
           35,400  Bard (C.R.), Inc.                                  2,483,310
--------------------------------------------------------------------------------
           41,000  Bausch & Lomb Inc. Cl A                            1,555,130
--------------------------------------------------------------------------------
           68,000  Baxter International, Inc.                         1,723,120
--------------------------------------------------------------------------------
           41,000  Beckman Coulter Inc.                               1,666,650
--------------------------------------------------------------------------------

Shares                                                               Value
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
           73,600  Becton Dickinson & Co.                            $2,944,000
--------------------------------------------------------------------------------
          100,000  Boston Scientific Corp.(1)(2)                      5,210,000
--------------------------------------------------------------------------------
            7,200  Centerpulse AG ORD(1)                              1,981,067
--------------------------------------------------------------------------------
           17,000  Conceptus Inc.(1)                                    244,970
--------------------------------------------------------------------------------
           94,000  Conmed Corp.(1)                                    1,841,930
--------------------------------------------------------------------------------
           63,700  CryoLife, Inc.(1)                                    577,122
--------------------------------------------------------------------------------
           43,000  Dentsply International Inc.                        1,609,060
--------------------------------------------------------------------------------
           78,000  Edwards Lifesciences
                   Corporation(1)                                     2,364,960
--------------------------------------------------------------------------------
          170,000  Fisher Scientific International(1)                 5,387,301
--------------------------------------------------------------------------------
           51,000  Henry Schein, Inc.(1)                              2,506,140
--------------------------------------------------------------------------------
           30,900  Inamed Corp.(1)                                    1,589,805
--------------------------------------------------------------------------------
           25,000  Invitrogen Corp.(1)                                  976,625
--------------------------------------------------------------------------------
           96,006  Medtronic, Inc.                                    4,678,372
--------------------------------------------------------------------------------
           65,000  Respironics Inc.(1)                                2,395,900
--------------------------------------------------------------------------------
           72,000  Steris Corp.(1)                                    1,623,600
--------------------------------------------------------------------------------
           37,900  Therasense Inc.(1)                                   377,863
--------------------------------------------------------------------------------
           60,000  Thermo Electron Corp.(1)                           1,266,000
--------------------------------------------------------------------------------
           16,500  Varian Medical Systems, Inc.(1)                      919,875
--------------------------------------------------------------------------------
           53,000  Waters Corp.(1)                                    1,503,080
--------------------------------------------------------------------------------
           48,000  Zoll Medical Corp.(1)                              1,594,800
--------------------------------------------------------------------------------
                                                                     50,195,856
--------------------------------------------------------------------------------

MEDICAL PROVIDERS & SERVICES - 25.6%
-------------------------------------------------------------------------------
           13,500  AETNA Inc.                                           775,170
--------------------------------------------------------------------------------
           55,000  AmerisourceBergen Corp.                            3,447,950
--------------------------------------------------------------------------------
           57,000  Anthem, Inc.(1)                                    4,180,950
--------------------------------------------------------------------------------
          100,000  HCA Inc.                                           3,300,000
--------------------------------------------------------------------------------
          165,000  Health Management
                   Associates, Inc. Cl A                              3,077,250
--------------------------------------------------------------------------------
           55,000  Laboratory Corporation
                   of America Holdings(1)                             1,768,250
--------------------------------------------------------------------------------
           27,817  LifePoint Hospitals Inc.(1)                          593,754
--------------------------------------------------------------------------------
           60,000  Lincare Holdings Inc.(1)                           1,847,400
--------------------------------------------------------------------------------
          110,000  McKesson Corp.                                     3,335,200
--------------------------------------------------------------------------------
           95,000  Omnicare, Inc.                                     2,579,250
--------------------------------------------------------------------------------
           25,000  Quest Diagnostics Inc.(1)                          1,584,000
--------------------------------------------------------------------------------
           64,000  UnitedHealth Group Incorporated                    6,140,160
--------------------------------------------------------------------------------
           49,883  WellChoice Inc.(1)                                 1,258,049
--------------------------------------------------------------------------------
           75,000  Wellpoint Health Networks Inc.(1)                  6,400,500
--------------------------------------------------------------------------------
                                                                     40,287,883
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost $132,806,070)                                                 145,804,082
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

--------------------------------------------------------------------------------
6

Life Sciences - Schedule of Investments

MAY 31, 2003 (UNAUDITED)

                                                                     Value
--------------------------------------------------------------------------------
================================================================================
 PURCHASED PUT OPTIONS - 0.1%

CONTRACTS
--------------------------------------------------------------------------------

              500  Boston Scientific Corp., strike
                   at $47.50, expires 6/21/03
                   (Cost $129,000)                          $            97,500
--------------------------------------------------------------------------------
================================================================================
 TEMPORARY CASH INVESTMENTS - 7.2%

Repurchase Agreement, Morgan Stanley  Group, Inc., (U.S. Treasury obligations), in a  joint trading account at 1.20%, dated 5/30/03,
due 6/2/03 (Delivery value $3,800,380)                                3,800,000
--------------------------------------------------------------------------------

Repurchase Agreement, Bank of America  Securities, LLC, (U.S. Treasury
obligations), in a  joint trading account at 1.20%, dated 5/30/2003,
due 6/2/2003 (Delivery value $7,600,760)                              7,600,000
--------------------------------------------------------------------------------

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $11,400,000)                                                   11,400,000
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES - 100.0%
(Cost $144,335,070)                                                $157,301,582
================================================================================

                                                                    Value
-------------------------------------------------------------------------------
===============================================================================
 COLLATERAL RECEIVED FOR
===============================================================================

 SECURITIES LENDING(3)

Repurchase Agreement, BNP Paribas Securities  Corp., (U.S. Government Agency
obligations),  1.37%, dated 5/30/02, due 6/2/03
(Delivery value $10,100,699)
(Cost $10,099,546)                                          $       10,099,546
===============================================================================

 FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS*
  Contracts to Sell    Settlement Date         Value      Unrealized Gain (Loss)
--------------------------------------------------------------------------------
     3,210,800 CHF          6/30/03          $2,473,156          $35,556
--------------------------------------------------------------------------------
     1,093,394 GBP          6/30/03           1,788,679          (5,616)
--------------------------------------------------------------------------------
                                             $4,261,835          $29,940
                                         =======================================

(Value on Settlement Date $4,291,775)

*FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS are designed to protect the fund's foreign investments against declines in foreign currencies (also known as hedging). The contracts are called "forward" because they allow the fund to exchange a foreign currency for U.S. dollars on a specific date in the future --
and at a prearranged exchange rate.
================================================================================

 NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt
CHF = Swiss Franc
GBP = British Pound
ORD = Foreign Ordinary Share

(1) Non-income producing.

(2) Security, or a portion thereof, is being held in connection with an open put option.

(3) Investments represent purchases made by the lending agent with cash collateral received through
    securities lending transactions.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                                              7

Technology - Performance

 TOTAL RETURNS AS OF MAY 31, 2003
                                            --------------
                                            AVERAGE ANNUAL
                                               RETURNS
--------------------------------------------------------------------------------
                                                SINCE               INCEPTION
                             1 YEAR           INCEPTION               DATE
--------------------------------------------------------------------------------
================================================================================
 INVESTOR CLASS              -10.64%           -33.41%               6/30/00
--------------------------------------------------------------------------------
================================================================================
 S&P SUPERCOMPOSITE 1500
 TECHNOLOGY INDEX             -7.11%           -30.74%                 --
--------------------------------------------------------------------------------
================================================================================
 S&P 500 INDEX                -8.06%           -11.88%                 --
--------------------------------------------------------------------------------
 Institutional Class         -10.00%           -35.93%               7/14/00
--------------------------------------------------------------------------------
 Advisor Class               -10.53%           -33.65%               6/30/00
--------------------------------------------------------------------------------

                                                                    (continued)

--------------------------------------------------------------------------------
8

Technology - Performance

GROWTH OF $10,000 OVER LIFE OF INVESTOR CLASS

$10,000 investment made June 30, 2000

ONE-YEAR RETURNS OVER LIFE OF INVESTOR CLASS

Periods ended May 31
--------------------------------------------------------------------------------
                                               2001*       2002       2003
--------------------------------------------------------------------------------
================================================================================
 Investor Class                               -50.80%    -30.49%    -10.64%
--------------------------------------------------------------------------------
 S&P SuperComposite 1500 Technology Index     -49.39%    -27.13%     -7.11%
--------------------------------------------------------------------------------
 S&P 500 Index                                -12.71%    -13.85%     -8.06%
--------------------------------------------------------------------------------

* From 6/30/00. Not annualized.

The charts on the performance pages give historical return data for the fund.
Returns for the indices are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not. Unless otherwise indicated, the charts are based on Investor Class shares; performance for other classes will vary due to differences in fee structures (see the Total Returns table on the previous page). Past performance does not guarantee future results.
None of these charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

--------------------------------------------------------------------------------
                                                                              9

Technology - Performance Review

A performance review from Jeff Schuller, Chris

Boyd and Tom Telford, portfolio managers on the Technology investment team.

Technology advanced 6.11%* during the six-month period ended May 31, 2003. Its benchmark, the S&P SuperComposite 1500 Technology Index, gained only 0.92%, while the science and technology funds tracked by Lipper Inc. rose an average of
6.26%. The fund's results were earned primarily by the team of Chris Boyd, Tom
Telford, and Jeff Schuller. Jeff was promoted to portfolio manager in February after serving as an analyst on the fund since January 2002. Chris left the firm in June to pursue another opportunity.

Technology shares rebounded during the six months covered by this report. Much of the progress was made in the spring. This was evident in the performance of two widely used barometers of the technology sector. From November 29 through
February 13, the Morgan Stanley Technology Index declined 20.37% and the Merrill
Lynch 100 Technology Index fell 19.29%. From their period low points on February
13 through May 31, the indices rose 34.72% and 37.77%, respectively. Looking at the portfolio, Technology declined 17.36% from the beginning of the period through February 13, but then rebounded 28.40% to the end of May.

Internet stocks were leaders in the tech rally, driving the Goldman Sachs
Technology Industry (GSTI) Internet Index to a 69.00% gain from its February 13 low. Technology's Internet holdings also rose, and Yahoo! and eBay were contributors to portfolio performance.

Semiconductor stocks also surged, as seen in the Philadelphia Semiconductor
Index's 46.61% gain from its February 7 low. The portfolio benefited from this resurgence. A leading contributor was Globespan Virata, a provider of integrated circuits, software, and system designs for broadband communication applications such as digital subscriber lines (DSL). Vitesse Semiconductor was another standout. The company manufactures high-performance integrated circuits, primarily for the communications and storage industries. Not all chip stocks rose, however. For example, Technology's position in Microchip Technology, a manufacturer of micro-controllers, held back returns in the period.

===============================================================================
 TOP TEN HOLDINGS
===============================================================================
 AS OF MAY 31, 2003
-------------------------------------------------------------------------------
===============================================================================
                                        % OF FUND             % OF FUND
===============================================================================
                                       INVESTMENTS           INVESTMENTS
===============================================================================
                                          AS OF                 AS OF
===============================================================================
                                         5/31/03              11/30/02
-------------------------------------------------------------------------------
Software HOLDRS Trust                     3.5%                  1.5%
-------------------------------------------------------------------------------
Amdocs Ltd.                               3.4%                    --
-------------------------------------------------------------------------------
Microsoft Corporation                     2.4%                  6.1%
-------------------------------------------------------------------------------
UTStarcom Inc.                            2.1%                    --
-------------------------------------------------------------------------------
Dell Computer Corp.                       2.1%                  2.9%
-------------------------------------------------------------------------------
Texas Instruments Inc.                    2.0%                  1.5%
-------------------------------------------------------------------------------
Accenture Ltd. Cl A                       2.0%                    --
-------------------------------------------------------------------------------
Raytheon Company                          1.9%                    --
-------------------------------------------------------------------------------
International Business
Machines Corp.                            1.9%                  2.5%
-------------------------------------------------------------------------------
Oracle Corp.                              1.8%                  1.1%
-------------------------------------------------------------------------------

*All fund returns referenced in this review are for Investor Class shares.

                                                                     (continued)

--------------------------------------------------------------------------------
10

Technology - Performance Review

The software industry benefited from the rally, reflected in the 27.73% return of the GSTI Software Index from its low on March 11. Technology's software stake served the portfolio well. Business-services software seller Amdocs was a top performer in the portfolio. However, Microsoft posted disappointing results for the period.

Elsewhere in the tech sector, several positions in the aerospace and defense and the electrical equipment industries detracted from performance. The  portfolio's investment in high-tech defense contractor L-3 Communications declined.
Electronics manufacturing service provider Celestica also fell. Both stocks were sold.

While the near-term outlook for technology stocks remains challenging,
Technology's management team continues to focus on owning companies in the technology realm with improving business fundamentals. The management team believes information technology is a critical component of capital expenditures and should rise as  corporate profits improve.

===============================================================================
 TOP FIVE INDUSTRIES
===============================================================================
 AS OF MAY 31, 2003

-------------------------------------------------------------------------------
===============================================================================
                                       % OF FUND             % OF FUND
===============================================================================
                                      INVESTMENTS           INVESTMENTS
===============================================================================
                                         AS OF                 AS OF
===============================================================================
                                        5/31/03              11/30/02
-------------------------------------------------------------------------------
Semiconductor                            26.2%                 24.1%
-------------------------------------------------------------------------------
Computer Software                        26.0%                 21.3%
-------------------------------------------------------------------------------
Information Services                     11.8%                  7.4%
-------------------------------------------------------------------------------
Computer Hardware
& Business Machines                      10.9%                 20.9%
-------------------------------------------------------------------------------
Electrical Equipment                     10.1%                  9.6%
-------------------------------------------------------------------------------

===============================================================================
 TYPES OF INVESTMENTS IN PORTFOLIO
-------------------------------------------------------------------------------
===============================================================================
                                         AS OF                 AS OF
===============================================================================
                                        5/31/03              11/30/02
-------------------------------------------------------------------------------
U.S. Common Stocks                       84.9%                 92.2%
-------------------------------------------------------------------------------
Foreign Stocks                           12.0%                  6.7%
-------------------------------------------------------------------------------
TOTAL EQUITY EXPOSURE                    96.9%                 98.9%
-------------------------------------------------------------------------------
Temporary Cash
Investments                               3.1%                  1.1%
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                                                             11

Technology - Schedule of Investments

MAY 31, 2003 (UNAUDITED)

Shares                                                               Value
--------------------------------------------------------------------------------
================================================================================

 COMMON STOCKS - 96.9%

COMPUTER HARDWARE & BUSINESS MACHINES - 10.9%
--------------------------------------------------------------------------------
           51,900  Avocent Corp.(1)                                 $1,532,348
--------------------------------------------------------------------------------
          155,900  Cisco Systems Inc.(1)                             2,537,272
--------------------------------------------------------------------------------
          199,400  Cray, Inc.(1)                                     1,604,173
--------------------------------------------------------------------------------
          100,700  Dell Computer Corp.(1)                            3,153,420
--------------------------------------------------------------------------------
           39,500  Electronics for Imaging, Inc.(1)                    784,668
--------------------------------------------------------------------------------
           71,700  EMC Corporation(1)                                  775,794
--------------------------------------------------------------------------------
          108,300  Foundry Networks, Inc.(1)                         1,660,781
--------------------------------------------------------------------------------
           32,200  NetScreen Technologies Inc.(1)                      720,958
--------------------------------------------------------------------------------
           15,500  Qlogic Corp.(1)                                     775,853
--------------------------------------------------------------------------------
          107,500  Research In Motion Ltd.(1)                        2,041,962
--------------------------------------------------------------------------------
           16,500  Zebra Technologies Corp. Cl A(1)                  1,202,850
--------------------------------------------------------------------------------
                                                                    16,790,079
--------------------------------------------------------------------------------

COMPUTER SOFTWARE - 26.0%
--------------------------------------------------------------------------------
          264,400  Amdocs Ltd.(1)                                    5,158,443
--------------------------------------------------------------------------------
           69,000  BEA Systems, Inc.(1)                                748,995
--------------------------------------------------------------------------------
          156,300  Borland Software Corp.(1)                         1,581,756
--------------------------------------------------------------------------------
           73,200  Citrix Systems, Inc.(1)                           1,596,492
--------------------------------------------------------------------------------
           63,200  Cognos, Inc.(1)                                   1,733,260
--------------------------------------------------------------------------------
           77,900  Documentum Inc.(1)                                1,651,091
--------------------------------------------------------------------------------
           85,400  Eclipsys Corporation(1)                             979,965
--------------------------------------------------------------------------------
           45,300  FileNet Corp.(1)                                    756,284
--------------------------------------------------------------------------------
           47,700  Hyperion Solutions Corp.(1)                       1,501,119
--------------------------------------------------------------------------------
           34,400  Intuit Inc.(1)                                    1,586,012
--------------------------------------------------------------------------------
           46,500  Kronos Inc.(1)                                    2,273,618
--------------------------------------------------------------------------------
          104,600  Legato Systems, Inc.(1)                             794,437
--------------------------------------------------------------------------------
           47,600  Mercury Interactive Corp.(1)                      1,869,728
--------------------------------------------------------------------------------
          148,700  Microsoft Corporation                             3,658,764
--------------------------------------------------------------------------------
          217,200  Oracle Corp.(1)                                   2,825,772
--------------------------------------------------------------------------------
           46,800  Reynolds & Reynolds Co. Cl A                      1,385,280
--------------------------------------------------------------------------------
           78,700  Serena Software, Inc.(1)                          1,555,899
--------------------------------------------------------------------------------
          172,700  Software HOLDRs Trust                             5,441,776
--------------------------------------------------------------------------------
           12,400  Synopsys, Inc.(1)                                   759,562
--------------------------------------------------------------------------------
           71,000  Veritas Software Corp.(1)                         1,968,120
--------------------------------------------------------------------------------
                                                                    39,826,373
--------------------------------------------------------------------------------

CONSUMER DURABLES - 1.5%
--------------------------------------------------------------------------------
           30,900  Harman International
                   Industries Inc.                                   2,292,780
--------------------------------------------------------------------------------

DEFENSE/AEROSPACE - 1.9%
--------------------------------------------------------------------------------
           93,200  Raytheon Company                                  2,986,128
--------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT - 10.1%
--------------------------------------------------------------------------------
          112,700  Aeroflex Inc.(1)                                    880,751
--------------------------------------------------------------------------------
           51,894  Comverse Technology, Inc.(1)                        792,162
--------------------------------------------------------------------------------
          228,800  Flextronics International Ltd.(1)                 2,406,976
--------------------------------------------------------------------------------
           23,300  Garmin Ltd.(1)                                    1,124,109
--------------------------------------------------------------------------------
          106,500  Jabil Circuit, Inc.(1)                            2,235,435
--------------------------------------------------------------------------------

Shares                                                               Value
--------------------------------------------------------------------------------
          149,400  Nokia Corp. Cl A ADR                             $2,695,175
--------------------------------------------------------------------------------
          378,000  Sanmina-SCI Corp.(1)                              2,164,050
--------------------------------------------------------------------------------
          107,300  UTStarcom Inc.(1)                                 3,183,054
--------------------------------------------------------------------------------
                                                                    15,481,712
--------------------------------------------------------------------------------

INFORMATION SERVICES - 11.8%
-------------------------------------------------------------------------------
          172,000  Accenture Ltd. Cl A(1)                            3,013,440
--------------------------------------------------------------------------------
           44,900  Affiliated Computer
                   Services Inc.(1)                                  2,080,666
--------------------------------------------------------------------------------
          198,400  BearingPoint, Inc.(1)                             1,882,816
--------------------------------------------------------------------------------
           28,200  Computer Sciences Corp.(1)                        1,119,540
--------------------------------------------------------------------------------
           45,299  Corporate Executive
                   Board Co. (The)(1)                                1,911,391
--------------------------------------------------------------------------------
           33,400  International Business
                   Machines Corp.                                    2,940,536
--------------------------------------------------------------------------------
           65,800  iPayment Inc.(1)                                  1,518,335
--------------------------------------------------------------------------------
           72,800  Paychex, Inc.                                     2,222,948
--------------------------------------------------------------------------------
           85,400  Tetra Tech, Inc.(1)                               1,449,238
--------------------------------------------------------------------------------
                                                                    18,138,910
--------------------------------------------------------------------------------

INTERNET - 3.9%
-------------------------------------------------------------------------------
           14,700  eBay Inc.(1)                                      1,496,313
--------------------------------------------------------------------------------
          102,300  Macromedia, Inc.(1)                               2,064,413
--------------------------------------------------------------------------------
          106,700  RSA Security Inc.(1)                              1,196,641
--------------------------------------------------------------------------------
           39,700  Yahoo! Inc.(1)                                    1,184,450
--------------------------------------------------------------------------------
                                                                     5,941,817
--------------------------------------------------------------------------------

MEDIA - 3.5%
-------------------------------------------------------------------------------
           17,400  Clear Channel
                   Communications, Inc.(1)                             708,180
-------------------------------------------------------------------------------
           57,900  Cox Communications, Inc. Cl A(1)                  1,793,742
--------------------------------------------------------------------------------
           65,300  EchoStar Communications
                   Corp. Cl A(1)                                     2,193,101
--------------------------------------------------------------------------------
           20,400  Westwood One, Inc.(1)                               690,744
--------------------------------------------------------------------------------
                                                                     5,385,767
--------------------------------------------------------------------------------

SEMICONDUCTOR - 26.2%
-------------------------------------------------------------------------------
           43,300  Altera Corp.(1)                                     839,154
--------------------------------------------------------------------------------
           31,600  Analog Devices, Inc.(1)                           1,218,180
--------------------------------------------------------------------------------
          153,800  Applied Micro Circuits Corp.(1)                     772,845
--------------------------------------------------------------------------------
           52,200  Artisan Components Inc.(1)                        1,138,743
--------------------------------------------------------------------------------
           51,300  ASM International N.V. ADR(1)                       793,355
--------------------------------------------------------------------------------
          121,300  ASML Holding N.V.
                   New York Shares(1)                                1,221,491
--------------------------------------------------------------------------------
          139,300  ATI Technologies Inc.(1)                          1,163,852
--------------------------------------------------------------------------------
           93,800  Broadcom Corp.(1)                                 2,298,100
--------------------------------------------------------------------------------
           39,000  DuPont Photomasks, Inc.(1)                          817,830
--------------------------------------------------------------------------------
          320,700  GlobespanVirata Inc.(1)                           2,653,792
--------------------------------------------------------------------------------
           59,500  Integrated Circuit Systems, Inc.(1)               1,550,570
--------------------------------------------------------------------------------
          105,100  Intel Corporation                                 2,191,335
--------------------------------------------------------------------------------
           39,700  Interdigital Communications
                   Corp.(1)                                          1,021,084
--------------------------------------------------------------------------------
          103,200  International Rectifier Corp.(1)                  2,701,775
--------------------------------------------------------------------------------
           23,600  KLA-Tencor Corp.(1)                               1,091,618
--------------------------------------------------------------------------------
           64,700  Lam Research Corp.(1)                             1,155,866
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

--------------------------------------------------------------------------------
12

Technology - Schedule of Investments

MAY 31, 2003 (UNAUDITED)

Shares                                                               Value
--------------------------------------------------------------------------------
           21,700  Linear Technology Corp.                            $789,012
--------------------------------------------------------------------------------
           36,700  Novellus Systems, Inc.(1)                         1,272,206
--------------------------------------------------------------------------------
           46,300  OmniVision Technologies, Inc.(1)                  1,663,328
--------------------------------------------------------------------------------
           48,200  Photronics Inc.(1)                                  813,134
--------------------------------------------------------------------------------
           61,000  Power Integrations, Inc.(1)                       1,622,295
--------------------------------------------------------------------------------
          193,400  Skyworks Solutions, Inc.(1)                       1,443,731
--------------------------------------------------------------------------------
          228,907  Taiwan Semiconductor
                   Manufacturing Co. Ltd. ADR(1)                     2,321,116
--------------------------------------------------------------------------------
          150,100  Texas Instruments Inc.                            3,077,049
--------------------------------------------------------------------------------
           59,800  Veeco Instruments Inc.(1)                         1,152,645
--------------------------------------------------------------------------------
          312,100  Vitesse Semiconductor Corp.(1)                    1,565,182
--------------------------------------------------------------------------------
           36,000  Xilinx, Inc.(1)                                   1,075,140
--------------------------------------------------------------------------------
           36,100  Zoran Corporation(1)                                739,870
--------------------------------------------------------------------------------
                                                                    40,164,298
--------------------------------------------------------------------------------

TELEPHONE - 1.1%
--------------------------------------------------------------------------------
           46,300  Verizon Communications                            1,752,455
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost $120,215,373)                                                148,760,319
--------------------------------------------------------------------------------

                                                                 Value
--------------------------------------------------------------------------------
================================================================================

TEMPORARY CASH INVESTMENTS - 3.1%

Repurchase Agreement, Morgan Stanley  Group, Inc.,
(U.S. Treasury obligations),
in a  joint trading account at 1.20%, dated 5/30/03,
due 6/2/03 (Delivery value $4,700,470)
(Cost $4,700,000)                                           $        4,700,000
-------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES - 100.0%
(Cost $124,915,373)                                               $153,460,319
===============================================================================
===============================================================================

 COLLATERAL RECEIVED FOR
 SECURITIES LENDING(2)
===============================================================================
Repurchase Agreement, BNP Paribas
Securities Corp., (U.S. Government
Agency obligations), 1.37%,
dated 5/30/03, due 6/2/03
(Delivery value $30,807,860)
(Cost $30,804,343)                                                 $30,804,343
===============================================================================

 NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt
HOLDRs = Holding Company Depositary Receipts

(1) Non-income producing.

(2) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                                             13

Statement of Assets and Liabilities

MAY 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

                                                     LIFE
                                                   SCIENCES         TECHNOLOGY
================================================================================

ASSETS
---------------------------------------------------------
Investment securities, at value
(cost of $144,335,070 and $124,915,373,
respectively) -- including securities
on loan valued at $10,146,361 and
$30,297,867, respectively
                                                 $157,301,582      $153,460,319
---------------------------------------------------------
Cash                                                       --           367,879
---------------------------------------------------------
Collateral received on securities loaned,
at value (cost of $10,099,546
and $30,804,343, respectively)                     10,099,546        30,804,343
---------------------------------------------------------
Receivable for investments sold                            --         8,320,747
---------------------------------------------------------
Receivable for forward foreign currency contracts      35,556                --
---------------------------------------------------------
Receivable for capital shares sold                      1,300            59,280
---------------------------------------------------------
Dividends and interest receivable                     119,877            16,827
--------------------------------------------------------------------------------
                                                   167,557,861      193,029,395
--------------------------------------------------------------------------------
================================================================================
LIABILITIES
---------------------------------------------------------
Disbursements in excess of demand deposit cash         425,824              --
---------------------------------------------------------
Payable for collateral received on securities
loaned, at value                                    10,099,546       30,804,343
---------------------------------------------------------
Payable for investments purchased                    3,256,189        8,575,727
---------------------------------------------------------
Payable for forward foreign currency contracts           5,616               --
---------------------------------------------------------
Accrued management fees                                190,504          179,626
---------------------------------------------------------
Distribution fees payable                                   13                8
---------------------------------------------------------
Service fees payable                                         9                8
--------------------------------------------------------------------------------
                                                    13,977,701       39,559,712
--------------------------------------------------------------------------------

NET ASSETS                                        $153,580,160     $153,469,683
================================================================================
================================================================================
NET ASSETS CONSIST OF:
---------------------------------------------------------
Capital (par value and paid-in surplus)           $216,719,674     $405,466,150
---------------------------------------------------------
Accumulated net investment loss                       (677,551)        (712,455)
---------------------------------------------------------
Accumulated net realized loss on investment
and foreign currency transactions                  (75,264,638)    (279,828,958)
---------------------------------------------------------
Net unrealized appreciation on investments
and translation of assets
and liabilities in foreign currencies                12,802,675      28,544,946
--------------------------------------------------------------------------------
                                                   $153,580,160    $153,469,683
================================================================================

INVESTOR CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                         $148,926,080    $143,598,482
---------------------------------------------------------
Shares outstanding                                   39,145,381       9,399,395
---------------------------------------------------------
Net asset value per share                                 $3.80          $15.28
--------------------------------------------------------------------------------

INSTITUTIONAL CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                           $4,610,367      $9,829,581
---------------------------------------------------------
Shares outstanding                                    1,203,799         638,740
---------------------------------------------------------
Net asset value per share                                 $3.83          $15.39
--------------------------------------------------------------------------------

ADVISOR CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                              $34,860         $41,620
---------------------------------------------------------
Shares outstanding                                        9,232           2,752
---------------------------------------------------------
Net asset value per share                                 $3.78          $15.12
--------------------------------------------------------------------------------

C CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                               $8,853              --
---------------------------------------------------------
Shares outstanding                                        2,367              --
---------------------------------------------------------
Net asset value per share                                 $3.74              --
--------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
14

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
                                                     LIFE
                                                   SCIENCES         TECHNOLOGY
================================================================================
INVESTMENT LOSS

INCOME:
---------------------------------------------------------
Dividends (net of foreign taxes withheld
of $13,171 and $3,712, respectively)            $    341,967       $    150,861
---------------------------------------------------------
Interest                                              58,221             31,474
---------------------------------------------------------
Securities lending                                     4,841             36,416
--------------------------------------------------------------------------------
                                                     405,029             218,751
--------------------------------------------------------------------------------

EXPENSES:
---------------------------------------------------------
Management fees                                    1,080,084            929,198
---------------------------------------------------------
Distribution fees:
---------------------------------------------------------
  Advisor Class                                           36                 47
--------------------------------------------------------------------------------
  C Class                                                 24                 --
--------------------------------------------------------------------------------
Service fees:
--------------------------------------------------------------------------------
  Advisor Class                                           36                 47
--------------------------------------------------------------------------------
  C Class                                                  8                 --
--------------------------------------------------------------------------------
Directors' fees and expenses                             926                 780
--------------------------------------------------------------------------------
Other expenses                                         1,174               1,134
--------------------------------------------------------------------------------
                                                   1,082,288             931,206
--------------------------------------------------------------------------------

NET INVESTMENT LOSS                                 (677,259)           (712,455)
--------------------------------------------------------------------------------
================================================================================
REALIZED AND UNREALIZED GAIN (LOSS)

NET REALIZED LOSS ON:
---------------------------------------------------------
Investment transactions                           (7,500,784)         (1,783,285)
---------------------------------------------------------
Foreign currency transactions                       (452,009)                 --
--------------------------------------------------------------------------------
                                                  (7,952,793)         (1,783,285)
--------------------------------------------------------------------------------

CHANGE IN NET UNREALIZED APPRECIATION ON:
---------------------------------------------------------
Investments                                       19,542,414          11,379,668
---------------------------------------------------------
Translation of assets and liabilities
in foreign currencies                               (163,540)                 --
--------------------------------------------------------------------------------
                                                  19,378,874          11,379,668
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                  11,426,081           9,596,383
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                  $10,748,822          $8,883,928
================================================================================

See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                                             15

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2003 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2002
-------------------------------------------------------------------------------------------------------

                                           LIFE SCIENCES                           TECHNOLOGY
-------------------------------------------------------------------------------------------------------

INCREASE (DECREASE)
IN NET ASSETS                         2003                2002               2003               2002
=======================================================================================================
OPERATIONS
------------------------------
Net investment loss            $    (677,259)     $  (1,734,779)      $    (712,455)     $  (1,806,788)
------------------------------
Net realized loss                 (7,952,793)       (33,228,910)         (1,783,285)       (51,689,977)
------------------------------
Change in net unrealized
appreciation (depreciation)       19,378,874        (25,294,869)         11,379,668         (6,224,919)
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in
net assets resulting
from operations                   10,748,822        (60,258,558)          8,883,928        (59,721,684)
-------------------------------------------------------------------------------------------------------
=======================================================================================================
CAPITAL SHARE TRANSACTIONS

Net increase (decrease)
in net assets from
capital share transactions        (6,889,554)       (21,725,721)          8,320,549          12,910,500
-------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE)
IN NET ASSETS                      3,859,268        (81,984,279)         17,204,477        (46,811,184)
=======================================================================================================
NET ASSETS

Beginning of period              149,720,892        231,705,171         136,265,206         183,076,390
-------------------------------------------------------------------------------------------------------
End of period                   $153,580,160       $149,720,892        $153,469,683        $136,265,206
=======================================================================================================

Accumulated net
investment loss                    $(677,551)                --           $(712,455)                 --
=======================================================================================================

See Notes to Financial Statements.

--------------------------------------------------------------------------------
16

Notes to Financial Statements

MAY 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. Life Sciences Fund (Life) and Technology
Fund (Technology) (collectively, the funds) are two funds in a series issued by the corporation. The funds are non-diversified under the 1940 Act. The funds'
investment objectives are to seek long-term capital growth. The funds pursue their objectives by investing primarily in equity securities. Life generally invests in companies that engage in the business of providing products and services that help promote personal health and wellness. Technology invests in companies with business operations in the technology and
telecommunications-related sectors. The following is a summary of the funds'
significant accounting policies.

MULTIPLE CLASS -- The funds are authorized to issue the Investor Class, the
Institutional Class, the Advisor Class, and the C Class. The C Class may be
subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and shareholder servicing and distribution expenses and arrangements. All shares of each fund represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets. Sale of the C Class for Technology had not commenced as of May 31, 2003.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes are valued through a commercial pricing service. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the
Board of Directors.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

FUTURES AND OPTIONS CONTRACTS  -- The funds may enter into futures contracts and purchase put options in order to manage the funds' exposure to changes in market conditions. One of the risks of entering into futures contracts and options is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Options purchased by the funds are accounted for in the same manner as marketable portfolio securities.
The proceeds from securities sold through the exercise of put options are decreased by the premium paid to purchase the put options. Upon entering into a futures contract, the funds are required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin).
Subsequent payments (variation margin) are made or received daily, in cash, by the funds. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The funds recognize a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. For assets and liabilities, other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation
(depre-

                                                                    (continued)

--------------------------------------------------------------------------------
                                                                             17

Notes to Financial Statements

MAY 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

ciation) on investments, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The funds record the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The funds may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency or to hedge the funds' exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the funds and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The funds bear the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract.
Additionally, losses may arise if the counterparties do not perform under the contract terms.

REPURCHASE AGREEMENTS -- The funds may enter into repurchase agreements with institutions that the funds' investment manager, American Century Investment
Management, Inc. (ACIM), has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. Each fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable each fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to each fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, each fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is the funds' policy to distribute all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code.
Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are generally declared and paid annually. Distributions from net realized gains, if any, are generally declared and paid twice per year.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

--------------------------------------------------------------------------------
2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee per class.
The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly in arrears based on each class's pro rata share of the funds' average daily closing net assets during the previous month. The annual management fee schedule for each class of the funds is as follows:

                           INVESTOR    INSTITUTIONAL      ADVISOR         C
                            CLASS          CLASS           CLASS        CLASS
------------------------------------------------------------------------------
==============================================================================
FUND AVERAGE NET ASSETS
----------------------------------------------
First $1 billion            1.50%          1.30%           1.25%        1.50%
------------------------------------------------------------------------------
Over $1 billion             1.30%          1.10%           1.05%        1.30%
------------------------------------------------------------------------------

The effective annual management fee for the six months ended May 31, 2003 for the funds was 1.50%, 1.30%, and 1.25% for the Investor, Institutional
and Advisor Classes, respectively. The effective annual management fee for
Life's C Class was 1.50%.

                                                                    (continued)

--------------------------------------------------------------------------------
18

Notes to Financial Statements

MAY 31, 2003 (UNAUDITED)

 2. FEES AND TRANSACTIONS WITH RELATED PARTIES (CONTINUED)

DISTRIBUTION AND SERVICE FEES -- The Board of Directors has adopted a Master
Distribution and Shareholder Services Plan for the Advisor Class and a Master
Distribution and Individual Shareholder Services Plan for the C Class
(collectively, the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the Advisor Class and C Class will pay American Century Investment
Services, Inc. (ACIS) the following annual distribution and service fees:
--------------------------------------------------------------------------------
                                                  ADVISOR             C
--------------------------------------------------------------------------------
Distribution Fee                                   0.25%             0.75%
--------------------------------------------------------------------------------
Service Fee                                        0.25%             0.25%
--------------------------------------------------------------------------------

The fees are computed daily and paid monthly in arrears based on each class's average daily closing net assets during the previous month. The distribution fee provides compensation for expenses incurred in connection with distributing shares of the classes including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the funds. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers for Advisor Class shares and for individual shareholder services rendered by broker/ dealers or other independent financial intermediaries for C Class shares. Fees incurred under the plans during the six months ended May 31, 2003, are detailed in the Statement of Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment manager, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services Corporation.

During the six months ended May 31, 2003, the funds invested in a money market fund for temporary purposes, which was managed by J.P. Morgan Fleming Asset
Management (USA) Inc. (JPMFAM). JPMFAM is a wholly owned subsidiary of J.P.
Morgan Chase & Co. (JPM). JPM is an equity investor in ACC. The funds have a bank line of credit agreement with JPM. The funds have a securities lending agreement with JPMorgan Chase Bank (Chase). Chase is a wholly owned subsidiary of JPM.

--------------------------------------------------------------------------------
3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the six months ended May 31, 2003, were as follows:

                                                       LIFE
                                                     SCIENCES        TECHNOLOGY
--------------------------------------------------------------------------------
Purchases                                         $  91,594,278     $141,706,93
--------------------------------------------------------------------------------
Proceeds from sales                                $100,740,331     $137,015,32
--------------------------------------------------------------------------------

                                                                   (continued)

--------------------------------------------------------------------------------
                                                                             19

Notes to Financial Statements

MAY 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
4. CAPITAL SHARE TRANSACTIONS

Capital share transactions in the Technology classes for all periods have been restated to reflect a  1-for-10 reverse share split. See Note 8.

Transactions in shares of the funds were as follows:

                                       LIFE SCIENCES                  TECHNOLOGY
-------------------------------------------------------------------------------------------
                                  SHARES         AMOUNT         SHARES         AMOUNT
-------------------------------------------------------------------------------------------
===========================================================================================
INVESTOR CLASS
---------------------------------------
SIX MONTHS ENDED MAY 31, 2003

SHARES AUTHORIZED                200,000,000                   300,000,000
===========================================================================================
Sold                              1,947,870    $  6,902,403     2,725,139     $36,389,899
-------------------------------
Redeemed                         (4,177,466)    (14,725,314)   (2,203,707)    (28,806,635)
-------------------------------------------------------------------------------------------
Net increase (decrease)          (2,229,596)    $(7,822,911)      521,432    $  7,583,264
===========================================================================================

YEAR ENDED NOVEMBER 30, 2002
SHARES AUTHORIZED               200,000,000                    300,000,000
===========================================================================================
Sold                             10,804,587    $ 47,083,635     4,396,413     $71,750,086
-------------------------------
Redeemed                        (16,090,674)    (69,030,203)   (3,842,872)    (61,470,938)
-------------------------------------------------------------------------------------------
Net increase (decrease)          (5,286,087)   $(21,946,568)      553,541     $10,279,148
===========================================================================================
===========================================================================================

INSTITUTIONAL CLASS
---------------------------------------
SIX MONTHS ENDED MAY 31, 2003

SHARES AUTHORIZED                 5,000,000                     15,000,000
===========================================================================================
Sold                                354,108      $1,265,333       323,318      $4,244,104
-------------------------------
Redeemed                            (96,467)       (341,223)     (267,705)     (3,493,914)
-------------------------------------------------------------------------------------------
Net increase                        257,641      $  924,110        55,613      $  750,190
===========================================================================================

YEAR ENDED NOVEMBER 30, 2002
SHARES AUTHORIZED                 5,000,000                     15,000,000
===========================================================================================
Sold                                588,328      $2,553,934       725,704     $11,779,856
-------------------------------
Redeemed                           (532,110)     (2,358,946)     (581,510)     (9,207,171)
-------------------------------------------------------------------------------------------
Net increase                         56,218      $  194,988       144,194    $  2,572,685
===========================================================================================
===========================================================================================

ADVISOR CLASS
---------------------------------------
SIX MONTHS ENDED MAY 31, 2003
SHARES AUTHORIZED                 5,000,000                      5,000,000
===========================================================================================
Sold                                  7,496         $26,014            45       $    669
-------------------------------
Redeemed                             (5,490)        (19,065)       (1,077)       (13,574)
-------------------------------------------------------------------------------------------
Net increase (decrease)               2,006        $  6,949        (1,032)      $(12,905)
===========================================================================================

YEAR ENDED NOVEMBER 30, 2002
SHARES AUTHORIZED                 5,000,000                      5,000,000
===========================================================================================
Sold                                  4,771        $21,334          3,814         $60,484
-------------------------------
Redeemed                               (264)        (1,097)           (87)         (1,817)
-------------------------------------------------------------------------------------------
Net increase                          4,507        $20,237          3,727         $58,667
===========================================================================================

                                                                    (continued)

--------------------------------------------------------------------------------
20

Notes to Financial Statements

MAY 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                      LIFE SCIENCES                  TECHNOLOGY
------------------------------------------------------------------------------------------
                                 SHARES         AMOUNT         SHARES         AMOUNT
------------------------------------------------------------------------------------------
==========================================================================================
C CLASS
------------------------------------------------------------------------------------------
SIX MONTHS ENDED MAY 31, 2003
SHARES AUTHORIZED               10,000,000                    7,500,000
==========================================================================================
Sold                                   659       $2,298
==========================================================================================

YEAR ENDED NOVEMBER 30, 2002
SHARES AUTHORIZED               10,000,000                    7,500,000
==========================================================================================
Sold                                 1,195       $5,622
==========================================================================================

--------------------------------------------------------------------------------
5. SECURITIES LENDING

As of May 31, 2003, securities in Life and Technology valued at $10,146,361 and
$30,297,867, respectively, were on loan through the lending agent, Chase, to certain approved borrowers. Chase receives and maintains collateral in the form of cash, U.S. Treasury or Government Agency securities and/or letters of credit for the funds. The value of cash collateral received at period end and investments made with that cash are disclosed in the Statement of Assets and
Liabilities and the Schedule of Investments. The total value of all collateral received, at this date, was $10,099,546 and $30,804,343, respectively. The funds' risks in securities lending are that the borrower may not provide additional collateral when required or return the securities when due. If the borrower defaults, receipt of the collateral by the funds may be delayed or limited.

--------------------------------------------------------------------------------
6. BANK LINE OF CREDIT

The funds, along with certain other funds managed by ACIM, have a $620,000,000 unsecured bank line of credit agreement with JPM, which was renewed from
$650,000,000 effective December 17, 2002. The funds may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The funds did not borrow from the line during the six months ended May 31, 2003.

--------------------------------------------------------------------------------
7. FEDERAL TAX INFORMATION

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts.

As of May 31, 2003, the components of investments for federal income tax purposes were as follows:

                                                      LIFE
                                                    SCIENCES        TECHNOLOGY
--------------------------------------------------------------------------------
Federal tax cost of investments                   $144,579,391     $129,237,731
================================================================================
Gross tax appreciation of investments              $15,946,001      $27,501,555
---------------------------------------------------------
Gross tax depreciation of investments               (3,223,810)      (3,278,967)
--------------------------------------------------------------------------------
Net tax appreciation of investments                $12,722,191       $24,222,58
================================================================================

                                                                    (continued)

--------------------------------------------------------------------------------
                                                                             21

Notes to Financial Statements

MAY 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
7. FEDERAL TAX INFORMATION (CONTINUED)

The difference between book-basis and tax-basis unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on certain forward foreign currency contracts.

Following are the capital loss carryovers and capital loss deferral amounts as of November 30, 2002:

                                                    LIFE
                                                  SCIENCES        TECHNOLOGY
--------------------------------------------------------------------------------
Accumulated capital losses                     $(64,222,705)    $(272,930,689)
--------------------------------------------------------------------------------
Capital loss deferral                           $(2,844,819)        $(792,626)
--------------------------------------------------------------------------------

The accumulated capital losses listed above represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire in 2009 through 2010 for
Life and 2008 through 2010 for Technology.

The capital loss deferrals represent net capital losses incurred in the one-month period ended November 30, 2002. The funds have elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

--------------------------------------------------------------------------------
8. TECHNOLOGY REVERSE SHARE SPLIT

Effective after the close of business on May 16, 2003, the Technology Investor
Class, Institutional Class, and Advisor Class shares underwent a 1-for-10 reverse split. The effect of this transaction was to divide the number of outstanding shares for each class by ten, while multiplying the net asset value per share by ten. The net asset value per share prior to the reverse split was
$1.46, $1.47, and $1.44 for the Investor Class, Institutional Class, and the
Advisor Class, respectively. The net asset value per share after the reverse split was $14.60, $14.70, and $14.40 for the Investor Class, Institutional
Class, and Advisor Class, respectively. There was no change in the aggregate market value of the outstanding shares as a result of these transactions.

--------------------------------------------------------------------------------
22

Life Sciences - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
-----------------------------------------------------------------------------------------------------------
                                                                    INVESTOR CLASS
-----------------------------------------------------------------------------------------------------------
                                                 2003(1)         2002           2001          2000(2)
===========================================================================================================
PER-SHARE DATA

Net Asset Value, Beginning of Period            $3.54          $4.87          $5.28           $5.00
-----------------------------------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------------
  Net Investment Loss(3)                        (0.02)         (0.04)         (0.03)          (0.02)
--------------------------------------------
  Net Realized and Unrealized Gain (Loss)        0.28          (1.29)         (0.25)           0.30
-----------------------------------------------------------------------------------------------------------
  Total From Investment Operations               0.26          (1.33)         (0.28)           0.28
-----------------------------------------------------------------------------------------------------------
Distributions
--------------------------------------------
  From Net Realized Gains                          --             --          (0.13)             --
-----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $3.80          $3.54          $4.87           $5.28
===========================================================================================================
  TOTAL RETURN(4)                                7.34%        (27.31)%        (5.35)%          5.60%
===========================================================================================================
RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                         1.50%(5)           1.50%          1.50%       1.50%(5)
--------------------------------------------
Ratio of Net Investment Loss
to Average Net Assets                       (0.94)%(5)         (0.88)%        (0.61)%     (0.95)%(5)
--------------------------------------------
Portfolio Turnover Rate                            67%            272%           206%            64%
--------------------------------------------
Net Assets, End of Period
(in thousands)                                $148,926        $146,324       $227,341       $233,785
-----------------------------------------------------------------------------------------------------------

(1) Six months ended May 31, 2003 (unaudited).

(2) June 30, 2000 (inception) through November 30, 2000.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                                             23

Life Sciences - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------------------------------
                                                                INSTITUTIONAL CLASS
--------------------------------------------------------------------------------------------------------
                                                2003(1)         2002           2001          2000(2)
========================================================================================================
PER-SHARE DATA

Net Asset Value, Beginning of Period            $3.56          $4.89          $5.28           $5.26
--------------------------------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------------
  Net Investment Loss(3)                        (0.01)         (0.03)         (0.02)          (0.02)
--------------------------------------------
  Net Realized and Unrealized Gain (Loss)        0.28          (1.30)         (0.24)           0.04
--------------------------------------------------------------------------------------------------------
  Total From Investment Operations               0.27          (1.33)         (0.26)           0.02
--------------------------------------------------------------------------------------------------------
Distributions
--------------------------------------------
  From Net Realized Gains                          --             --          (0.13)             --
--------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $3.83          $3.56          $4.89           $5.28
========================================================================================================
  TOTAL RETURN(4)                                7.58%        (27.20)%        (4.97)%          0.38%
========================================================================================================
RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                            1.30%(5)       1.30%          1.30%           1.30%(5)
--------------------------------------------
Ratio of Net Investment Loss
to Average Net Assets                           (0.74)%(5)     (0.68)%        (0.41)%         (0.80)%(5)
--------------------------------------------
Portfolio Turnover Rate                            67%           272%           206%             64%(6)
--------------------------------------------
Net Assets, End of Period
(in thousands)                                  $4,610        $3,365         $4,348          $3,363
--------------------------------------------------------------------------------------------------------

(1) Six months ended May 31, 2003 (unaudited).

(2) July 17, 2000 (commencement of sale) through November 30, 2000.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the period June 30, 2000 (inception of fund) through
    November 30, 2000.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
24

Life Sciences - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------------------------------
                                                                   ADVISOR CLASS
--------------------------------------------------------------------------------------------------------
                                                2003(1)         2002           2001          2000(2)
========================================================================================================
PER-SHARE DATA

Net Asset Value, Beginning of Period            $3.51          $4.86          $5.28           $5.48
--------------------------------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------
  Net Investment Loss(3)                        (0.02)         (0.05)         (0.04)            --(4)
-------------------------------------------
  Net Realized and Unrealized Gain (Loss)        0.29          (1.30)         (0.25)         (0.20)
--------------------------------------------------------------------------------------------------------
  Total From Investment Operations               0.27          (1.35)         (0.29)         (0.20)
--------------------------------------------------------------------------------------------------------
Distributions
-------------------------------------------
  From Net Realized Gains                          --             --          (0.13)            --
--------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $3.78          $3.51          $4.86          $5.28
========================================================================================================
  TOTAL RETURN(5)                                7.69%        (27.78)%        (5.55)%        (3.65)%
========================================================================================================
RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                         1.75%(6)           1.75%          1.75%       1.75%(6)
-------------------------------------------
Ratio of Net Investment Loss
to Average Net Assets                       (1.19)%(6)         (1.13)%        (0.86)%     (0.99)%(6)
-------------------------------------------
Portfolio Turnover Rate                            67%            272%           206%         64%(7)
-------------------------------------------
Net Assets, End of Period
(in thousands)                                     $35             $25            $13            $11
--------------------------------------------------------------------------------------------------------

(1) Six months ended May 31, 2003 (unaudited).

(2) November 14, 2000 (commencement of sale) through November 30, 2000.

(3) Computed using average shares outstanding throughout the period.

(4) Per-share amount was less than $0.005.

(5) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6) Annualized.

(7) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the period June 30, 2000 (inception of fund) through
    November 30, 2000.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                                             25

Life Sciences- Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
-----------------------------------------------------------------------------------------
                                                              C CLASS
-----------------------------------------------------------------------------------------
                                                2003(1)         2002          2001(2)
=========================================================================================
PER-SHARE DATA

Net Asset Value, Beginning of Period            $3.49          $4.87           $4.87
-----------------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------------
  Net Investment Loss(3)                        (0.03)         (0.08)             --(4)
--------------------------------------------
  Net Realized and Unrealized Gain (Loss)        0.28          (1.30)             --(4)
-----------------------------------------------------------------------------------------
  Total From Investment Operations               0.25          (1.38)             --(4)
-----------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $3.74          $3.49           $4.87
=========================================================================================
  TOTAL RETURN(5)                                7.16%        (28.34)%          0.00%
=========================================================================================
RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                         2.50%(6)           2.50%       2.50%(6)
--------------------------------------------
Ratio of Net Investment Loss
to Average Net Assets                       (1.94)%(6)         (1.88)%     (1.46)%(6)
--------------------------------------------
Portfolio Turnover Rate                            67%            272%        206%(7)
--------------------------------------------
Net Assets, End of Period
(in thousands)                                      $9              $6             $3
-----------------------------------------------------------------------------------------

(1) Six months ended May 31, 2003 (unaudited).

(2) November 29, 2001 (commencement of sale) through November 30, 2001.

(3) Computed using average shares outstanding throughout the period.

(4) Per-share amount was less than $0.005.

(5) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not include applicable sales charges. Total returns for periods less than one year are not annualized.
    The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6) Annualized.

(7) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended November 30, 2001.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
26

Technology - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
-------------------------------------------------------------------------------------------------------
                                                                   INVESTOR CLASS
-------------------------------------------------------------------------------------------------------
                                              2003(1)(2)       2002(2)        2001(2)      2000(2)(3)
=======================================================================================================
PER-SHARE DATA

Net Asset Value, Beginning of Period           $14.40         $20.90         $31.90          $50.00
-------------------------------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------------
  Net Investment Loss(4)                        (0.08)         (0.20)         (0.20)         (0.20)
--------------------------------------------
  Net Realized and Unrealized Gain (Loss)        0.96          (6.30)        (10.80)        (17.90)
-------------------------------------------------------------------------------------------------------
  Total From Investment Operations               0.88          (6.50)        (11.00)        (18.10)
-------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $15.28         $14.40         $20.90         $31.90
=======================================================================================================
  TOTAL RETURN(5)                                6.11%        (31.10)%       (34.48)%       (36.20)%
=======================================================================================================
RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                         1.50%(6)          1.50%          1.50%         1.50%(6)
--------------------------------------------
Ratio of Net Investment Loss
to Average Net Assets                        (1.15)%(6)        (1.20)%        (0.79)%       (0.83)%(6)
--------------------------------------------
Portfolio Turnover Rate                          114%           251%           356%           125%
--------------------------------------------
Net Assets, End of Period
(in thousands)                                $143,598        $127,767       $173,877       $195,776
-------------------------------------------------------------------------------------------------------

(1) Six months ended May 31, 2003 (unaudited).

(2) Per-share data has been restated to reflect a 1-for-10 reverse share split that occurred on the close of business on May 16, 2003.

(3) June 30, 2000 (inception) through November 30, 2000.

(4) Computed using average shares outstanding throughout the period.

(5) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6) Annualized.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                                             27

Technology - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
------------------------------------------------------------------------------------------------------
                                                               INSTITUTIONAL CLASS
------------------------------------------------------------------------------------------------------
                                             2003(1)(2)       2002(2)        2001(2)      2000(2)(3)
======================================================================================================
PER-SHARE DATA

Net Asset Value, Beginning of Period           $14.50         $21.00         $31.90          $55.40
------------------------------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------------
  Net Investment Loss(4)                        (0.06)         (0.20)         (0.20)         (0.10)
--------------------------------------------
  Net Realized and Unrealized Gain (Loss)        0.95          (6.30)        (10.70)        (23.40)
------------------------------------------------------------------------------------------------------
  Total From Investment Operations               0.89          (6.50)        (10.90)        (23.50)
------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $15.39         $14.50         $21.00         $31.90
======================================================================================================
  TOTAL RETURN(5)                                6.14%        (30.95)%       (34.17)%       (42.42)%
======================================================================================================
RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                         1.30%(6)           1.30%          1.30%       1.30%(6)
--------------------------------------------
Ratio of Net Investment Loss
to Average Net Assets                       (0.95)%(6)         (1.00)%        (0.59)%     (0.70)%(6)
--------------------------------------------
Portfolio Turnover Rate                           114%            251%           356%        125%(7)
--------------------------------------------
Net Assets, End of Period
(in thousands)                                  $9,830          $8,444         $9,198         $7,995
------------------------------------------------------------------------------------------------------

(1) Six months ended May 31, 2003 (unaudited).

(2) Per-share data has been restated to reflect a 1-for-10 reverse share split that occurred on the close of business on May 16, 2003.

(3) July 14, 2000 (commencement of sale) through November 30, 2000.

(4) Computed using average shares outstanding throughout the period.

(5) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6) Annualized.

(7) Portfolio turnover is calculated at the fund level.  Percentage indicated
    was calculated for the period June 30, 2000 (inception of fund) through
    November 30, 2000.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
28

Technology - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED
------------------------------------------------------------------------------------------------------
                                                                 ADVISOR CLASS
------------------------------------------------------------------------------------------------------
                                            2003(1)(2)      2002(2)        2001(2)       2000(2)(3)
======================================================================================================
PER-SHARE DATA

Net Asset Value, Beginning of Period          $14.30         $20.80         $31.90          $50.00
------------------------------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------
  Net Investment Loss(4)                       (0.09)         (0.20)         (0.20)         (0.20)
-------------------------------------------
  Net Realized and Unrealized Gain (Loss)       0.91          (6.30)        (10.90)        (17.90)
------------------------------------------------------------------------------------------------------
  Total From Investment Operations              0.82          (6.50)        (11.10)        (18.10)
------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $15.12         $14.30         $20.80         $31.90
======================================================================================================
  TOTAL RETURN(5)                               5.73%        (31.25)%       (34.80)%       (36.20)%
======================================================================================================
RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                        1.75%(6)           1.75%          1.75%       1.75%(6)
-------------------------------------------
Ratio of Net Investment Loss
to Average Net Assets                      (1.40)%(6)         (1.45)%        (1.04)%     (1.08)%(6)
-------------------------------------------
Portfolio Turnover Rate                          114%            251%           356%           125%
-------------------------------------------
Net Assets, End of Period
(in thousands)                                    $42             $54             $1            $43
------------------------------------------------------------------------------------------------------

(1) Six months ended May 31, 2003 (unaudited).

(2) Per-share data has been restated to reflect a 1-for-10 reverse share split that occurred on the close of business on May 16, 2003.

(3) June 30, 2000 (commencement of sale) through November 30, 2000.

(4) Computed using average shares outstanding throughout the period.

(5) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6) Annualized.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                                             29

Share Class Information

Four classes of shares are authorized for sale by the funds: Investor Class,
Institutional Class, Advisor Class, and C Class. The total expense ratios of
Advisor, and C Class shares are higher than those of Investor Class shares; the total expense ratio of Institutional Class shares is lower.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through a broker-dealer, which may require payment of a transaction fee to the broker.

INSTITUTIONAL CLASS shares are available to large investors such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least  $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the total expense ratio of
Institutional Class shares is 0.20% less than the total expense ratio of
Investor Class shares.

ADVISOR CLASS shares are sold primarily through institutions such as banks, broker-dealers, insurance companies, and financial advisors. Advisor Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee.
The total expense ratio of Advisor Class shares is 0.25% higher than the total expense ratio of Investor Class shares.

C CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as banks, broker-dealers, and insurance companies.
C Class shares redeemed within 12 months of purchase are subject to a CDSC of
1.00%. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. C Class shares also are subject to a Rule 12b-1 service and distribution fee of 1.00% for stock funds and 0.75% for bond funds.

All classes of shares represent a pro rata interest in the funds and generally have the same rights and preferences.

--------------------------------------------------------------------------------
30

Retirement Account Information

As required by law, any distributions you receive from an IRA or certain 403(b)
and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

--------------------------------------------------------------------------------
                                                                             31

Comparative Indices

The following indices are used in the report to serve as fund performance comparisons. They are not investment products available for purchase.

The GOLDMAN SACHS TECHNOLOGY INDUSTRY (GSTI) INTERNET INDEX is a
capitalization-weighted index of selected Internet companies including, access providers, hardware and software, and on-line service providers.

The GOLDMAN SACHS TECHNOLOGY INDUSTRY (GSTI) SOFTWARE INDEX is a modified capitalization-weighted index of selected software companies including, client/server, enterprise software, Internet software, and personal computer and entertainment software.

The MERRILL LYNCH 100 TECHNOLOGY INDEX is an equal-dollar weighted index of 100 stocks designed to measure the performance of a cross section of large, actively-traded  technology stocks and American Depositary Receipts (ADRs).

The MORGAN STANLEY TECHNOLOGY INDEX is an equal-dollar weighted index of 35 U.S.
companies from technology subsectors including: computer and business services, technical software, enterprise software, Internet and personal computer software, telecommunications equipment, wireline/wireless, data networking/data security, server and enterprise hardware, personal computer hardware and data storage, connectors/electronics manufacturing services, semiconductor capital equipment, and semiconductors.

The PHILADELPHIA SEMICONDUCTOR INDEX is a price-weighted index comprised of companies primarily involved in the design, distribution, manufacture, and sale of semiconductors.

The RUSSELL 1000 INDEX is a market-capitalization weighted, large-cap index created by Frank Russell Company to measure the performance of the 1,000 largest companies in the Russell 3000 Index (the 3,000 largest publicly traded U.S.
companies, based on total market capitalization).

The RUSSELL 2000 INDEX is a market-capitalization weighted index created by
Frank Russell Company to measure the performance of the 2,000 smallest of the
3,000 largest publicly traded  U.S. companies, based on total market capitalization.

The S&P 500 INDEX is a market-value weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity and industry group representation that are considered to be leading firms in dominant industries.
Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

The S&P SUPERCOMPOSITE 1500 INDEX combines the S&P 500, MidCap 400 and SmallCap
600 indices.

The S&P SUPERCOMPOSITE 1500 HEALTHCARE INDEX represents those S&P SuperComposite
1500 companies in two main industry groups: Healthcare equipment and supplies companies or companies that provide health-care related services, and companies that provide research, development, production and marketing of pharmaceuticals and biotechnology products.

The S&P SUPERCOMPOSITE 1500  TECHNOLOGY INDEX represents those S&P
SuperComposite 1500 companies in two main industry groups:  Technology software and services companies, and technology hardware and equipment companies.

-------------------------------------------------------------------------------
32

[inside back cover - blank page]

CONTACT US

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AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR RELATIONS:
1-800-345-2021 or 816-531-5575

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FINANCIAL ADVISORS, INSURANCE COMPANIES:
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1-800-634-4113 or 816-444-3485

AMERICAN CENTURY MUTUAL FUNDS, INC.

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

0307                                 American Century Investment Services, Inc.
SH-SAN-35032N                     (c)2003 American Century Services Corporation

Item 2 - N/A

Item 3 - N/A

Item 4 - N/A

Item 5 - Reserved

Item 6 - Reserved

Item 7 - N/A

Item 8 - Reserved

Item 9. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's  disclosure controls and procedures (as defined  in Rule  30a-2(c)  under the  Investment  Company  Act of 1940,  as amended)  are  effective  based on their  evaluation  of these  controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant  changes in the registrant's  internal controls or in other factors that could  significantly  affect these controls subsequent to the date of their  evaluation,  including  any  corrective  actions  with regard to significant deficiencies and material weaknesses.

Item 10. Exhibits

10(a) - N/A

10(b) - Attached hereto.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the  Investment  Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  American Century World Funds, Inc.

By:            /s/William M. Lyons
      Name:    William M. Lyons
      Title:   President (principal executive officer)

Date:  July 30, 2003

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the  Investment  Company Act of 1940,  this report has been signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:            /s/William M. Lyons
      Name:    William M. Lyons
      Title:   President (principal executive officer)

Date:  July 30, 2003

By:            /s/Maryanne L. Roepke
      Name:    Maryanne L. Roepke
      Title:   Sr. Vice President, Treasurer and
               Chief Accounting Officer (principal financial officer)

Date:  July 30, 2003